UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)                                                                                                             (Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Technical Opportunities Fund

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 93.1%		$728,766,061
(Cost $635,095,037)
Consumer discretionary 22.2%		173,394,909
Auto components 1.4%
Lear Corp.	45,604	5,703,236
The Goodyear Tire & Rubber Company	163,451	5,367,731
Distributors 0.6%
Core-Mark Holding Company, Inc.	57,541	4,677,508
Diversified consumer services 0.5%
H&R Block, Inc.	99,603	3,711,208
Hotels, restaurants and leisure 0.6%
Carnival Corp.	86,030	4,652,502
Household durables 1.0%
Mohawk Industries, Inc. (I)	40,001	7,820,196
Internet and catalog retail 8.1%
Amazon.com, Inc. (I)	26,294	16,457,415
Expedia, Inc.	103,542	14,112,775
Netflix, Inc. (I)	149,017	16,150,462
The Priceline Group, Inc. (I)	4,022	5,848,953
Zalando SE (I)(S)	309,815	10,826,456
Media 2.3%
CyberAgent, Inc.	56,776	2,331,931
Lions Gate Entertainment Corp.	93,108	3,628,419
ProSiebenSat.1 Media AG	100,995	5,457,325
Rightmove PLC	113,100	6,679,836
Specialty retail 2.6%
Nitori Holdings Company, Ltd.	149,606	11,666,112
Signet Jewelers, Ltd.	36,198	5,463,722
Yamada Denki Company, Ltd.	643,125	2,893,188
Textiles, apparel and luxury goods 5.1%
ANTA Sports Products, Ltd.	4,650,973	13,010,294
Asics Corp.	551,229	15,225,326
Christian Dior SA	25,122	4,937,529
Pandora A/S	58,691	6,772,785
Consumer staples 1.7%		13,625,857
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	63,457	5,671,152
Food and staples retailing 1.0%
Ain Pharmaciez, Inc.	64,897	3,072,145
Booker Group PLC	1,704,718	4,882,560
Energy 1.0%		7,597,460
Oil, gas and consumable fuels 1.0%
Tesoro Corp.	34,702	3,710,685
Valero Energy Corp.	58,962	3,886,775
Financials 8.8%		68,983,943
Banks 0.2%
Japan Post Bank Company, Ltd. (I)	130,100	1,563,313
Capital markets 2.6%
Interactive Brokers Group, Inc., Class A	160,946	6,621,318

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Partners Group Holding AG	25,338	$9,168,436
WisdomTree Investments, Inc. (L)	237,501	4,567,144
Consumer finance 1.1%
Springleaf Holdings, Inc. (I)	176,708	8,289,372
Diversified financial services 4.2%
CBOE Holdings, Inc.	53,664	3,597,635
Euronext NV (S)	102,652	4,508,157
Intercontinental Exchange, Inc.	15,419	3,891,756
Japan Exchange Group, Inc.	386,202	6,214,357
London Stock Exchange Group PLC	168,137	6,582,975
Markit, Ltd. (I)	151,320	4,615,260
The NASDAQ OMX Group, Inc.	67,500	3,907,575
Insurance 0.7%
First American Financial Corp.	127,758	4,871,413
Japan Post Insurance Company, Ltd. (I)	32,100	585,232
Health care 15.3%		119,897,722
Biotechnology 7.8%
Actelion, Ltd. (I)	27,075	3,758,392
Alkermes PLC (I)	43,183	3,105,721
Anacor Pharmaceuticals, Inc. (I)	59,597	6,699,299
Celgene Corp. (I)	65,644	8,055,175
Dyax Corp. (I)	211,491	5,822,347
Incyte Corp. (I)	69,066	8,117,327
Portola Pharmaceuticals, Inc. (I)	95,471	4,545,374
Regeneron Pharmaceuticals, Inc. (I)	18,277	10,187,417
Ultragenyx Pharmaceutical, Inc. (I)	79,514	7,899,716
Vertex Pharmaceuticals, Inc. (I)	21,901	2,731,931
Health care equipment and supplies 0.9%
Hoya Corp.	101,707	4,197,119
Sysmex Corp.	49,267	2,816,042
Pharmaceuticals 6.6%
Allergan PLC (I)	21,469	6,622,542
Bristol-Myers Squibb Company	71,283	4,701,114
Eisai Company, Ltd.	65,031	4,067,662
Eli Lilly & Company	57,745	4,710,260
Jazz Pharmaceuticals PLC (I)	23,332	3,203,017
Ono Pharmaceutical Company, Ltd.	92,947	12,733,244
Santen Pharmaceutical Company, Ltd.	636,500	8,638,879
Shionogi & Company, Ltd.	177,615	7,285,144
Industrials 10.7%		83,588,910
Aerospace and defense 2.0%
Orbital ATK, Inc.	74,498	6,378,519
Raytheon Company	48,530	5,697,422
Safran SA	47,429	3,602,424
Airlines 0.9%
JetBlue Airways Corp. (I)	284,810	7,074,680
Building products 2.8%
AO Smith Corp.	51,150	3,929,343
Fortune Brands Home & Security, Inc.	147,864	7,737,723

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

	Shares	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	35,671	$4,737,466
Masco Corp.	191,298	5,547,642
Construction and engineering 0.5%
Taisei Corp.	634,548	4,123,617
Electrical equipment 1.0%
Acuity Brands, Inc.	18,420	4,026,612
OSRAM Licht AG	64,005	3,761,203
Machinery 0.7%
KUKA AG (L)	59,075	4,992,304
Professional services 1.7%
Nielsen Holdings PLC	128,147	6,088,264
Randstad Holding NV	79,435	4,737,208
Verisk Analytics, Inc. (I)	37,682	2,698,408
Road and rail 1.1%
DSV A/S	82,340	3,341,296
East Japan Railway Company	53,797	5,114,779
Information technology 31.5%		246,330,808
Electronic equipment, instruments and components 1.4%
Alps Electric Company, Ltd.	87,880	2,727,723
Ingenico SA	34,551	4,071,890
Murata Manufacturing Company, Ltd.	29,027	4,132,034
Internet software and services 7.5%
Alphabet, Inc., Class A (I)	24,081	17,757,089
Facebook, Inc., Class A (I)	128,574	13,110,691
j2 Global, Inc.	70,102	5,436,410
LinkedIn Corp., Class A (I)	12,796	3,082,173
SPS Commerce, Inc. (I)	25,077	1,801,030
Tencent Holdings, Ltd.	367,918	6,935,023
United Internet AG	106,448	5,527,086
VeriSign, Inc. (I)(L)	65,758	5,300,095
IT services 12.0%
Amdocs, Ltd.	88,452	5,269,086
Broadridge Financial Solutions, Inc.	78,618	4,684,060
Cognizant Technology Solutions Corp., Class A (I)	66,424	4,524,139
EPAM Systems, Inc. (I)	94,894	7,340,051
ExlService Holdings, Inc. (I)	92,548	4,096,174
Fidelity National Information Services, Inc.	74,331	5,420,217
Genpact, Ltd. (I)	155,831	3,861,492
Global Payments, Inc.	72,912	9,945,926
MasterCard, Inc., Class A	72,521	7,178,854
Nomura Research Institute, Ltd.	191,712	7,835,353
OBIC Company, Ltd.	74,568	3,935,472
Optimal Payments PLC (I)	1,190,858	5,563,476
Sabre Corp.	204,638	5,999,986
Virtusa Corp. (I)	88,055	5,056,999
Visa, Inc., Class A	94,433	7,326,112
Wire Card AG	105,974	5,473,994
Semiconductors and semiconductor equipment 0.6%
Synaptics, Inc. (I)	59,531	5,065,493

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

			Shares	Value
Information technology (continued)
Software 10.0%
	Activision Blizzard, Inc.		197,853	$6,877,370
	Adobe Systems, Inc. (I)		115,801	10,266,917
	Cadence Design Systems, Inc. (I)		172,345	3,829,506
	Guidewire Software, Inc. (I)		93,324	5,434,257
	HubSpot, Inc. (I)		154,662	8,023,865
	Manhattan Associates, Inc. (I)		103,882	7,567,804
	Microsoft Corp.		154,431	8,129,248
	Paycom Software, Inc. (I)		124,855	4,745,739
	Proofpoint, Inc. (I)		36,851	2,595,784
	salesforce.com, Inc. (I)		48,426	3,763,184
	Square Enix Holdings Company, Ltd.		88,845	2,401,425
	SS&C Technologies Holdings, Inc.		71,390	5,293,569
	The Sage Group PLC		457,712	3,837,714
	The Ultimate Software Group, Inc. (I)		24,988	5,106,298
Materials 1.9%				15,346,452
Chemicals 0.7%
	Daicel Corp.		413,699	5,466,777
Construction materials 1.2%
	Martin Marietta Materials, Inc.		31,931	4,954,095
	Vulcan Materials Company		51,000	4,925,580
	Yield (%)		Shares	Value
Securities lending collateral 1.6%				$12,597,629
(Cost $12,597,201)
John Hancock Collateral Trust (W)	0.1388(Y	)	1,259,058	12,597,629
			Par value	Value
Short-term investments 11.0%				$85,800,000
(Cost $85,800,000)
Repurchase agreement 11.0%				85,800,000
	Bank of America Tri-Party Repurchase Agreement dated 10-30-15 at 0.080% to be repurchased at $85,800,572 on 11-02-15, collateralized by $80,902,916 Government National Mortgage Association 4.500% due 8-20-45 (valued at $87,516,001, including interest).		85,800,000	85,800,000
Total investments (Cost $733,492,238)† 105.7%				$827,163,690
Other assets and liabilities, net (5.7%)				($44,750,079)
Total net assets 100.0%				$782,413,611

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 10-31-15. The value of securities on loan amounted to $12,312,251.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $737,050,263. Net unrealized appreciation aggregated $90,113,427, of which $96,260,477 related to appreciated investment securities and $6,147,050 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Technical Opportunities Fund

The fund had the following country concentration as a percentage of net assets on 10-31-15:

United States	67.0
Japan	15.2
Germany	4.6
United Kingdom	3.4
China	2.5
Switzerland	1.7
France	1.6
Denmark	1.3
Netherlands	1.2
Ireland	0.8
Other countries	0.7
TOTAL	100.0

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$173,394,909	$93,594,127	$79,800,782	—
Consumer staples	13,625,857	5,671,152	7,954,705	—
Energy	7,597,460	7,597,460	—	—
Financials	68,983,943	40,361,473	26,473,925	$2,148,545
Health care	119,897,722	76,401,240	43,496,482	—
Industrials	83,588,910	53,916,079	29,672,831	—
Information technology	246,330,808	193,889,618	52,441,190	—
Materials	15,346,452	9,879,675	5,466,777	—
Securities lending collateral	12,597,629	12,597,629	—	—
Short-term investments	85,800,000	—	85,800,000	—
Total investments in securities	$827,163,690	$493,908,453	$331,106,692	$2,148,545
Other financial instruments
Forward foreign currency contracts	($133,146)	—	($133,146)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at October 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	259,265,000	USD	2,171,302	State Street Bank and Trust Company	11/4/2015	—	($22,757)	($22,757)
USD	12,709,405	CHF	12,480,000	Goldman Sachs International	12/16/2015	$65,180	—	65,180
USD	10,125,306	DKK	68,280,000	Royal Bank of Scotland PLC	12/16/2015	45,965	—	45,965
USD	55,943,469	EUR	50,585,000	Citibank N.A.	12/16/2015	279,664	—	279,664
USD	27,466,986	GBP	17,905,000	Royal Bank of Scotland PLC	12/16/2015	—	(129,899)	(129,899)
USD	112,320,491	JPY	13,589,600,000	BNP Paribas SA	12/16/2015	—	(371,299)	(371,299)
						$390,809	($523,955)	($133,146)

CHF	Swiss Franc	GBP	British Pound
DKK	Danish Krone	JPY	Japanese Yen
EUR	Euro	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q1	10/15
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		12/15

John Hancock

Global Income Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Global Income Fund

As of 10-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 61.8%					$277,722,687
(Cost $298,104,977)
Argentina 0.5%					2,240,555
Provincia de Buenos Aires (S)	9.625		04-18-28	200,000	202,500
YPF SA (S)	8.500		07-28-25	650,000	638,950
YPF SA (S)	8.750		04-04-24	862,000	873,562
YPF SA (S)	8.875		12-19-18	509,000	525,543
Austria 0.1%					720,525
ESAL GmbH (S)	6.250		02-05-23	739,000	720,525
Azerbaijan 0.4%					1,697,130
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	1,631,000	1,408,160
State Oil Company of the Azerbaijan Republic	5.450		02-09-17	284,000	288,970
Brazil 0.8%					3,480,038
Brazil Loan Trust 1	5.477		07-24-23	206,762	186,085
Brazil Loan Trust 1 (S)	5.477		07-24-23	2,561,054	2,304,949
Brazil Minas SPE	5.333		02-15-28	500,000	406,875
Gerdau Trade, Inc. (S)	5.750		01-30-21	55,000	50,710
GTL Trade Finance, Inc. (S)	5.893		04-29-24	634,000	531,419
Canada 1.3%					5,807,182
Cascades, Inc. (S)	5.500		07-15-22	845,000	821,763
Mercer International, Inc.	7.750		12-01-22	1,485,000	1,551,825
Norbord, Inc. (S)	5.375		12-01-20	1,775,000	1,803,844
Quebecor Media, Inc.	5.750		01-15-23	1,590,000	1,629,750
Cayman Islands 0.4%					1,671,381
Offshore Group Investment, Ltd.	7.125		04-01-23	1,260,000	370,125
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.700		06-10-25	334,000	340,056
UPCB Finance IV, Ltd. (S)	5.375		01-15-25	960,000	961,200
Chile 1.9%					8,814,469
Banco del Estado de Chile (S)	3.875		02-08-22	164,000	167,046
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	2,484,000	2,346,222
Corporacion Nacional del Cobre de Chile	3.875		11-03-21	219,000	221,287
Corporacion Nacional del Cobre de Chile (S)	4.250		07-17-42	637,000	523,685
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	909,000	925,997
Corporacion Nacional del Cobre de Chile (S)	4.500		09-16-25	1,087,000	1,078,629
Corporacion Nacional del Cobre de Chile (S)	4.875		11-04-44	608,000	541,737
Corporacion Nacional del Cobre de Chile (S)	6.150		10-24-36	255,000	271,453
Corporacion Nacional del Cobre de Chile	6.150		10-24-36	2,361,000	2,513,334
Corporacion Nacional del Cobre de Chile	7.500		01-15-19	197,000	225,079
China 0.6%					2,626,348
Sinochem Offshore Capital Company, Ltd. (S)	3.250		04-29-19	933,000	946,329
Sinopec Capital 2013, Ltd. (S)	3.125		04-24-23	458,000	440,904
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	371,000	380,853
Sinopec Group Overseas Development 2015, Ltd. (S)	3.250		04-28-25	894,000	858,262
Colombia 0.2%					777,176
Ecopetrol SA	4.125		01-16-25	82,000	72,258
Ecopetrol SA	5.875		05-28-45	644,000	528,080
Ecopetrol SA	7.375		09-18-43	155,000	147,638
Pacific Exploration and Production Corp. (S)	5.125		03-28-23	80,000	29,200

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ecuador 0.7%						$2,999,853
Ecuador Government International Bond	10.500		03-24-20		400,000	332,000
EP PetroEcuador (P)	5.957		09-24-19		3,355,790	2,667,853
France 0.8%						3,697,894
Albea Beauty Holdings SA (S)	8.375		11-01-19		1,095,000	1,151,119
Numericable-SFR SAS (S)	6.000		05-15-22		1,110,000	1,112,775
Numericable-SFR SAS (S)	6.250		05-15-24		630,000	630,000
SPCM SA (S)	6.000		01-15-22		800,000	804,000
Germany 0.7%						2,999,785
CeramTec Group GmbH	8.250		08-15-21	EUR	1,275,000	1,519,454
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		855,000	850,725
Unitymedia KabelBW GmbH (S)	6.125		01-15-25		615,000	629,606
Hong Kong 0.7%						3,026,389
Sinochem Overseas Capital Company, Ltd.	4.500		11-12-20		2,875,000	3,026,389
India 0.1%						251,252
Vedanta Resources PLC (S)	6.000		01-31-19		142,000	113,652
Vedanta Resources PLC (S)	8.250		06-07-21		172,000	137,600
Indonesia 0.1%						534,625
Perusahaan Listrik Negara PT	5.250		10-24-42		650,000	534,625
Ireland 0.7%						3,097,940
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		675,000	661,500
Endo Finance LLC (S)	6.000		02-01-25		1,365,000	1,358,175
Mallinckrodt International Finance SA (S)	5.625		10-15-23		960,000	902,400
Mallinckrodt International Finance SA (S)	5.750		08-01-22		185,000	175,865
Italy 0.3%						1,231,125
Telecom Italia SpA (S)	5.303		05-30-24		1,225,000	1,231,125
Jamaica 0.1%						733,425
Digicel Group, Ltd. (S)	7.125		04-01-22		889,000	733,425
Kazakhstan 3.0%						13,374,376
KazMunayGas National Company (S)	4.400		04-30-23		795,000	699,600
KazMunayGas National Company (S)	4.875		05-07-25		426,000	374,880
KazMunayGas National Company	5.750		04-30-43		212,000	163,187
KazMunayGas National Company (S)	5.750		04-30-43		4,572,000	3,519,306
KazMunayGas National Company	6.000		11-07-44		213,000	166,510
KazMunayGas National Company	6.375		04-09-21		2,832,000	2,861,167
KazMunayGas National Company (S)	6.375		04-09-21		1,748,000	1,766,004
KazMunayGas National Company	7.000		05-05-20		1,181,000	1,227,557
KazMunayGas National Company (S)	7.000		05-05-20		1,094,000	1,137,309
KazMunayGas National Company (S)	9.125		07-02-18		619,000	682,621
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19		462,000	375,255
Nostrum Oil & Gas Finance BV (S)	7.125		11-13-19		492,000	400,980
Luxembourg 1.5%						6,593,640
Altice Luxembourg SA (S)	7.750		05-15-22		1,510,000	1,453,375
ArcelorMittal	7.000		02-25-22		525,000	498,750
ArcelorMittal	7.750		10-15-39		920,000	784,300
Cosan Luxembourg SA (S)	5.000		03-14-23		692,000	581,283
INEOS Group Holdings SA (S)	5.875		02-15-19		2,045,000	2,042,444
Wind Acquisition Finance SA (S)	4.750		07-15-20		625,000	639,063
Wind Acquisition Finance SA (S)	7.375		04-23-21		590,000	594,425

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Malaysia 0.7%						$3,148,251
Petronas Capital, Ltd. (S)	3.500		03-18-25		2,744,000	2,655,402
Petronas Capital, Ltd. (S)	4.500		03-18-45		519,000	492,849
Mexico 1.4%						6,294,879
Cemex SAB de CV (S)	5.700		01-11-25		34,000	31,450
Cemex SAB de CV (S)	6.125		05-05-25		360,000	341,100
Cemex SAB de CV (S)	7.250		01-15-21		200,000	205,000
Cemex SAB de CV (S)	9.500		06-15-18		400,000	430,500
Comision Federal de Electricidad (S)	4.875		01-15-24		295,000	301,638
Petroleos Mexicanos	4.875		01-18-24		450,000	449,640
Petroleos Mexicanos (S)	5.625		01-23-46		3,037,000	2,618,805
Petroleos Mexicanos	6.375		01-23-45		1,681,000	1,592,748
Petroleos Mexicanos	6.500		06-02-41		237,000	227,473
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		99,000	96,525
Morocco 0.3%						1,339,736
OCP SA (S)	4.500		10-22-25		736,000	705,787
OCP SA (S)	5.625		04-25-24		362,000	378,109
OCP SA (S)	6.875		04-25-44		246,000	255,840
Netherlands 0.4%						2,019,044
CIMPOR Financial Operations BV (S)	5.750		07-17-24		301,000	198,284
Intergas Finance BV	6.375		05-14-17		158,000	162,285
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19		625,000	659,375
VTR Finance BV (S)	6.875		01-15-24		1,030,000	999,100
Russia 0.5%						2,476,930
Gazprom Neft OAO (S)	4.375		09-19-22		228,000	202,396
Gazprom OAO (S)	4.950		07-19-22		87,000	83,955
Gazprom OAO (S)	5.999		01-23-21		281,000	284,729
Gazprom OAO (S)	6.510		03-07-22		241,000	250,688
Gazprom OAO (S)	8.146		04-11-18		222,000	240,244
Gazprom OAO	9.250		04-23-19		530,000	595,408
Gazprom OAO (S)	9.250		04-23-19		410,000	460,738
Rosneft Oil Company (S)	4.199		03-06-22		402,000	358,772
Singapore 0.1%						632,971
ABJA Investment Company Pte, Ltd.	5.950		07-31-24		680,000	632,971
South Africa 0.9%						4,151,586
Eskom Holdings SOC, Ltd. (S)	6.750		08-06-23		1,023,000	949,856
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		3,452,000	3,201,730
United Kingdom 1.9%						8,396,620
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	140,204	223,161
Boparan Finance PLC	5.500		07-15-21	GBP	1,550,000	2,173,720
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23		765,000	765,000
Premier Foods Finance PLC	6.500		03-15-21	GBP	1,000,000	1,432,227
R&R PLC, PIK	9.250		05-15-18	EUR	1,100,000	1,221,712
Virgin Media Finance PLC (S)	6.000		10-15-24		1,440,000	1,450,800
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		1,130,000	1,130,000
United States 37.8%						169,634,218
ACCO Brands Corp.	6.750		04-30-20		1,592,000	1,695,480
AECOM (S)	5.750		10-15-22		1,430,000	1,487,200
Aircastle, Ltd.	5.500		02-15-22		1,045,000	1,105,088
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		1,280,000	1,360,000

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Altice US Finance I Corp. (S)	5.375		07-15-23	575,000	$581,900
AMC Entertainment, Inc.	5.750		06-15-25	1,960,000	1,974,700
Amsurg Corp.	5.625		07-15-22	1,135,000	1,115,138
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,700,000	1,789,250
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20	1,030,000	1,011,975
Berry Plastics Corp. (S)	6.000		10-15-22	790,000	825,550
Bonanza Creek Energy, Inc.	5.750		02-01-23	450,000	301,500
Bonanza Creek Energy, Inc.	6.750		04-15-21	1,710,000	1,231,200
Building Materials Corp. of America (S)	5.375		11-15-24	1,125,000	1,157,344
Cable One, Inc. (S)	5.750		06-15-22	1,135,000	1,163,375
Cablevision Systems Corp.	5.875		09-15-22	3,075,000	2,552,250
Cablevision Systems Corp.	8.000		04-15-20	490,000	477,750
CalAtlantic Group, Inc.	5.875		11-15-24	847,000	889,350
Calpine Corp.	5.750		01-15-25	1,490,000	1,411,775
Calumet Specialty Products Partners LP	7.625		01-15-22	570,000	550,050
Calumet Specialty Products Partners LP (S)	7.750		04-15-23	190,000	180,500
CCO Holdings LLC	6.625		01-31-22	1,630,000	1,727,800
Cemex Finance LLC (S)	9.375		10-12-22	166,000	180,525
CenturyLink, Inc.	5.800		03-15-22	680,000	661,300
CenturyLink, Inc.	7.650		03-15-42	1,310,000	1,120,050
Cequel Communications Holdings I LLC (S)	5.125		12-15-21	1,250,000	1,200,000
Chemtura Corp.	5.750		07-15-21	2,825,000	2,867,375
Chesapeake Energy Corp.	5.750		03-15-23	2,145,000	1,351,350
Chiquita Brands International, Inc.	7.875		02-01-21	840,000	891,450
Cincinnati Bell, Inc.	8.375		10-15-20	850,000	886,125
Cinemark USA, Inc.	5.125		12-15-22	725,000	728,625
Clean Harbors, Inc.	5.250		08-01-20	1,115,000	1,159,600
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	1,381,000	1,329,351
Cloud Peak Energy Resources LLC	6.375		03-15-24	675,000	320,625
CNOOC Finance 2015 USA LLC	3.500		05-05-25	240,000	232,903
Cogent Communications Group, Inc. (S)	5.375		03-01-22	740,000	728,900
CommScope Technologies Finance LLC (S)	6.000		06-15-25	900,000	913,500
Community Health Systems, Inc.	6.875		02-01-22	1,465,000	1,475,988
CyrusOne LP	6.375		11-15-22	1,775,000	1,832,688
DaVita HealthCare Partners, Inc.	5.125		07-15-24	1,000,000	1,016,875
Dean Foods Company (S)	6.500		03-15-23	1,730,000	1,825,150
Denbury Resources, Inc.	5.500		05-01-22	1,780,000	1,246,000
DISH DBS Corp.	5.000		03-15-23	3,895,000	3,602,875
Dynegy, Inc.	6.750		11-01-19	1,470,000	1,466,325
Dynegy, Inc.	7.625		11-01-24	795,000	796,988
Energizer Holdings, Inc. (S)	5.500		06-15-25	935,000	953,700
EnerSys (S)	5.000		04-30-23	840,000	850,500
EP Energy LLC	6.375		06-15-23	915,000	690,825
EP Energy LLC	9.375		05-01-20	1,145,000	996,150
Erickson, Inc.	8.250		05-01-20	889,000	620,078
First Data Corp. (S)	7.000		12-01-23	960,000	979,200
First Data Corp.	12.625		01-15-21	1,100,000	1,260,875
Frontier Communications Corp.	6.250		09-15-21	1,095,000	977,835
Frontier Communications Corp.	9.000		08-15-31	1,629,000	1,473,431
Frontier Communications Corp. (S)	10.500		09-15-22	285,000	295,688
Frontier Communications Corp. (S)	11.000		09-15-25	340,000	356,361
FTS International, Inc.	6.250		05-01-22	1,365,000	313,950
GCI, Inc.	6.875		04-15-25	1,300,000	1,339,000

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
GenOn Energy, Inc.	9.500		10-15-18	3,675,000	$3,234,000
GLP Capital LP	5.375		11-01-23	675,000	681,494
Gray Television, Inc.	7.500		10-01-20	1,845,000	1,925,627
Griffon Corp.	5.250		03-01-22	1,840,000	1,807,800
Halcon Resources Corp. (S)	8.625		02-01-20	335,000	288,938
Halcon Resources Corp.	9.750		07-15-20	1,690,000	574,600
HCA, Inc.	5.250		04-15-25	560,000	579,600
HCA, Inc.	5.375		02-01-25	1,910,000	1,960,138
HealthSouth Corp.	5.750		11-01-24	1,325,000	1,325,000
Hornbeck Offshore Services, Inc.	5.000		03-01-21	965,000	738,225
Hornbeck Offshore Services, Inc.	5.875		04-01-20	550,000	442,750
Hot Topic, Inc. (S)	9.250		06-15-21	1,500,000	1,447,500
IASIS Healthcare LLC	8.375		05-15-19	1,505,000	1,538,863
Isle of Capri Casinos, Inc.	5.875		03-15-21	2,220,000	2,336,550
Jarden Corp. (S)	5.000		11-15-23	700,000	719,250
Kinetic Concepts, Inc.	10.500		11-01-18	1,105,000	1,166,770
Kinetic Concepts, Inc.	12.500		11-01-19	820,000	870,225
L Brands, Inc. (S)	6.875		11-01-35	1,075,000	1,120,688
Landry's, Inc. (S)	9.375		05-01-20	1,215,000	1,303,088
Laredo Petroleum, Inc.	5.625		01-15-22	715,000	672,100
Laredo Petroleum, Inc.	7.375		05-01-22	830,000	819,625
Level 3 Communications, Inc.	5.750		12-01-22	930,000	953,250
Level 3 Financing, Inc.	5.375		08-15-22	1,915,000	1,948,513
Level 3 Financing, Inc. (S)	5.375		01-15-24	160,000	162,000
Levi Strauss & Company	5.000		05-01-25	550,000	559,625
LifePoint Health, Inc.	5.500		12-01-21	1,475,000	1,497,125
Linn Energy LLC	6.500		09-15-21	690,000	151,800
Linn Energy LLC	7.750		02-01-21	1,900,000	437,000
Louisiana-Pacific Corp.	7.500		06-01-20	1,205,000	1,265,250
Masonite International Corp. (S)	5.625		03-15-23	680,000	710,600
MasTec, Inc.	4.875		03-15-23	2,665,000	2,231,938
Media General Financing Sub, Inc. (S)	5.875		11-15-22	2,485,000	2,503,638
Mediacom LLC	7.250		02-15-22	2,015,000	2,040,188
MGM Resorts International	6.625		12-15-21	1,610,000	1,718,675
Midstates Petroleum Company, Inc.	10.750		10-01-20	945,000	172,463
MPG Holdco I, Inc.	7.375		10-15-22	1,360,000	1,445,000
NCI Building Systems, Inc. (S)	8.250		01-15-23	705,000	747,300
NCR Corp.	5.000		07-15-22	825,000	810,563
Nexstar Broadcasting, Inc.	6.875		11-15-20	1,500,000	1,550,625
NRG Energy, Inc.	6.250		07-15-22	2,305,000	2,132,125
Nuance Communications, Inc. (S)	5.375		08-15-20	1,250,000	1,275,000
Oasis Petroleum, Inc.	7.250		02-01-19	2,085,000	1,991,175
Outerwall, Inc.	6.000		03-15-19	1,480,000	1,472,600
Outfront Media Capital LLC	5.250		02-15-22	1,190,000	1,222,725
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	605,000	642,056
Parker Drilling Company	6.750		07-15-22	1,185,000	912,450
Petco Holdings Inc., PIK (S)	8.500		10-15-17	1,115,000	1,134,513
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,165,000	1,191,213
Pinnacle Entertainment, Inc.	6.375		08-01-21	1,285,000	1,368,525
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,590,000	1,351,500
Post Holdings, Inc.	7.375		02-15-22	1,785,000	1,880,676
QEP Resources, Inc.	5.375		10-01-22	1,870,000	1,683,000
Quicken Loans, Inc. (S)	5.750		05-01-25	985,000	977,613

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Quiksilver, Inc. (H)(S)	7.875		08-01-18		1,095,000	$766,500
Quiksilver, Inc. (H)	10.000		08-01-20		515,000	42,488
Quintiles Transnational Corp. (S)	4.875		05-15-23		480,000	493,498
Reynolds Group Issuer, Inc.	8.250		02-15-21		805,000	836,194
RHP Hotel Properties LP	5.000		04-15-21		1,235,000	1,262,788
RJS Power Holdings LLC (S)	4.625		07-15-19		1,550,000	1,417,940
RSI Home Products, Inc. (S)	6.500		03-15-23		1,390,000	1,438,650
Ruby Tuesday, Inc.	7.625		05-15-20		455,000	461,256
Shea Homes LP (S)	5.875		04-01-23		680,000	711,450
Signode Industrial Group Lux SA (S)	6.375		05-01-22		990,000	928,125
Sinclair Television Group, Inc.	6.125		10-01-22		2,245,000	2,306,738
Smithfield Foods, Inc.	6.625		08-15-22		1,000,000	1,070,000
Spectrum Brands, Inc. (S)	5.750		07-15-25		1,360,000	1,450,100
Spectrum Brands, Inc. (S)	6.125		12-15-24		870,000	937,425
Sprint Capital Corp.	8.750		03-15-32		3,855,000	3,469,500
T-Mobile USA, Inc.	6.731		04-28-22		2,505,000	2,586,413
Talen Energy Supply LLC (S)	6.500		06-01-25		545,000	483,688
TEGNA, Inc.	6.375		10-15-23		1,435,000	1,549,800
Tenet Healthcare Corp.	6.000		10-01-20		755,000	815,400
Tenet Healthcare Corp.	6.750		06-15-23		555,000	554,306
Tenet Healthcare Corp.	8.125		04-01-22		400,000	423,000
Tesoro Logistics LP	5.875		10-01-20		622,000	646,880
Tesoro Logistics LP	6.125		10-15-21		810,000	842,400
The Bon-Ton Department Stores, Inc.	8.000		06-15-21		955,000	539,575
The Goodyear Tire & Rubber Company	6.500		03-01-21		995,000	1,055,944
The Sun Products Corp. (S)	7.750		03-15-21		1,050,000	984,375
The William Carter Company	5.250		08-15-21		1,125,000	1,164,038
Tops Holding LLC (S)	8.000		06-15-22		1,150,000	1,193,125
Tribune Media Company (S)	5.875		07-15-22		1,950,000	2,003,625
Trinseo Materials Operating SCA (S)	6.750		05-01-22		1,195,000	1,197,988
VRX Escrow Corp. (S)	5.875		05-15-23		1,545,000	1,297,800
WESCO Distribution, Inc.	5.375		12-15-21		660,000	638,550
Windstream Corp.	7.500		04-01-23		2,073,000	1,730,955
Xerium Technologies, Inc.	8.875		06-15-18		930,000	948,600
XPO Logistics, Inc. (S)	6.500		06-15-22		1,255,000	1,120,088
ZF North America Capital, Inc. (S)	4.750		04-29-25		1,060,000	1,040,125
Venezuela 2.9%						13,253,344
Petroleos de Venezuela SA	5.125		10-28-16		2,392,319	1,796,632
Petroleos de Venezuela SA	5.250		04-12-17		3,948,200	2,220,863
Petroleos de Venezuela SA	8.500		11-02-17		15,265,867	9,235,849
Foreign government obligations 31.4%						$140,940,853
(Cost $147,338,549)
Angola 0.2%						883,800
Republic of Angola Bond	7.000		08-16-19		909,000	883,800
Argentina 1.3%						5,954,194
Republic of Argentina
Bond (H)	5.870		03-31-23	EUR	600,000	300,237
Bond (H)	6.000		03-31-23		931,000	996,170
Bond	7.000		04-17-17		3,821,532	3,796,692
Bond (H)	7.820		12-31-33	EUR	361,915	410,220
Bond (H)	7.820		12-31-33	EUR	221,553	248,747

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Argentina (continued)
GDP-Linked Note (I)	4.455	*	12-15-35		2,058,329	$202,128
Azerbaijan 0.3%						1,408,922
Republic of Azerbaijan Bond (S)	4.750		03-18-24		1,470,000	1,408,922
Brazil 2.4%						10,844,836
Federative Republic of Brazil
Bond	2.625		01-05-23		1,349,000	1,114,274
Bond	4.250		01-07-25		6,157,000	5,456,641
Bond	5.000		01-27-45		2,494,000	1,870,500
Bond	7.125		01-20-37		2,321,000	2,257,173
Bond	8.250		01-20-34		137,000	146,248
Colombia 2.3%						10,231,851
Bogota Distrito Capital Bond	9.750		07-26-28	COP	2,728,000,000	1,011,347
Republic of Colombia
Bond	2.625		03-15-23		836,000	756,580
Bond	4.000		02-26-24		4,329,000	4,246,749
Bond	5.000		06-15-45		624,000	553,800
Bond	7.375		09-18-37		1,828,000	2,120,480
Bond	7.750		04-14-21	COP	633,000,000	222,337
Bond	8.125		05-21-24		450,000	556,425
Bond	9.850		06-28-27	COP	510,000,000	205,003
Bond	10.375		01-28-33		391,000	559,130
Costa Rica 1.5%						6,937,450
Republic of Costa Rica
Bond	4.250		01-26-23		3,820,000	3,438,000
Bond (S)	7.000		04-04-44		1,622,000	1,459,800
Bond	7.158		03-12-45		2,260,000	2,039,650
Croatia 0.9%						4,021,222
Republic of Croatia
Bond (S)	5.500		04-04-23		630,000	648,900
Bond	5.500		04-04-23		1,225,000	1,261,945
Bond (S)	6.000		01-26-24		261,000	276,334
Bond	6.250		04-27-17		1,450,000	1,517,625
Bond (S)	6.375		03-24-21		294,000	316,418
Dominican Republic 1.8%						7,996,356
Government of Dominican Republic
Bond (S)	5.875		04-18-24		1,461,000	1,486,568
Bond	6.600		01-28-24		2,459,000	2,612,688
Bond (S)	6.850		01-27-45		654,000	652,365
Bond (S)	7.450		04-30-44		647,000	682,585
Bond	7.500		05-06-21		2,356,000	2,562,150
Egypt 0.4%						1,892,440
Arab Republic of Egypt Bond (S)	5.875		06-11-25		2,024,000	1,892,440
El Salvador 0.8%						3,458,119
Republic of El Salvador
Bond	7.650		06-15-35		1,995,000	1,807,969
Bond	7.750		01-24-23		1,135,000	1,152,025
Bond	8.250		04-10-32		500,000	498,125

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ethiopia 0.1%						$661,308
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		713,000	661,308
Gabon 0.3%						1,175,054
Republic of Gabon
Bond	6.375		12-12-24		277,684	238,689
Bond (S)	6.950		06-16-25		388,000	338,976
Bond	8.200		12-12-17		580,000	597,389
Ghana 0.6%						2,553,729
Republic of Ghana
Bond (S)	7.875		08-07-23		1,107,000	949,607
Bond (S)	8.125		01-18-26		905,000	768,571
Bond (S)	10.750		10-14-30		789,000	835,551
Honduras 0.1%						439,803
Republic of Honduras Bond	8.750		12-16-20		394,000	439,803
Hungary 0.2%						1,100,499
Republic of Hungary
Bond	4.375		07-04-17	EUR	442,000	517,303
Bond	5.000		03-30-16	GBP	104,000	162,558
Bond	6.000		01-11-19	EUR	331,000	420,638
Indonesia 2.3%						10,528,332
Republic of Indonesia
Bond	3.750		04-25-22		1,864,000	1,843,522
Bond	4.875		05-05-21		472,000	495,304
Bond (S)	5.875		01-15-24		898,000	991,493
Bond	7.000		05-15-22	IDR	30,200,000,000	2,000,395
Bond	7.750		01-17-38		2,912,000	3,594,864
Bond	8.375		03-15-24	IDR	6,500,000,000	459,155
Bond	8.500		10-12-35		755,000	989,956
Bond (S)	11.625		03-04-19		120,000	153,643
Iraq 0.6%						2,536,568
Republic of Iraq Bond	5.800		01-15-28		3,463,000	2,536,568
Ivory Coast 1.4%						6,066,970
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		916,000	819,820
Bond	5.750		12-31-32		4,357,000	3,877,251
Bond (S)	6.375		03-03-28		1,487,000	1,369,899
Jamaica 0.7%						3,144,075
Government of Jamaica
Bond	6.750		04-28-28		910,000	925,925
Bond	7.625		07-09-25		1,525,000	1,662,250
Bond	8.000		06-24-19		510,000	555,900
Kazakhstan 0.1%						348,658
Republic of Kazakhstan Bond (S)	4.875		10-14-44		423,000	348,658
Kenya 0.3%						1,560,371
Republic of Kenya
Bond (S)	5.875		06-24-19		386,000	373,609

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Kenya (continued)
Bond	6.875		06-24-24	684,000	$634,121
Bond (S)	6.875		06-24-24	596,000	552,641
Lithuania 0.0%					220,956
Republic of Lithuania Bond (S)	7.375		02-11-20	184,000	220,956
Mexico 2.0%					9,139,530
Government of Mexico
Bond	3.600		01-30-25	1,750,000	1,741,250
Bond	4.000		10-02-23	3,581,000	3,695,592
Bond	4.600		01-23-46	1,368,000	1,270,530
Bond	4.750		03-08-44	566,000	537,700
Bond	5.550		01-21-45	658,000	696,658
Bond	6.050		01-11-40	1,060,000	1,197,800
Morocco 0.0%					74,518
Kingdom of Morocco Bond (S)	4.250		12-11-22	74,000	74,518
Mozambique 0.1%					459,025
Republic of Mozambique Bond	6.305		09-11-20	516,880	459,025
Namibia 0.0%					182,160
Republic of Namibia Bond (S)	5.250		10-29-25	184,000	182,160
Nigeria 0.5%					2,391,325
Federal Republic of Nigeria
Bond	6.375		07-12-23	353,000	331,806
Bond (S)	6.375		07-12-23	526,000	494,440
Bond	6.750		01-28-21	1,589,000	1,565,079
Panama 1.1%					4,808,695
Republic of Panama
Bond	6.700		01-26-36	1,234,000	1,527,075
Bond	7.125		01-29-26	101,000	128,018
Bond	8.125		04-28-34	472,000	631,300
Bond	8.875		09-30-27	491,000	693,538
Bond	9.375		04-01-29	1,243,000	1,828,764
Paraguay 0.6%					2,519,305
Republic of Paraguay
Bond	4.625		01-25-23	217,000	219,170
Bond (S)	4.625		01-25-23	783,000	790,830
Bond (S)	6.100		08-11-44	1,487,000	1,509,305
Peru 1.1%					4,989,665
Republic of Peru
Bond	4.125		08-25-27	919,000	923,595
Bond	6.550		03-14-37	1,596,000	1,927,170
Bond	8.750		11-21-33	1,465,000	2,138,900
Philippines 0.3%					1,480,272
Republic of Philippines
Bond	6.375		01-15-32	141,000	185,897
Bond	7.750		01-14-31	566,000	817,318
Bond	9.500		02-02-30	296,000	477,057

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Poland 0.1%					$276,839
Republic of Poland Bond	3.000		03-17-23	274,000	276,839
Romania 0.3%					1,162,406
Government of Romania
Bond (S)	4.375		08-22-23	536,000	564,022
Bond	6.750		02-07-22	502,000	598,384
Russia 0.9%					3,830,223
Government of Russia
Bond	4.875		09-16-23	1,000,000	1,033,476
Bond	5.625		04-04-42	2,200,000	2,192,049
Bond	12.750		06-24-28	371,000	604,698
Serbia 0.3%					1,165,027
Republic of Serbia
Bond	4.875		02-25-20	613,000	632,094
Bond (S)	5.875		12-03-18	502,000	532,933
South Africa 0.6%					2,908,825
Republic of South Africa
Bond	4.665		01-17-24	1,223,000	1,235,230
Bond	5.875		09-16-25	1,540,000	1,673,595
Sri Lanka 0.5%					2,263,497
Republic of Sri Lanka
Bond (S)	5.875		07-25-22	1,469,000	1,413,913
Bond (S)	6.125		06-03-25	900,000	849,584
Trinidad And Tobago 0.3%					1,185,480
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24	1,110,000	1,185,480
Turkey 2.1%					9,532,798
Republic of Turkey
Bond	3.250		03-23-23	1,530,000	1,422,319
Bond	4.875		04-16-43	582,000	523,975
Bond	5.750		03-22-24	1,757,000	1,895,364
Bond	6.000		01-14-41	1,349,000	1,418,069
Bond	7.000		06-05-20	522,000	591,400
Bond	7.375		02-05-25	1,882,000	2,251,004
Bond	7.500		11-07-19	1,249,000	1,430,667
Uruguay 1.1%					4,799,775
Republic of Uruguay
Bond	4.125		11-20-45	444,000	361,860
Bond	4.375		10-27-27	1,650,000	1,637,625
Bond	4.500		08-14-24	484,426	503,803
Bond	5.100		06-18-50	2,558,760	2,296,487
Venezuela 0.5%					2,067,865
Republic of Venezuela
Bond	5.750		02-26-16	1,793,500	1,632,085
Bond	13.625		08-15-18	810,000	435,780
Zambia 0.4%					1,738,110
Republic of Zambia
Bond	5.375		09-20-22	200,000	148,000
Bond (S)	8.500		04-14-24	507,000	427,660

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Zambia (continued)
Bond (S)	8.970		07-30-27	1,388,000	$1,162,450
Convertible bonds 0.1%					$275,233
(Cost $275,027)
United States 0.1%					275,233
RTI International Metals, Inc.	1.625		10-15-19	18,000	18,394
RTI International Metals, Inc.	3.000		12-01-15	257,000	256,839
Term loans (M) 3.4%					$15,200,167
(Cost $17,580,046)
Germany 0.4%					1,677,071
Styrolution Group GmbH	6.500		10-02-19	1,667,400	1,677,071
Luxembourg 0.2%					715,000
Accudyne Industries Borrower SCA	4.000		12-13-19	780,000	715,000
United States 2.8%					12,808,096
Albertson's Holdings LLC	5.500		08-25-21	2,283,706	2,282,564
Axalta Coating Systems US Holdings, Inc.	3.750		02-01-20	543,467	541,526
Beacon Roofing Supply, Inc.	4.000		09-10-22	665,000	663,338
Berry Plastics Corp.	4.000		09-16-22	780,000	780,867
Gates Global LLC	4.250		07-03-21	1,259,320	1,181,661
HD Supply, Inc.	3.750		08-13-21	675,000	672,609
Hostess Brands LLC	4.500		07-29-22	1,280,000	1,281,184
La Quinta Intermediate Holdings LLC	3.750		04-14-21	1,259,448	1,246,853
Micro Focus US, Inc.	5.250		10-07-21	649,241	647,850
Summit Materials LLC	4.250		07-18-22	718,200	715,956
Texas Competitive Electric Holdings Company LLC (H)	4.677		10-10-17	4,483,433	1,515,961
Univision Communications, Inc.	4.000		03-01-20	1,288,104	1,277,727
				Shares	Value
Common stocks 0.0%					$85,009
(Cost $456,967)
United States 0.0%					85,009
EME Reorganization Trust				1,794,196	8,971
NRG Energy, Inc.				5,899	76,038
			Yield (%)	Shares	Value
Short-term investments 0.6%					$2,685,599
(Cost $2,685,599)
Money market funds 0.6%					2,685,599
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio			0.1000(Y)	2,685,599	2,685,599
Total investments (Cost $466,441,165)† 97.3%					$436,909,548
Other assets and liabilities, net 2.7%					$12,141,982
Total net assets 100.0%					$449,051,530

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,398,249 or 31.5% of the fund's net assets as of 10-31-15.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $468,839,712. Net unrealized depreciation aggregated $31,930,164, of which $4,524,790 related to appreciated investment securities and $36,454,954 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$277,722,687	—	$277,722,687	—
Foreign government obligations	140,940,853	—	140,940,853	—
Convertible bonds	275,233	—	275,233	—
Term loans	15,200,167	—	15,200,167	—
Common stocks	85,009	$85,009	—	—
Short-term investments	2,685,599	2,685,599	—	—
Total investments in securities	$436,909,548	$2,770,608	$434,138,940	—
Other financial instruments
Forward foreign currency contracts	($44,059)	—	($44,059)	—
Interest rate swaps	($142,608)	—	($142,608)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure. The following table summarizes the contracts held at October 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	1,180,000,000	USD	404,664	Citigroup	11/27/2015	$1,484	—	$1,484
EUR	58,535	USD	66,712	Citigroup	11/9/2015	—	($2,339)	(2,339)
EUR	458,166	USD	519,011	Citigroup	11/9/2015	—	(15,151)	(15,151)
EUR	44,809	USD	50,693	Citigroup	11/9/2015	—	(1,415)	(1,415)
GBP	16,911	USD	25,827	Citigroup	11/9/2015	242	—	242
USD	3,676,163	GBP	2,427,600	Citigroup	11/9/2015	—	(66,079)	(66,079)
USD	1,350,628	EUR	1,209,400	Citigroup	11/9/2015	20,611	—	20,611
USD	3,455,302	EUR	3,094,000	Citigroup	11/9/2015	52,729	—	52,729
USD	164,304	GBP	108,500	Citigroup	11/9/2015	—	(2,953)	(2,953)
USD	37,073	GBP	24,409	Citigroup	11/9/2015	—	(554)	(554)
USD	52,639	GBP	34,388	Citigroup	11/9/2015	—	(371)	(371)
USD	38,877	GBP	25,372	Citigroup	11/9/2015	—	(235)	(235)
USD	38,738	GBP	25,012	Citigroup	11/9/2015	181		181
USD	27,012	GBP	17,467	Citigroup	11/9/2015	86	—	86
USD	2,390,679	IDR	32,680,580,000	JP Morgan Chase	11/27/2015	19,670	—	19,670
USD	1,746,462	COP	5,221,485,004	Citigroup	11/27/2015	—	(50,737)	(50,737)
USD	306,594	EUR	276,727	Citigroup	11/9/2015	2,268	—	2,268
USD	150,014	EUR	137,460	Citigroup	11/9/2015	—	(1,156)	(1,156)
USD	192,405	EUR	175,266	Citigroup	11/9/2015	—	(340)	(340)
						$97,271	($141,330)	($44,059)

COP	Australian Dollar
EUR	Euro
GBP	British Pound
IDR	Indoensian Rupiah
USD	U.S. Dollar

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2015, the fund used interest rate swaps to manage duration of the portfolio. The following table summarizes the interest rate swap contracts held as of October 31, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	2,216,458	USD	$2,216,458	Fixed 2.077%	USD LIBOR BBA	Jan 2025	($28,361)	($28,361)
	6,190,934	USD	6,190,934	Fixed 2.140%	USD LIBOR BBA	Jan 2025	(114,247)	(114,247)
			$8,407,392				($142,608)	($142,608)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q1	10/15
This report is for the information of the shareholders of John Hancock Global Income Fund.		12/15

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Short Duration Credit Opportunities Fund

As of 10-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 45.3%					$633,927,470
(Cost $653,172,199)
Consumer discretionary 8.0%					111,910,385
Auto components 0.5%
BorgWarner, Inc.	3.375		03-15-25	3,710,000	3,598,431
MPG Holdco I, Inc.	7.375		10-15-22	940,000	998,750
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19	420,000	443,100
The Goodyear Tire & Rubber Company	6.500		03-01-21	750,000	795,938
ZF North America Capital, Inc. (S)	4.750		04-29-25	800,000	785,000
Automobiles 0.6%
Fiat Chrysler Automobiles NV	5.250		04-15-23	530,000	530,000
Ford Motor Credit Company LLC	4.250		09-20-22	3,500,000	3,653,458
Hyundai Capital America (S)	2.550		02-06-19	3,900,000	3,880,445
Hotels, restaurants and leisure 0.7%
GLP Capital LP	5.375		11-01-23	505,000	509,858
Isle of Capri Casinos, Inc.	5.875		03-15-21	1,560,000	1,641,900
Landry's, Inc. (S)	9.375		05-01-20	1,050,000	1,126,125
Marriott International, Inc.	3.000		03-01-19	3,250,000	3,318,530
MGM Resorts International	6.625		12-15-21	1,090,000	1,163,575
Pinnacle Entertainment, Inc.	6.375		08-01-21	995,000	1,059,675
RHP Hotel Properties LP	5.000		04-15-21	845,000	864,013
Ruby Tuesday, Inc.	7.625		05-15-20	401,000	406,514
Household durables 0.5%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,060,000	1,115,650
CalAtlantic Group, Inc.	5.875		11-15-24	567,000	595,350
Jarden Corp. (S)	5.000		11-15-23	595,000	611,363
Lennar Corp.	4.750		11-15-22	230,000	230,000
Newell Rubbermaid, Inc.	4.000		06-15-22	3,400,000	3,498,338
RSI Home Products, Inc. (S)	6.500		03-15-23	990,000	1,024,650
Shea Homes LP (S)	5.875		04-01-23	480,000	502,200
Media 4.6%
21st Century Fox America, Inc.	6.650		11-15-37	2,750,000	3,304,331
Altice Luxembourg SA (S)	7.750		05-15-22	1,135,000	1,092,438
AMC Entertainment, Inc.	5.750		06-15-25	1,345,000	1,355,088
Cable One, Inc. (S)	5.750		06-15-22	695,000	712,375
Cablevision Systems Corp.	5.875		09-15-22	2,130,000	1,767,900
CBS Corp.	4.850		07-01-42	4,050,000	3,760,178
CCO Holdings LLC	6.625		01-31-22	695,000	736,700
CCO Safari II LLC (S)	3.579		07-23-20	3,425,000	3,449,122
CCO Safari II LLC (S)	6.484		10-23-45	3,450,000	3,576,798
Cequel Communications Holdings I LLC (S)	5.125		12-15-21	940,000	902,400
Cinemark USA, Inc.	5.125		12-15-22	500,000	502,500
Comcast Corp.	4.250		01-15-33	4,970,000	4,965,810
DIRECTV Holdings LLC	6.000		08-15-40	3,600,000	3,736,728
Discovery Communications LLC	3.300		05-15-22	3,500,000	3,451,301
DISH DBS Corp.	5.000		03-15-23	2,975,000	2,751,875
Gray Television, Inc.	7.500		10-01-20	1,235,000	1,288,970
LIN Television Corp. (S)	5.875		11-15-22	1,240,000	1,249,300
Mediacom LLC	7.250		02-15-22	1,475,000	1,493,438
Nexstar Broadcasting, Inc.	6.875		11-15-20	1,000,000	1,033,750
Numericable Group SA (S)	6.000		05-15-22	630,000	631,575
Numericable-SFR SAS (S)	6.250		05-15-24	350,000	350,000

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Omnicom Group, Inc.	3.625		05-01-22		3,475,000	$3,525,440
Outfront Media Capital LLC	5.250		02-15-22		740,000	760,350
Quebecor Media, Inc.	5.750		01-15-23		1,125,000	1,153,125
Sinclair Television Group, Inc.	6.125		10-01-22		1,610,000	1,654,275
TEGNA, Inc.	6.375		10-15-23		1,035,000	1,117,800
The Interpublic Group of Companies, Inc.	3.750		02-15-23		3,600,000	3,533,332
Time Warner, Inc.	3.600		07-15-25		3,225,000	3,197,791
Time Warner, Inc.	6.100		07-15-40		1,525,000	1,709,319
Tribune Media Company (S)	5.875		07-15-22		1,915,000	1,967,663
Unitymedia GmbH (S)	6.125		01-15-25		425,000	435,094
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		595,000	592,025
Virgin Media Finance PLC (S)	6.000		10-15-24		905,000	911,788
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		775,000	775,000
VTR Finance BV (S)	6.875		01-15-24		690,000	669,300
Multiline retail 0.3%
Macy's Retail Holdings, Inc.	3.875		01-15-22		3,375,000	3,435,926
Macy's Retail Holdings, Inc.	6.900		04-01-29		175,000	208,653
The Bon-Ton Department Stores, Inc.	8.000		06-15-21		620,000	350,300
Specialty retail 0.6%
L Brands, Inc. (S)	6.875		11-01-35		815,000	845,563
Outerwall, Inc.	6.000		03-15-19		1,010,000	1,004,950
Petco Holdings, Inc., PIK (S)	8.500		10-15-17		690,000	702,075
The Home Depot, Inc.	2.625		06-01-22		3,750,000	3,767,633
The TJX Companies, Inc.	2.750		06-15-21		1,825,000	1,849,725
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250		06-15-21		1,020,000	984,300
Levi Strauss & Company	5.000		05-01-25		380,000	386,650
Levi Strauss & Company	6.875		05-01-22		640,000	701,600
Quiksilver, Inc. (H)(S)	7.875		08-01-18		655,000	458,500
Quiksilver, Inc. (H)	10.000		08-01-20		285,000	23,513
The William Carter Company	5.250		08-15-21		699,000	723,255
Consumer staples 2.7%						37,908,740
Beverages 0.4%
JB y Company SA de CV (S)	3.750		05-13-25		1,875,000	1,827,881
PepsiCo, Inc.	4.250		10-22-44		3,650,000	3,651,416
Food and staples retailing 1.0%
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	332,472	529,197
Boparan Finance PLC	5.500		07-15-21	GBP	1,150,000	1,612,768
CVS Pass-Through Trust	6.036		12-10-28		3,319,722	3,711,028
R&R PLC, PIK	9.250		05-15-18	EUR	850,000	944,050
The Kroger Company	5.150		08-01-43		3,250,000	3,444,766
Tops Holding LLC (S)	8.000		06-15-22		960,000	996,000
Walgreens Boots Alliance, Inc.	3.300		11-18-21		3,650,000	3,648,569
Food products 0.6%
Chiquita Brands International, Inc.	7.875		02-01-21		703,000	746,059
Dean Foods Company (S)	6.500		03-15-23		1,025,000	1,081,375
ESAL GmbH (S)	6.250		02-05-23		497,000	484,575
Kraft Heinz Foods Company (S)	4.875		02-15-25		600,000	645,201
Kraft Heinz Foods Company (S)	5.200		07-15-45		1,200,000	1,265,785
Pilgrim's Pride Corp. (S)	5.750		03-15-25		830,000	848,675

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc.	7.375		02-15-22		1,290,000	$1,359,144
Premier Foods Finance PLC	6.500		03-15-21	GBP	725,000	1,038,369
Smithfield Foods, Inc.	6.625		08-15-22		1,140,000	1,219,800
Household products 0.3%
Energizer SpinCo, Inc. (S)	5.500		06-15-25		800,000	816,000
Reynolds Group Issuer, Inc.	8.250		02-15-21		860,000	893,325
Spectrum Brands, Inc. (S)	5.750		07-15-25		922,000	983,083
Spectrum Brands, Inc. (S)	6.125		12-15-24		600,000	646,500
The Sun Products Corp. (S)	7.750		03-15-21		715,000	670,313
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375		11-01-19		760,000	798,950
Tobacco 0.3%
Altria Group, Inc.	2.850		08-09-22		1,900,000	1,871,988
Philip Morris International, Inc.	1.125		08-21-17		2,175,000	2,173,923
Energy 6.8%						95,096,451
Energy equipment and services 0.3%
Hornbeck Offshore Services, Inc.	5.000		03-01-21		725,000	554,625
Hornbeck Offshore Services, Inc.	5.875		04-01-20		310,000	249,550
Offshore Group Investment, Ltd.	7.125		04-01-23		860,000	252,625
Parker Drilling Company	6.750		07-15-22		890,000	685,300
Transocean, Inc.	6.875		12-15-21		3,275,000	2,591,344
Zhaikmunai LLP (S)	6.375		02-14-19		333,000	270,476
Oil, gas and consumable fuels 6.5%
Anadarko Petroleum Corp.	6.450		09-15-36		3,450,000	3,884,876
Apache Corp.	5.100		09-01-40		4,025,000	3,859,528
Boardwalk Pipelines LP	3.375		02-01-23		3,950,000	3,371,763
Bonanza Creek Energy, Inc.	5.750		02-01-23		255,000	170,850
Bonanza Creek Energy, Inc.	6.750		04-15-21		1,025,000	738,000
Calumet Specialty Products Partners LP	7.625		01-15-22		390,000	376,350
Calumet Specialty Products Partners LP (S)	7.750		04-15-23		125,000	118,750
Chesapeake Energy Corp.	5.750		03-15-23		1,500,000	945,000
Cloud Peak Energy Resources LLC	6.375		03-15-24		510,000	242,250
CNOOC Finance 2015 USA LLC	3.500		05-05-25		655,000	635,630
Columbia Pipeline Group, Inc. (S)	2.450		06-01-18		2,950,000	2,954,272
Continental Resources, Inc.	4.500		04-15-23		4,450,000	3,932,937
Cosan Luxembourg SA (S)	5.000		03-14-23		491,000	412,440
Denbury Resources, Inc.	5.500		05-01-22		1,170,000	819,000
Ecopetrol SA	5.875		05-28-45		401,000	328,820
Ecopetrol SA	7.375		09-18-43		99,000	94,298
Enterprise Products Operating LLC	3.900		02-15-24		3,550,000	3,512,654
EP Energy LLC	6.375		06-15-23		665,000	502,075
EP Energy LLC	9.375		05-01-20		745,000	648,150
EP PetroEcuador (P)	5.957		09-24-19		2,437,053	1,937,457
EQT Midstream Partners LP	4.000		08-01-24		3,650,000	3,205,558
FTS International, Inc.	6.250		05-01-22		940,000	216,200
Gazprom Neft OAO (S)	4.375		09-19-22		195,000	173,102
Gazprom OAO (S)	5.999		01-23-21		175,000	177,322
Gazprom OAO (S)	8.146		04-11-18		131,000	141,766
Gazprom OAO	9.250		04-23-19		1,539,000	1,728,930
Halcon Resources Corp. (S)	8.625		02-01-20		225,000	194,063

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Halcon Resources Corp.	9.750		07-15-20	1,145,000	$389,300
Intergas Finance BV	6.375		05-14-17	269,000	276,295
KazMunayGas National Company (S)	4.400		04-30-23	2,251,000	1,980,880
KazMunayGas National Company (S)	4.875		05-07-25	315,000	277,200
KazMunayGas National Company	5.750		04-30-43	3,007,000	2,314,582
KazMunayGas National Company (S)	5.750		04-30-43	186,000	143,174
KazMunayGas National Company	6.375		04-09-21	1,523,000	1,538,685
KazMunayGas National Company (S)	7.000		05-05-20	1,088,000	1,131,072
KazMunayGas National Company	9.125		07-02-18	249,000	274,598
Kinder Morgan, Inc.	5.550		06-01-45	3,275,000	2,759,875
Kinder Morgan, Inc. (S)	5.625		11-15-23	3,850,000	3,765,616
Laredo Petroleum, Inc.	5.625		01-15-22	365,000	343,100
Laredo Petroleum, Inc.	7.375		05-01-22	400,000	395,000
Linn Energy LLC	6.500		09-15-21	390,000	85,800
Linn Energy LLC	7.750		02-01-21	1,235,000	284,050
Marathon Petroleum Corp.	6.500		03-01-41	2,900,000	3,176,205
Midstates Petroleum Company, Inc.	10.750		10-01-20	650,000	118,625
Oasis Petroleum, Inc.	7.250		02-01-19	1,410,000	1,346,550
Pacific Exploration and Production Corp. (S)	5.125		03-28-23	56,000	20,440
Pertamina Persero PT	6.000		05-03-42	200,000	173,500
Petroleos de Venezuela SA	5.125		10-28-16	1,506,333	1,131,256
Petroleos de Venezuela SA	5.250		04-12-17	3,068,900	1,726,256
Petroleos de Venezuela SA	8.500		11-02-17	8,253,400	4,993,307
Petroleos Mexicanos (S)	4.250		01-15-25	320,000	304,480
Petroleos Mexicanos	4.875		01-18-24	279,000	278,777
Petroleos Mexicanos (S)	5.625		01-23-46	1,037,000	894,205
Petroleos Mexicanos	6.375		01-23-45	1,058,000	1,002,455
Petroleos Mexicanos	6.500		06-02-41	149,000	143,010
Petronas Capital, Ltd. (S)	3.500		03-18-25	930,000	899,972
Petronas Capital, Ltd. (S)	4.500		03-18-45	602,000	571,666
Phillips 66	4.650		11-15-34	1,875,000	1,872,726
Plains All American Pipeline LP	3.600		11-01-24	3,700,000	3,457,014
QEP Resources, Inc.	5.375		10-01-22	1,250,000	1,125,000
Rosneft Oil Company (S)	4.199		03-06-22	253,000	225,794
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	200,000	205,312
Sinopec Group Overseas Development 2015, Ltd. (S)	3.250		04-28-25	506,000	485,773
Spectra Energy Partners LP	3.500		03-15-25	3,625,000	3,386,504
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	2,026,000	1,749,192
State Oil Company of the Azerbaijan Republic	5.450		02-09-17	200,000	203,500
Talisman Energy, Inc.	5.850		02-01-37	3,650,000	2,822,651
Tesoro Logistics LP	5.875		10-01-20	274,000	284,960
Tesoro Logistics LP	6.125		10-15-21	600,000	624,000
Transcanada Pipelines Ltd.	5.000		10-16-43	1,950,000	1,913,699
Williams Partners LP	3.600		03-15-22	3,675,000	3,316,280
YPF SA (S)	8.750		04-04-24	490,000	496,591
YPF SA	8.875		12-19-18	11,000	11,358
Zhaikmunai LP (S)	7.125		11-13-19	307,000	250,205
Financials 10.6%					148,545,203
Banks 5.8%
ANZ New Zealand International, Ltd. (S)	1.750		03-29-18	3,475,000	3,475,817

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	3.300		01-11-23	6,625,000	$6,608,073
Bank of America Corp.	3.950		04-21-25	2,550,000	2,510,189
Bank of America Corp.	6.050		05-16-16	3,530,000	3,622,514
BPCE SA (S)	5.700		10-22-23	3,450,000	3,693,556
CIT Group, Inc.	5.000		08-15-22	630,000	663,863
Citigroup, Inc.	1.800		02-05-18	950,000	948,869
Citigroup, Inc.	3.500		05-15-23	4,950,000	4,872,919
Citigroup, Inc.	3.875		03-26-25	5,150,000	5,027,296
HBOS PLC (S)	6.750		05-21-18	3,175,000	3,498,863
ING Bank NV (S)	2.500		10-01-19	3,600,000	3,626,518
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	3,700,000	3,558,938
JPMorgan Chase & Co.	2.250		01-23-20	3,875,000	3,846,081
Mizuho Bank, Ltd. (S)	2.950		10-17-22	3,075,000	3,050,895
Mizuho Bank, Ltd. (S)	3.600		09-25-24	2,475,000	2,511,585
MUFG Americas Holdings Corp.	3.000		02-10-25	3,550,000	3,389,632
PNC Bank NA	2.700		11-01-22	3,000,000	2,900,226
Royal Bank of Scotland Group PLC	6.100		06-10-23	3,325,000	3,618,182
Santander UK PLC (S)	5.000		11-07-23	1,950,000	2,033,694
Skandinaviska Enskilda Banken AB (S)	2.375		03-25-19	3,725,000	3,781,248
The Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	1.650		02-26-18	5,500,000	5,466,907
The PNC Financial Services Group, Inc.	3.900		04-29-24	4,155,000	4,230,135
Wells Fargo & Company	3.450		02-13-23	3,650,000	3,661,866
Capital markets 0.9%
Morgan Stanley	4.875		11-01-22	3,700,000	3,989,510
Nomura Holdings, Inc.	2.750		03-19-19	3,575,000	3,626,230
TD Ameritrade Holding Corp.	2.950		04-01-22	5,275,000	5,255,324
Consumer finance 1.3%
American Express Company	3.625		12-05-24	3,850,000	3,851,159
Capital One Bank USA NA	3.375		02-15-23	3,125,000	3,058,947
Capital One Financial Corp.	6.750		09-15-17	3,650,000	3,974,386
Discover Bank	4.250		03-13-26	3,800,000	3,838,304
Synchrony Financial	4.250		08-15-24	3,650,000	3,664,823
Diversified financial services 0.0%
CIMPOR Financial Operations BV (S)	5.750		07-17-24	145,000	95,519
Diversified telecommunication services 0.0%
Altice US Finance I Corp. (S)	5.375		07-15-23	390,000	394,680
Insurance 1.0%
American International Group, Inc.	3.875		01-15-35	3,775,000	3,540,516
Marsh & McLennan Companies, Inc.	3.500		03-10-25	4,050,000	4,022,027
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,450,000	3,596,625
Reinsurance Group of America, Inc.	4.700		09-15-23	2,825,000	3,012,874
Real estate investment trusts 1.5%
AvalonBay Communities, Inc.	3.450		06-01-25	3,700,000	3,686,791
Corporate Office Properties LP	3.600		05-15-23	3,875,000	3,587,235
DDR Corp.	3.500		01-15-21	3,695,000	3,721,707
Digital Delta Holdings LLC (S)	4.750		10-01-25	3,300,000	3,347,213
Kimco Realty Corp.	3.200		05-01-21	3,450,000	3,475,858
Select Income REIT	4.150		02-01-22	3,550,000	3,497,971

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance 0.1%
Quicken Loans, Inc. (S)	5.750		05-01-25	715,000	$709,638
Health care 2.9%					40,675,778
Biotechnology 0.5%
Amgen, Inc.	3.625		05-22-24	4,000,000	4,066,212
Gilead Sciences, Inc.	4.500		02-01-45	3,300,000	3,209,214
Health care equipment and supplies 0.7%
Kinetic Concepts, Inc.	10.500		11-01-18	780,000	823,602
Kinetic Concepts, Inc.	12.500		11-01-19	535,000	567,769
Medtronic, Inc.	3.150		03-15-22	2,825,000	2,890,300
Medtronic, Inc.	4.625		03-15-45	2,550,000	2,686,677
Zimmer Holdings, Inc.	2.700		04-01-20	3,625,000	3,615,075
Health care providers and services 0.9%
Amsurg Corp.	5.625		07-15-22	775,000	761,438
Community Health Systems, Inc.	6.875		02-01-22	995,000	1,002,463
DaVita HealthCare Partners, Inc.	5.125		07-15-24	765,000	777,909
HCA, Inc.	5.250		04-15-25	420,000	434,700
HCA, Inc.	5.375		02-01-25	1,555,000	1,595,819
HealthSouth Corp.	5.750		11-01-24	1,195,000	1,195,000
Humana, Inc.	4.625		12-01-42	3,500,000	3,414,810
IASIS Healthcare LLC	8.375		05-15-19	1,000,000	1,022,500
LifePoint Health, Inc.	5.500		12-01-21	850,000	862,750
Tenet Healthcare Corp.	6.000		10-01-20	330,000	356,400
Tenet Healthcare Corp.	6.750		06-15-23	375,000	374,531
Tenet Healthcare Corp.	8.125		04-01-22	325,000	343,688
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300		02-01-17	3,825,000	3,821,408
Pharmaceuticals 0.5%
Actavis Funding SCS	4.550		03-15-35	1,060,000	1,015,666
Actavis, Inc.	1.875		10-01-17	2,875,000	2,870,199
Endo Finance LLC (S)	6.000		02-01-25	930,000	925,350
Mallinckrodt International Finance SA (S)	5.625		10-15-23	670,000	629,800
Mallinckrodt International Finance SA (S)	5.750		08-01-22	130,000	123,581
Quintiles Transnational Corp. (S)	4.875		05-15-23	310,000	318,717
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	1,155,000	970,200
Industrials 4.2%					58,802,299
Aerospace and defense 0.3%
Erickson, Inc.	8.250		05-01-20	504,000	351,540
Textron, Inc.	3.650		03-01-21	3,700,000	3,763,392
Air freight and logistics 0.2%
FedEx Corp.	5.100		01-15-44	1,800,000	1,896,039
XPO Logistics, Inc. (S)	6.500		06-15-22	855,000	763,088
Airlines 0.2%
Aviation Capital Group Corp. (S)	6.750		04-06-21	3,125,000	3,535,156
Building products 0.4%
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	940,000	904,844
Griffon Corp.	5.250		03-01-22	1,390,000	1,365,675
Masonite International Corp. (S)	5.625		03-15-23	485,000	506,825
NCI Building Systems, Inc. (S)	8.250		01-15-23	490,000	519,400
Owens Corning	7.000		12-01-36	1,600,000	1,820,677

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Commercial services and supplies 0.7%
ACCO Brands Corp.	6.750		04-30-20		1,141,000	$1,215,165
Clean Harbors, Inc.	5.250		08-01-20		460,000	478,400
Pitney Bowes, Inc.	4.625		03-15-24		3,900,000	3,895,281
Republic Services, Inc.	3.550		06-01-22		3,450,000	3,551,116
Construction and engineering 0.2%
AECOM	5.750		10-15-22		855,000	889,200
MasTec, Inc.	4.875		03-15-23		1,700,000	1,423,750
Electrical equipment 0.4%
ABB Finance USA, Inc.	2.875		05-08-22		3,750,000	3,710,033
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		625,000	614,063
CeramTec Group GmbH	8.250		08-15-21	EUR	800,000	953,383
EnerSys (S)	5.000		04-30-23		595,000	602,438
Industrial conglomerates 0.1%
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		1,875,000	1,894,682
Machinery 0.0%
Xerium Technologies, Inc.	8.875		06-15-18		550,000	561,000
Road and rail 1.1%
Burlington Northern Santa Fe LLC	4.400		03-15-42		3,615,000	3,507,345
ERAC USA Finance LLC (S)	3.850		11-15-24		3,775,000	3,821,504
Penske Truck Leasing Company LP (S)	3.375		02-01-22		3,725,000	3,637,086
Ryder System, Inc.	2.450		09-03-19		1,900,000	1,890,399
Ryder System, Inc.	2.550		06-01-19		2,000,000	1,995,948
Trading companies and distributors 0.6%
Air Lease Corp.	3.875		04-01-21		3,725,000	3,771,339
Aircastle, Ltd.	5.500		02-15-22		675,000	713,813
GATX Corp.	2.600		03-30-20		3,875,000	3,809,505
WESCO Distribution, Inc.	5.375		12-15-21		455,000	440,213
Information technology 1.7%						23,495,396
Communications equipment 0.4%
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		820,000	871,250
Cisco Systems, Inc.	2.450		06-15-20		3,700,000	3,762,134
CommScope Technologies Finance LLC (S)	6.000		06-15-25		595,000	603,925
Electronic equipment, instruments and components 0.5%
Corning, Inc.	1.500		05-08-18		2,950,000	2,915,515
Ingram Micro, Inc.	4.950		12-15-24		3,575,000	3,587,620
Internet software and services 0.2%
Tencent Holdings, Ltd. (S)	2.875		02-11-20		3,625,000	3,632,787
IT services 0.1%
First Data Corp. (S)	7.000		12-01-23		720,000	734,400
First Data Corp.	12.625		01-15-21		450,000	515,813
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		64,000	62,400
Software 0.1%
Nuance Communications, Inc. (S)	5.375		08-15-20		825,000	841,500
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	3.850		05-04-43		5,850,000	5,408,027
NCR Corp.	5.000		07-15-22		570,000	560,025

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials 3.1%					$43,657,412
Building materials 0.1%
Building Materials Corp. of America (S)	5.375		11-15-24	790,000	812,713
Chemicals 1.2%
Chemtura Corp.	5.750		07-15-21	2,015,000	2,045,225
Eastman Chemical Company	4.650		10-15-44	1,700,000	1,593,456
INEOS Group Holdings SA (S)	5.875		02-15-19	1,165,000	1,163,544
LyondellBasell Industries NV	6.000		11-15-21	3,300,000	3,752,357
OCP SA (S)	5.625		04-25-24	285,000	297,683
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,085,000	922,250
Sinochem Offshore Capital Company, Ltd. (S)	3.250		04-29-19	1,288,000	1,306,400
Sinochem Overseas Capital Company, Ltd. (S)	4.500		11-12-20	539,000	567,382
SPCM SA (S)	6.000		01-15-22	610,000	613,050
The Mosaic Company	4.250		11-15-23	3,350,000	3,400,391
Trinseo Materials Operating SCA (S)	6.750		05-01-22	775,000	776,938
Construction materials 0.1%
Cemex Finance LLC (S)	9.375		10-12-22	369,000	401,288
Cemex SAB de CV (S)	5.700		01-11-25	86,000	79,550
Cemex SAB de CV (S)	6.125		05-05-25	292,000	276,670
Cemex SAB de CV (S)	9.500		06-15-18	200,000	215,250
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (S)	6.000		06-30-21	355,000	347,900
Berry Plastics Corp. (S)	6.000		10-15-22	550,000	574,750
Cascades, Inc. (S)	5.500		07-15-22	890,000	865,525
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	420,000	445,725
Packaging Corp. of America	3.900		06-15-22	1,400,000	1,435,227
Metals and mining 1.3%
ABJA Investment Company Pte, Ltd.	5.950		07-31-24	380,000	353,719
ArcelorMittal	7.000		02-25-22	360,000	342,000
ArcelorMittal	7.750		10-15-39	625,000	532,813
Barrick Gold Corp.	4.100		05-01-23	3,800,000	3,530,816
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750		10-19-75	3,675,000	3,753,094
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	1,692,000	1,598,152
Corporacion Nacional del Cobre de Chile (S)	4.250		07-17-42	200,000	164,422
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	2,513,000	2,559,991
Corporacion Nacional del Cobre de Chile (S)	4.500		09-16-25	648,000	643,010
Corporacion Nacional del Cobre de Chile (S)	4.875		11-04-44	1,045,000	931,111
Gerdau Trade, Inc. (S)	5.750		01-30-21	46,000	42,412
GTL Trade Finance, Inc. (S)	5.893		04-29-24	455,000	381,381
Newmont Mining Corp.	6.250		10-01-39	3,450,000	3,205,640
Signode Industrial Group Lux SA (S)	6.375		05-01-22	605,000	567,188
Vedanta Resources PLC (S)	6.000		01-31-19	106,000	84,839
Vedanta Resources PLC (S)	8.250		06-07-21	218,000	174,400
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500		06-01-20	600,000	630,000
Mercer International, Inc.	7.750		12-01-22	985,000	1,029,325
Norbord, Inc. (S)	5.375		12-01-20	1,220,000	1,239,825
Telecommunication services 2.4%					33,329,861
Diversified telecommunication services 2.0%
AT&T, Inc.	2.450		06-30-20	1,850,000	1,833,938
AT&T, Inc.	4.500		05-15-35	1,825,000	1,708,695

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CenturyLink, Inc.	5.800		03-15-22	460,000	$447,350
CenturyLink, Inc.	7.650		03-15-42	885,000	756,675
Cincinnati Bell, Inc.	8.375		10-15-20	460,000	479,550
Cogent Communications Group, Inc. (S)	5.375		03-01-22	400,000	394,000
CyrusOne LP (S)	6.375		11-15-22	500,000	516,250
CyrusOne LP	6.375		11-15-22	765,000	789,863
Frontier Communications Corp.	6.250		09-15-21	905,000	808,165
Frontier Communications Corp.	9.000		08-15-31	1,224,000	1,107,108
Frontier Communications Corp. (S)	10.500		09-15-22	195,000	202,313
Frontier Communications Corp. (S)	11.000		09-15-25	235,000	246,308
GCI, Inc.	6.875		04-15-25	880,000	906,400
Level 3 Communications, Inc.	5.750		12-01-22	625,000	640,625
Level 3 Financing, Inc.	5.375		08-15-22	1,250,000	1,271,875
Level 3 Financing, Inc. (S)	5.375		01-15-24	120,000	121,200
T-Mobile USA, Inc.	6.731		04-28-22	2,155,000	2,225,038
Telecom Italia SpA (S)	5.303		05-30-24	410,000	412,050
Telefonica Emisiones SAU	5.134		04-27-20	3,275,000	3,605,149
Verizon Communications, Inc.	5.150		09-15-23	3,650,000	4,062,640
Verizon Communications, Inc.	6.400		09-15-33	2,800,000	3,234,392
Wind Acquisition Finance SA (S)	4.750		07-15-20	435,000	444,788
Wind Acquisition Finance SA (S)	7.375		04-23-21	410,000	413,075
Windstream Corp.	7.500		04-01-23	1,460,000	1,219,100
Internet software and services 0.1%
UPCB Finance IV, Ltd. (S)	5.375		01-15-25	685,000	685,856
Wireless telecommunication services 0.3%
Digicel Group, Ltd. (S)	7.125		04-01-22	661,000	545,325
Rogers Communications, Inc.	5.450		10-01-43	1,825,000	1,966,133
Sprint Capital Corp.	8.750		03-15-32	2,540,000	2,286,000
Utilities 2.9%					40,505,945
Electric utilities 1.5%
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25	4,386,000	4,068,015
Georgia Power Company	4.300		03-15-42	5,550,000	5,133,750
NextEra Energy Capital Holdings, Inc.	2.700		09-15-19	3,600,000	3,613,010
Oncor Electric Delivery Company LLC	2.150		06-01-19	3,600,000	3,572,968
PacifiCorp	2.950		02-01-22	3,950,000	3,988,540
Talen Energy Supply LLC (S)	4.625		07-15-19	830,000	759,284
Talen Energy Supply LLC (S)	6.500		06-01-25	405,000	359,438
Independent power and renewable electricity producers 0.7%
Calpine Corp.	5.750		01-15-25	955,000	904,863
Dynegy, Inc.	6.750		11-01-19	1,190,000	1,187,025
Dynegy, Inc.	7.625		11-01-24	545,000	546,363
Exelon Generation Company LLC	5.600		06-15-42	3,675,000	3,622,172
GenOn Energy, Inc.	9.500		10-15-18	2,485,000	2,186,800
NRG Energy, Inc.	6.250		07-15-22	1,365,000	1,262,625
Multi-utilities 0.7%
Dominion Gas Holdings LLC	4.800		11-01-43	1,850,000	1,803,898
Dominion Resources, Inc. (7.500% to 6-30-16, then 3 month LIBOR + 2.825%)	7.500		06-30-66	1,975,000	1,767,625
DTE Energy Company	3.850		12-01-23	3,200,000	3,315,635
WEC Energy Group, Inc.	2.450		06-15-20	2,400,000	2,413,934

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.9%	$26,326,975
(Cost $26,321,569)
U.S. Government Agency 1.9%	26,326,975
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.294	01-01-37	310,688	331,174
30 Yr Pass Thru (C)	3.000	TBA	1,000,000	1,007,656
Federal National Mortgage Association
10 Yr Pass Thru	5.000	01-01-16	9,939	9,954
10 Yr Pass Thru	5.000	01-01-19	1,834	1,926
15 Yr Pass Thru (C)	2.500	TBA	400,000	407,125
15 Yr Pass Thru (C)	3.000	TBA	2,000,000	2,080,156
30 Yr Pass Thru (P)	2.227	04-01-37	1,341,259	1,429,699
30 Yr Pass Thru (P)	2.374	10-01-38	473,846	505,090
30 Yr Pass Thru (P)	2.405	11-01-35	271,017	288,447
30 Yr Pass Thru (P)	2.504	01-01-37	99,524	106,086
30 Yr Pass Thru (C)	3.000	TBA	4,200,000	4,244,953
30 Yr Pass Thru (C)	3.500	TBA	5,650,000	5,879,973
30 Yr Pass Thru (C)	4.000	TBA	4,600,000	4,896,484
30 Yr Pass Thru (C)	4.500	TBA	1,775,000	1,923,302
30 Yr Pass Thru (C)	5.000	TBA	850,000	936,835
30 Yr Pass Thru (C)	5.500	TBA	600,000	670,406
Government National Mortgage Association
30 Yr Pass Thru (C)	3.500	TBA	675,000	706,377
30 Yr Pass Thru (C)	4.000	TBA	400,000	426,118
30 Yr Pass Thru	4.500	01-15-40	300,000	328,686
30 Yr Pass Thru	6.000	08-15-35	127,352	146,528
Foreign government obligations 6.2%	$86,689,313
(Cost $92,513,525)
Angola 0.0%	627,119
Republic of Angola Bond	7.000	08-16-19	645,000	627,119
Argentina 0.3%	4,484,915
Republic of Argentina
Bond (H)	5.870	03-31-23	EUR	760,000	380,301
Bond (H)	6.000	03-31-23	611,000	665,990
Bond	7.000	04-17-17	2,915,358	2,896,408
Bond (H)	7.820	12-31-33	EUR	138,986	156,010
Bond (H)	7.820	12-31-33	EUR	228,433	258,922
GDP-Linked Note (I)	4.455	*	12-15-35	1,296,166	127,284
Brazil 0.6%	7,774,329
Brazil Minas SPE Bond	5.333	02-15-28	575,000	467,906
Federative Republic of Brazil
Bond	2.625	01-05-23	1,132,000	935,032
Bond	4.250	01-07-25	2,852,000	2,527,585
Bond	5.000	01-27-45	3,101,000	2,325,750
Bond	7.125	01-20-37	651,000	633,098
Bond	8.250	01-20-34	829,000	884,958
Colombia 0.5%	7,339,384
Bogota Distrito Capital Bond	9.750	07-26-28	COP	1,355,000,000	502,337
Republic of Colombia

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Colombia (continued)
Bond	2.625		03-15-23		1,020,000	$921,060
Bond	4.000		02-26-24		336,000	329,616
Bond	4.375		03-21-23	COP	1,605,000,000	458,730
Bond	5.000		06-15-45		570,000	505,875
Bond	5.625		02-26-44		593,000	573,728
Bond	7.375		09-18-37		1,320,000	1,531,200
Bond	7.750		04-14-21	COP	1,386,000,000	486,822
Bond	8.125		05-21-24		476,000	588,574
Bond	9.850		06-28-27	COP	1,702,000,000	684,149
Bond	10.375		01-28-33		278,000	397,540
Bond	11.750		02-25-20		271,000	359,753
Costa Rica 0.3%						3,899,575
Republic of Costa Rica
Bond	4.250		01-26-23		2,016,000	1,814,400
Bond (S)	4.375		04-30-25		775,000	670,375
Bond (S)	7.000		04-04-44		1,128,000	1,015,200
Bond	7.158		03-12-45		444,000	399,600
Croatia 0.2%						2,491,894
Republic of Croatia
Bond (S)	5.500		04-04-23		368,000	379,040
Bond (S)	6.000		01-26-24		152,000	160,930
Bond	6.000		01-26-24		450,000	476,379
Bond	6.375		03-24-21		1,200,000	1,291,506
Bond (S)	6.375		03-24-21		171,000	184,039
Dominican Republic 0.4%						4,892,126
Government of Dominican Republic
Bond (S)	5.875		04-18-24		608,000	618,640
Bond	6.600		01-28-24		814,000	864,875
Bond (S)	6.850		01-27-45		179,000	178,553
Bond (S)	7.450		04-30-44		329,000	347,095
Bond	7.500		05-06-21		2,651,000	2,882,963
Egypt 0.1%						1,100,495
Arab Republic of Egypt Bond (S)	5.875		06-11-25		1,177,000	1,100,495
El Salvador 0.2%						2,566,909
Republic of El Salvador
Bond	7.375		12-01-19		396,000	405,405
Bond (S)	7.375		12-01-19		180,000	184,275
Bond	7.650		06-15-35		1,974,000	1,788,938
Bond	8.250		04-10-32		189,000	188,291
Ethiopia 0.0%						515,690
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		556,000	515,690
Gabon 0.1%						737,737
Republic of Gabon
Bond (S)	6.375		12-12-24		196,000	168,560
Bond (S)	6.950		06-16-25		332,000	290,052
Bond	8.200		12-12-17		271,000	279,125

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Ghana 0.1%						$1,639,950
Republic of Ghana
Bond	8.125		01-18-26		368,000	311,546
Bond (S)	8.125		01-18-26		682,000	579,189
Bond	8.500		10-04-17		231,000	232,423
Bond (S)	10.750		10-14-30		488,000	516,792
Honduras 0.0%						272,365
Republic of Honduras Bond	8.750		12-16-20		244,000	272,365
Indonesia 0.5%						7,385,898
Republic of Indonesia
Bond (S)	3.375		04-15-23		648,000	617,426
Bond	4.875		05-05-21		2,300,000	2,416,398
Bond	5.375		10-17-23		225,000	241,124
Bond	5.625		05-15-23	IDR	3,564,000,000	213,027
Bond (S)	5.875		01-15-24		985,000	1,087,551
Bond	7.000		05-15-22	IDR	310,000,000	20,534
Bond	7.750		01-17-38		598,000	738,231
Bond	7.875		04-15-19	IDR	3,290,000,000	233,677
Bond	8.375		03-15-24	IDR	10,954,000,000	773,783
Bond	8.500		10-12-35		420,000	550,704
Bond	9.000		03-15-29	IDR	2,500,000,000	179,754
Bond (S)	11.625		03-04-19		245,000	313,689
Iraq 0.1%						1,442,247
Republic of Iraq Bond	5.800		01-15-28		1,969,000	1,442,247
Ivory Coast 0.3%						3,655,712
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		314,000	281,030
Bond	5.750		12-31-32		1,523,000	1,355,302
Bond (S)	6.375		03-03-28		2,192,000	2,019,380
Jamaica 0.1%						1,778,270
Government of Jamaica
Bond	6.750		04-28-28		1,136,000	1,155,880
Bond	7.625		07-09-25		571,000	622,390
Kazakhstan 0.0%						319,243
Republic of Kazakhstan Bond (S)	5.125		07-21-25		321,000	319,243
Kenya 0.1%						1,002,428
Republic of Kenya
Bond (S)	5.875		06-24-19		505,000	488,790
Bond (S)	6.875		06-24-24		215,000	199,359
Bond	6.875		06-24-24		339,000	314,279
Lithuania 0.0%						129,692
Republic of Lithuania Bond (S)	7.375		02-11-20		108,000	129,692
Mexico 0.5%						6,422,870
Government of Mexico
Bond	3.600		01-30-25		2,217,000	2,205,915
Bond	4.000		10-02-23		2,161,000	2,230,152

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Mexico (continued)
Bond	4.600		01-23-46	1,036,000	$962,185
Bond	4.750		03-08-44	273,000	259,350
Bond	5.550		01-21-45	266,000	281,628
Bond	6.050		01-11-40	428,000	483,640
Morocco 0.0%					266,855
Kingdom of Morocco Bond (S)	4.250		12-11-22	265,000	266,855
Mozambique 0.0%					253,757
Republic of Mozambique Bond	6.305		09-11-20	285,740	253,757
Namibia 0.0%					114,840
Republic of Namibia Bond (S)	5.250		10-29-25	116,000	114,840
Nigeria 0.1%					1,391,589
Federal Republic of Nigeria
Bond	6.375		07-12-23	669,000	628,834
Bond (S)	6.375		07-12-23	232,000	218,080
Bond	6.750		01-28-21	553,000	544,675
Panama 0.2%					2,862,033
Republic of Panama
Bond	4.875		02-05-21	2,000,000	2,093,600
Bond	6.700		01-26-36	231,000	285,863
Bond	9.375		04-01-29	328,000	482,570
Paraguay 0.1%					1,720,460
Republic of Paraguay
Bond	4.625		01-25-23	399,000	402,990
Bond (S)	6.100		08-11-44	1,298,000	1,317,470
Peru 0.2%					2,960,423
Republic of Peru
Bond	4.125		08-25-27	1,192,000	1,197,960
Bond	6.550		03-14-37	531,000	641,183
Bond	8.750		11-21-33	768,000	1,121,280
Poland 0.0%					182,903
Republic of Poland
Bond	3.000		03-17-23	161,000	162,668
Bond	4.000		01-22-24	19,000	20,235
Romania 0.1%					747,384
Government of Romania Bond	6.750		02-07-22	627,000	747,384
Russia 0.1%					1,417,195
Government of Russia
Bond	4.875		09-16-23	600,000	620,086
Bond	5.625		04-04-42	800,000	797,109
Serbia 0.1%					811,828
Republic of Serbia
Bond	4.875		02-25-20	355,000	366,058
Bond	5.875		12-03-18	379,000	402,332
Bond	7.250		09-28-21	38,000	43,438

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
South Africa 0.0%					$172,793
Republic of South Africa Bond	5.875		09-16-25	159,000	172,793
Sri Lanka 0.1%					1,407,474
Republic of Sri Lanka
Bond (S)	6.125		06-03-25	755,000	712,706
Bond (S)	6.250		10-04-20	692,000	694,768
Trinidad And Tobago 0.0%					212,532
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24	199,000	212,532
Turkey 0.4%					6,286,901
Republic of Turkey
Bond	3.250		03-23-23	208,000	193,361
Bond	4.875		04-16-43	367,000	330,410
Bond	5.125		03-25-22	226,000	236,374
Bond	5.750		03-22-24	398,000	429,343
Bond	6.000		01-14-41	4,149,000	4,361,429
Bond	6.875		03-17-36	277,000	318,556
Bond	7.375		02-05-25	349,000	417,428
Uruguay 0.2%					3,011,938
Republic of Uruguay
Bond	4.125		11-20-45	259,000	211,085
Bond	4.375		10-27-27	647,000	642,148
Bond	5.100		06-18-50	2,405,242	2,158,705
Venezuela 0.1%					1,155,760
Republic of Venezuela
Bond	5.750		02-26-16	1,080,000	982,800
Bond	13.625		08-15-18	320,000	172,960
Zambia 0.1%					1,233,800
Republic of Zambia
Bond (S)	8.500		04-14-24	445,000	375,362
Bond (S)	8.970		07-30-27	1,025,000	858,438
Convertible bonds 1.1%					$15,952,310
(Cost $20,304,172)
Consumer discretionary 0.1%					1,156,560
Household durables 0.1%
The Ryland Group, Inc.	0.250		06-01-19	1,264,000	1,156,560
Energy 0.4%					5,426,993
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	1.500		09-01-19	3,236,000	2,392,618
Oil, gas and consumable fuels 0.2%
Cobalt International Energy, Inc.	2.625		12-01-19	500,000	360,000
Energy XXI, Ltd.	3.000		12-15-18	3,589,000	520,405
Stone Energy Corp.	1.750		03-01-17	2,367,000	2,153,970
Industrials 0.0%					477,553
Machinery 0.0%
The Greenbrier Companies, Inc.	3.500		04-01-18	399,000	477,553

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology 0.4%					$5,944,925
Communications equipment 0.0%
Brocade Communications Systems, Inc. (S)	1.375		01-01-20	500,000	491,563
Internet software and services 0.0%
Homeaway, Inc.	0.125		04-01-19	556,000	532,370
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	2.950		12-15-35	897,000	1,140,311
Microchip Technology, Inc. (S)	1.625		02-15-25	250,000	259,219
Software 0.1%
NetSuite, Inc.	0.250		06-01-18	900,000	912,938
Technology hardware, storage and peripherals 0.2%
SanDisk Corp.	0.500		10-15-20	2,474,000	2,608,524
Materials 0.2%					2,946,279
Metals and mining 0.2%
RTI International Metals, Inc.	1.625		10-15-19	494,000	504,806
RTI International Metals, Inc.	3.000		12-01-15	2,443,000	2,441,473
Term loans (M) 21.5%					$301,863,199
(Cost $317,585,926)
Consumer discretionary 6.3%					88,545,783
Auto components 0.6%
Allison Transmission, Inc.	3.500		08-23-19	1,913,726	1,914,204
INA Beteiligungsgesellschaft mbH	4.250		05-15-20	714,808	716,148
MPG Holdco I, Inc.	3.750		10-20-21	1,138,440	1,130,918
The Goodyear Tire & Rubber Company	3.750		04-30-19	1,678,333	1,680,403
TI Group Automotive Systems LLC	4.500		06-30-22	1,349,000	1,337,196
Visteon Corp.	3.500		04-09-21	1,015,746	1,010,243
Automobiles 0.2%
FCA US LLC	3.250		12-31-18	2,706,394	2,694,892
Diversified consumer services 0.1%
The ServiceMaster Company LLC	4.250		07-01-21	1,938,058	1,936,604
Hotels, restaurants and leisure 1.2%
CityCenter Holdings LLC	4.250		10-16-20	2,589,735	2,588,116
Four Seasons Holdings, Inc.	3.500		06-27-20	1,889,796	1,870,898
Hilton Worldwide Finance LLC	3.500		10-26-20	2,726,817	2,730,984
La Quinta Intermediate Holdings LLC	3.750		04-14-21	3,739,073	3,701,682
Landry's, Inc.	4.000		04-24-18	1,044,710	1,044,384
New Red Finance, Inc.	3.750		12-12-21	2,249,246	2,248,040
Scientific Games International, Inc.	6.000		10-18-20	2,857,110	2,790,148
Household durables 0.2%
Libbey Glass, Inc.	3.750		04-09-21	2,316,919	2,301,472
Leisure products 0.2%
Performance Sports Group, Ltd.	4.500		04-15-21	2,524,791	2,493,232
Media 2.8%
AMC Entertainment, Inc.	3.500		04-30-20	1,792,082	1,788,162
Atlantic Broadband Penn LLC	3.250		11-30-19	2,306,604	2,293,341
Creative Artists Agency LLC	5.500		12-17-21	2,001,879	2,002,506
Cumulus Media Holdings, Inc.	4.250		12-23-20	2,905,725	2,462,602
Delta 2 Lux Sarl	4.750		07-30-21	2,515,000	2,469,730
Hubbard Radio LLC	4.250		05-15-20	3,631,250	3,551,816
MGOC, Inc.	4.000		07-31-20	5,023,908	5,008,208

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Mission Broadcasting, Inc.	3.750		10-01-20	1,490,766	$1,482,070
Neptune Finco Corp.	5.000		10-09-22	3,565,000	3,573,913
Nexstar Broadcasting, Inc.	3.750		10-01-20	1,690,091	1,680,233
Numericable US LLC	4.500		05-21-20	3,511,465	3,463,730
Tribune Media Company	3.750		12-27-20	3,037,349	3,029,756
Univision Communications, Inc.	4.000		03-01-20	6,400,755	6,350,541
Multiline retail 0.3%
Hudson's Bay Company	4.750		09-30-22	2,410,000	2,413,013
JC Penney Company, Inc.	5.000		06-20-19	2,511,517	2,497,076
Specialty retail 0.7%
Bass Pro Group LLC	4.000		06-05-20	995,000	986,709
Burlington Coat Factory Warehouse Corp.	4.250		08-13-21	2,064,588	2,064,588
J Crew Group, Inc.	4.000		03-05-21	3,121,255	2,314,607
Michaels Stores, Inc.	4.000		01-28-20	1,884,150	1,887,502
PetSmart, Inc.	4.250		03-11-22	2,105,420	2,103,266
The Men's Wearhouse, Inc.	4.500		06-18-21	932,850	932,850
Consumer staples 2.2%					30,997,030
Food and staples retailing 0.6%
Albertson's Holdings LLC	5.500		08-25-21	5,121,733	5,119,172
Aramark Services, Inc.	3.250		02-24-21	1,159,917	1,155,809
Hearthside Group Holdings LLC	4.500		06-02-21	2,274,213	2,264,206
Food products 0.8%
Del Monte Foods, Inc.	4.258		02-18-21	2,651,566	2,588,592
Diamond Foods, Inc.	4.250		08-20-18	2,295,848	2,290,108
Dole Food Company, Inc.	4.500		11-01-18	1,401,058	1,400,474
HB Acquisition Corp.	4.500		08-03-22	3,330,000	3,333,080
Hostess Brands LLC	8.500		08-03-23	360,000	360,450
Shearer's Foods LLC	4.500		06-30-21	1,692,900	1,671,739
Household products 0.6%
Reynolds Group Holdings, Inc.	4.500		12-01-18	3,069,225	3,073,061
Spectrum Brands, Inc.	3.750		06-23-22	920,617	923,637
The Sun Products Corp.	5.500		03-23-20	4,183,613	4,033,702
Personal products 0.2%
Revlon Consumer Products Corp.	4.000		10-08-19	2,787,354	2,783,000
Energy 0.6%					8,532,430
Energy equipment and services 0.1%
Offshore Group Investment, Ltd.	5.000		10-25-17	1,466,843	413,161
Paragon Offshore Finance Company	3.750		07-18-21	1,485,000	571,725
Oil, gas and consumable fuels 0.5%
Arch Coal, Inc.	6.250		05-16-18	2,539,188	1,314,030
EP Energy LLC	3.500		05-24-18	2,207,491	1,979,843
FTS International, Inc.	5.750		04-16-21	1,271,000	321,986
Granite Acquisition, Inc.	5.000		12-19-21	2,769,853	2,700,606
Southcross Holdings LP	6.000		08-04-21	1,641,439	1,231,079
Financials 0.6%					8,674,371
Capital markets 0.3%
Onex Wizard Acquisition Company II SCA	4.250		03-13-22	2,686,296	2,682,191
Thomas H Lee Partners LP	4.250		08-19-22	1,405,000	1,401,488

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.1%
AlixPartners LLP	4.500			07-28-22	1,479,000	$1,475,303
Real estate management and development 0.2%
Realogy Group LLC	3.750			03-05-20	3,120,263	3,115,389
Health care 2.6%						35,976,947
Health care equipment and supplies 0.8%
Air Medical Group Holdings, Inc.	4.500			04-28-22	3,371,550	3,311,944
Alere, Inc.	4.250			06-18-22	1,728,668	1,727,587
ConvaTec, Inc.	4.250			06-15-20	1,266,825	1,263,130
Kinetic Concepts, Inc.	4.500			05-04-18	3,706,932	3,705,078
Sterigenics-Nordion Holdings LLC	4.250			05-15-22	952,000	942,480
Health care providers and services 1.1%
Community Health Systems, Inc.	3.575			12-31-18	491,530	489,226
Community Health Systems, Inc.	3.750			12-31-19	1,232,651	1,225,910
Community Health Systems, Inc.	4.000			01-27-21	2,268,045	2,260,485
DaVita HealthCare Partners, Inc.	3.500			06-24-21	2,355,188	2,353,506
Drumm Investors LLC	6.750			05-04-18	1,706,473	1,710,028
IASIS Healthcare LLC	4.500			05-03-18	3,829,896	3,834,684
US Renal Care, Inc.	4.250			07-03-19	3,245,212	3,241,156
Pharmaceuticals 0.7%
Endo Luxembourg Finance I Company SARL	3.750			09-26-22	1,511,522	1,485,070
Klockner Pentaplast	5.000			04-28-20	698,847	698,847
Pharmaceutical Product Development LLC	4.250			08-18-22	3,685,999	3,633,780
Surgical Care Affiliates LLC	4.250			03-17-22	1,732,295	1,726,882
Valeant Pharmaceuticals International, Inc.	4.000			04-01-22	2,553,170	2,367,154
Industrials 2.1%						28,556,853
Aerospace and defense 0.5%
Accudyne Industries Borrower SCA	4.000			12-13-19	3,704,608	3,395,892
B/E Aerospace, Inc.	4.000			12-16-21	995,411	1,000,388
Sequa Corp.	5.250			06-19-17	2,894,979	2,393,184
Air freight and logistics 0.1%
XPO Logistics, Inc. (T)			TBD	10-15-22	1,440,000	1,425,600
Commercial services and supplies 0.1%
Waste Industries USA, Inc.	4.250			02-27-20	902,465	903,969
Construction and engineering 0.2%
RBS Global, Inc.	4.000			08-21-20	2,937,237	2,899,995
Containers and packaging 0.1%
Novelis, Inc.	4.000			06-02-22	1,903,230	1,860,110
Machinery 0.9%
Doosan Infracore International, Inc.	4.500			05-28-21	2,385,712	2,387,699
Filtration Group, Inc. (T)			TBD	11-21-20	1,305,000	1,302,716
Gates Global LLC	4.250			07-05-21	4,135,893	3,880,845
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	2,518,746	2,467,111
Husky Injection Molding Systems, Ltd.	7.250			06-30-22	758,490	739,527
Milacron LLC	4.500			09-28-20	1,795,312	1,797,556
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc.	4.000			10-01-22	1,658,000	1,653,855
HD Supply, Inc.	3.750			08-13-21	450,000	448,406

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology 1.9%						$27,120,048
Communications equipment 0.6%
Avaya, Inc.	4.823			10-26-17	1,340,603	1,092,592
Avaya, Inc.	6.500			03-30-18	1,382,974	1,130,581
Ciena Corp.	3.754			07-15-19	2,512,200	2,496,499
Integra Telecom Holdings, Inc.	5.250			08-14-20	2,502,425	2,475,056
Riverbed Technology, Inc.	6.000			04-24-22	1,500,350	1,500,619
Electronic equipment, instruments and components 0.2%
CPI International, Inc.	4.250			11-17-17	2,176,706	2,165,823
IT services 0.4%
Computer Sciences Corp. (T)			TBD	10-27-18	1,000,000	995,000
First Data Corp.	3.697			03-24-18	3,896,632	3,868,218
Science Applications International Corp.	3.750			05-04-22	1,295,490	1,296,030
Semiconductors and semiconductor equipment 0.2%
Freescale Semiconductor, Inc.	4.250			02-28-20	3,168,393	3,165,177
Software 0.5%
Infor US, Inc.	3.750			06-03-20	3,394,032	3,298,809
MA FinanceCo LLC	5.250			11-19-21	2,728,568	2,722,720
SS&C European Holdings SARL	4.000			07-08-22	122,045	122,327
SS&C Technologies, Inc.	4.000			07-08-22	788,771	790,597
Materials 2.7%						37,814,688
Building products 0.2%
Summit Materials LLC	4.250			07-17-22	3,617,633	3,606,328
Chemicals 1.5%
Axalta Coating Systems US Holdings, Inc.	3.750			02-01-20	3,467,373	3,454,991
Ineos US Finance LLC	3.750			12-15-20	2,144,083	2,081,547
Ineos US Finance LLC	4.250			03-31-22	1,208,051	1,190,534
MacDermid, Inc.	4.500			06-07-20	2,846,526	2,746,898
OXEA Sarl	4.250			01-15-20	3,203,804	3,067,642
OXEA Sarl	8.250			07-15-20	1,541,000	1,386,900
Styrolution Group GmbH	6.500			11-07-19	2,530,875	2,545,638
The Chemours Company	3.750			05-12-22	2,154,600	1,957,094
Trinseo Materials Operating SCA	4.250			11-05-21	1,877,295	1,862,042
Univar, Inc.	4.250			07-01-22	735,000	722,006
Construction materials 0.1%
Headwaters, Inc.	4.500			03-24-22	1,583,033	1,586,990
Containers and packaging 0.5%
Berry Plastics Corp.	4.000			10-01-22	1,919,000	1,921,132
BWAY Holding Company	5.500			08-14-20	2,182,375	2,185,103
Hilex Poly Company LLC	6.000			12-05-21	2,171,590	2,167,970
KP Germany Erste GmbH	5.000			04-28-20	298,653	298,653
Metals and mining 0.4%
FMG Resources August 2006 Pty, Ltd.	3.750			06-30-19	2,484,653	2,097,047
Signode Industrial Group US, Inc.	3.750			05-01-21	2,985,940	2,936,173
Telecommunication services 1.7%						24,169,972
Diversified telecommunication services 1.4%
CommScope, Inc.	3.750			12-29-22	1,232,000	1,229,306
Consolidated Communications, Inc.	4.250			12-23-20	1,692,949	1,686,600
Intelsat Jackson Holdings SA	3.750			06-30-19	3,720,116	3,600,377
Level 3 Financing, Inc.	3.500			05-31-22	2,675,000	2,670,402

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc.	4.000		01-15-20	3,414,000	$3,421,470
Syniverse Holdings, Inc.	4.000		04-23-19	2,991,509	2,714,795
Virgin Media Investment Holdings, Ltd.	3.500		06-30-23	2,643,768	2,622,700
XO Communications LLC	4.250		03-17-21	2,308,019	2,296,479
Wireless telecommunication services 0.3%
LTS Buyer LLC	4.000		04-13-20	3,990,189	3,927,843
Utilities 0.8%					11,475,077
Electric utilities 0.4%
La Frontera Generation LLC	4.500		09-30-20	2,980,911	2,407,085
Texas Competitive Electric Holdings Company LLC (H)	4.646		10-10-17	10,931,597	3,696,246
Independent power and renewable electricity producers 0.4%
Calpine Corp.	3.500		05-27-22	3,482,372	3,438,843
Dynegy, Inc. (S)	4.000		04-23-20	1,945,060	1,932,903
Collateralized mortgage obligations 16.1%					$225,125,496
(Cost $219,691,272)
Commercial and residential 16.0%					224,376,484
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 (S)	3.901		08-10-35	5,000,000	5,193,733
American Home Mortgage Assets Trust Series 2007-1, Class A1 (P)	0.922		02-25-47	2,298,895	1,388,203
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343		04-13-29	1,238,016	1,244,177
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.858		06-26-34	1,448,458	1,464,199
Series 2012-RR9, Class 2A5 (P) (S)	0.364		08-26-46	1,304,921	1,291,460
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858		07-17-40	5,833,868	5,947,703
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.694		07-05-33	9,925,000	9,911,687
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.146		08-15-29	4,128,964	4,101,036
Carefree Portfolio Trust Series 2014-CARE, Class A (P) (S)	1.516		11-15-19	6,675,000	6,664,560
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A (P) (S)	1.595		12-15-27	3,150,000	3,134,220
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (P) (S)	2.050		11-15-31	6,400,000	6,412,550
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.246		06-15-33	7,575,000	7,487,725
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000		11-25-36	1,200,555	1,213,358
Series 2010-8, Class 6A6 (S)	4.500		12-25-36	1,308,274	1,329,138
Series 2012-1, Class 1A1 (P) (S)	0.564		06-25-35	1,573,161	1,545,287
Series 2013-2, Class 3A1 (P) (S)	0.374		04-25-37	7,639,717	7,190,947
Series 2013-2, Class 5A1 (P) (S)	0.334		07-25-36	4,159,876	3,918,991
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank)
Series 2006-C8, Class AJ	5.377		12-10-46	1,075,000	1,067,677
Series 2006-C8, Class A4	5.306		12-10-46	3,051,167	3,134,634
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (P) (S)	1.244		06-08-30	4,675,000	4,666,214
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.796		12-10-49	2,475,000	2,609,405

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-KYO, Class B (P) (S)	1.496		06-11-27	6,025,000	$5,963,672
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.447		02-25-36	1,622,108	1,371,974
Series 2004-25, Class 1A1 (P)	0.857		02-25-35	3,019,441	2,777,569
Series 2004-25, Class 2A1 (P)	0.877		02-25-35	4,263,876	3,722,065
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.358		06-25-50	1,385,162	1,389,403
Series 2010-RR5, Class 1A (P) (S)	5.467		12-16-43	2,512,407	2,545,578
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.323		02-25-36	1,805,803	1,442,403
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.286		07-25-48	5,025,000	5,217,336
Series 2012-KF01, Class B (P) (S)	2.796		10-25-44	2,100,000	2,124,393
Series 2012-KF01, Class C (P) (S)	4.447		10-25-44	8,500,000	8,881,077
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (P) (S)	1.495		12-15-16	1,656,111	1,654,444
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.397		05-19-47	3,274,148	2,759,404
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.694		11-05-30	4,631,686	4,597,134
Series 2013-HLT, Class BFX (S)	3.367		11-05-30	4,825,000	4,831,728
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (P) (S)	1.780		08-05-34	3,500,000	3,500,000
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.754		01-25-36	1,028,940	951,548
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.406		08-26-46	899,045	908,187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.541		12-12-44	4,050,000	3,914,662
Series 2010-C1, Class A1 (S)	3.853		06-15-43	80,614	80,486
Series 2014-INN, Class A (P) (S)	1.116		06-15-29	4,000,000	3,973,734
Series 2015-CSMO, Class A (P) (S)	1.445		01-15-32	6,525,000	6,488,168
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372		09-15-39	8,365,391	8,546,526
LSTAR Securities Investment Series 2015-9, Class A1 (P) (S)	2.193		10-01-20	5,000,000	4,917,802
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	5.877		08-12-49	3,800,000	3,942,619
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.650		03-26-36	1,410,690	1,408,598
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646		07-15-45	2,500,000	2,746,765
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.834		01-13-32	4,250,000	4,482,347
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.344		08-26-36	3,290,629	3,140,853
Series 2012-6, Class 4A1 (P) (S)	0.524		01-26-36	4,195,133	3,935,737
Series 2012-6, Class 6A1 (P) (S)	0.534		11-26-35	4,696,768	4,373,588
Series 2012-6, Class 8A1 (P) (S)	0.694		04-26-35	3,255,314	3,123,330
Series 2013-1, Class 4A1 (P) (S)	0.364		01-26-37	6,442,405	5,929,283
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (P)	0.507		09-25-45	2,757,294	2,410,211
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	3,513,070	3,526,345
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	3,100,000	3,105,463

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.517		08-25-45	3,484,407	$3,238,114
Series 2005-AR1, Class A1A (P)	0.517		01-25-45	1,353,835	1,273,895
Series 2005-AR19, Class A1A1 (P)	0.466		12-25-45	3,626,644	3,486,962
Series 2005-AR6, Class 2A1A (P)	0.427		04-25-45	3,189,344	2,986,458
Series 2005-AR8, Class 1A (P)	0.466		07-25-45	2,741,164	2,575,827
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.641		04-25-35	1,886,244	1,896,837
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	1.317		11-15-29	3,338,161	3,317,055
U.S. Government Agency 0.1%					749,012
Government National Mortgage Association Series 2014-80, Class XA	3.000		06-20-40	730,081	749,012
Asset backed securities 4.2%					$59,367,469
(Cost $59,623,491)
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477		07-24-23	1,018,862	904,240
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.307		07-25-36	1,519,527	1,496,874
Colony American Homes Series 2014-2A, Class A (P) (S)	1.145		07-17-31	3,571,173	3,481,250
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.097		05-28-37	1,278,001	1,260,833
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.494		11-26-35	3,350,988	3,225,614
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.377		02-25-36	1,696,817	1,652,990
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.400		12-17-30	8,038,397	7,914,207
Series 2014-SFR1, Class A (P) (S)	1.197		06-17-31	4,600,000	4,494,689
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	0.902		08-25-35	1,343,183	1,329,904
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1 (P) (S)	3.475		04-25-54	1,471,360	1,468,022
Series 2015-NPL1, Class A1 (P) (S)	3.475		01-25-55	2,655,105	2,651,332
Series 2015-NPL2, Class A1 (P) (S)	3.721		07-25-55	3,721,041	3,702,709
PennyMac LLC Series 2015-NPL1, Class A1 (S)	4.000		03-25-55	3,296,620	3,291,169
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.466		02-25-36	1,352,650	1,330,338
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.000		07-15-42	858,542	893,169
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.295		08-15-23	501,771	501,820
SLM Student Loan Trust Series 2011-1, Class A1 (P)	0.717		03-25-26	2,723,091	2,689,053
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550		11-20-38	3,031,250	3,026,437
US Residential Opportunity Fund III Trust Series 2015-1III, Class A (S)	3.721		01-27-35	3,407,223	3,399,537
VOLT XXII LLC Series 2015-NPL4, Class A1 (P) (S)	3.500		02-25-55	1,660,784	1,645,838
VOLT XXV LLC Series 2015-NPL8, Class A1 (P) (S)	3.500		06-26-45	3,713,695	3,676,676

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (P) (S)	3.500		03-25-55	1,245,470	$1,234,565
VOLT XXXIX LLC Series 2015-NP13, Class A1 (P) (S)	4.125		10-25-45	4,100,000	4,096,203
				Shares	Value
Common stocks 0.2%					$2,909,981
(Cost $3,587,042)
Information technology 0.2%					2,847,064
Communications equipment 0.2%
Ciena Corp. (I)				70,000	1,689,800
Comtech Telecommunications Corp.				47,900	1,157,264
Utilities 0.0%					62,917
Electric utilities 0.0%
EME Reorganization Trust				1,327,835	6,639
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.				4,366	56,278
Preferred securities 0.1%					$856,581
(Cost $1,022,288)
Consumer staples 0.1%					831,060
Food products 0.1%
	Post Holdings, Inc., 2.500%			2,500	307,560
	Tyson Foods, Inc., 4.750%			10,000	523,500
Energy 0.0%					25,521
Oil, gas and consumable fuels 0.0%
	SandRidge Energy, Inc., 8.500%			3,380	25,521
			Yield (%)	Shares	Value
Short-term investments 4.2%					$59,106,325
(Cost $59,106,325)
Money market funds 4.2%					58,730,093
State Street Institutional Liquid Reserves Fund			0.1451(Y)	58,730,093	58,730,093
				Par value	Value
Repurchase agreement 0.0%					$376,232
Repurchase Agreement with State Street Corp., dated 10-30-15 at 0.000% to be repurchased at $376,232 on 11-2-15, collateralized by $377,700 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $382,837, including interest)				376,232	376,232
Total investments (Cost $1,452,927,809)† 100.8%					$1,412,125,119
Other assets and liabilities, net (0.8%)					($11,389,858)
Total net assets 100.0%					$1,400,735,261

SEE NOTES TO FUND'S INVESTMENTS23

Short Duration Credit Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $393,290,479 or 28.1% of the fund's net assets as of 10-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,456,500,531. Net unrealized depreciation aggregated $44,375,412, of which $13,687,810 related to appreciated investment securities and $58,063,222 related to depreciated investment securities.

24SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$633,927,470	—	$633,927,470	—
U.S. Government and Agency obligations	26,326,975	—	26,326,975	—
Foreign government obligations	86,689,313	—	86,689,313	—
Convertible bonds	15,952,310	—	15,952,310	—
Term loans	301,863,199	—	301,863,199	—
Collateralized mortgage obligations	225,125,496	—	225,125,496	—
Asset backed securities	59,367,469	—	55,271,266	$4,096,203
Common stocks	2,909,981	$2,909,981	—	—
Preferred securities	856,581	549,021	307,560	—
Short-term investments	59,106,325	58,730,093	376,232	—
Total investments in securities	$1,412,125,119	$62,189,095	$1,345,839,821	$4,096,203
Other financial instruments
Futures	($825,065)	($825,065)	—	—
Forward foreign currency contracts	$1,873,870	—	$1,873,870	—
Intererst rate swaps	($118,754)	—	($118,754)	—
Credit default swaps	($1,584,423)	—	($1,584,423)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

25

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at October 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2015	$37,172,205	$37,171,563	($642)
5-Year U.S. Treasury Note Futures	567	Short	Dec 2015	(67,949,263)	(67,911,539)	37,724
10-Year U.S. Treasury Note Futures	1,845	Short	Dec 2015	(235,345,838)	(235,583,438)	(237,600)
Ultra U.S. Treasury Bond Futures	492	Short	Dec 2015	(77,972,453)	(78,597,000)	(624,547)
						($825,065)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	27,300,000	USD	20,762,169	JPMorgan Chase Bank N.A.	11/27/2015	$112,408	—	$112,408
EUR	410,231	USD	464,963	Citibank N.A.	11/9/2015	—	($13,821)	(13,821)
GBP	12,079	USD	18,448	Citibank N.A.	11/9/2015	173	—	173
MXN	480,714,400	USD	28,552,768	Citibank N.A.	11/5/2015	547,972	—	547,972
USD	2,031,058	COP	6,072,355,805	Citibank N.A.	11/27/2015	—	(59,233)	(59,233)
USD	3,215,750	EUR	2,884,731	Citibank N.A.	11/9/2015	43,333	—	43,333

26

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	7,236,284	EUR	6,554,100	Citibank N.A.	11/27/2015	26,925	—	26,925
USD	42,348,822	EUR	37,416,900	JPMorgan Chase Bank N.A.	11/27/2015	1,191,099	—	1,191,099
USD	3,206,908	GBP	2,116,462	Citibank N.A.	11/9/2015	—	(55,701)	(55,701)
USD	14,187,253	GBP	9,158,417	Citibank N.A.	11/19/2015	70,038	—	70,038
USD	1,314,578	IDR	17,970,278,500	JPMorgan Chase Bank N.A.	11/27/2015	10,677	—	10,677
						$2,002,625	($128,755)	$1,873,870

CAD	Canadian Dollar	IDR	Indonesian Rupiah
COP	Colombian Peso	MXN	Mexican Peso
EUR	Euro	USD	U.S. Dollar
GBP	British Pound

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2015, the fund used interest rate swaps to manage the duration of the fund. The following table summarizes the interest rate swap contracts held as of October 31, 2015.

USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
$2,697,376	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($34,424)	($34,424)
4,592,923	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	(84,330)	(84,330)
$7,290,299				($118,754)	($118,754)

(a) At 10-31-15, the 3-month LIBOR rate was 0.3341%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of October 31, 2015 as a Buyer of protection.

Reference obligation	USD notional amount	(Pay)/ received fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
CDX HY NA 25	33,350,000	(0.500%	)	Dec 2020	($633,878)	($606,560)	($1,240,438)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit

27

derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2015 to take a long exposure to the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 10-31-15	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX.NA.AM.4	1.74%	USD	3,000,000	0.500%	Feb 2051	($480,116)	$422,283	($57,833)
Citibank N.A.	CMBX.NA.A.4	1.74%	USD	1,150,000	0.500%	Feb 2051	(267,168)	244,887	(22,281)
Citibank N.A.	CMBX.NA.A. 4	1.74%	USD	4,000,000	0.500%	Feb 2051	(372,729)	295,618	(77,111)
Citibank N.A.	CMBX.NA.AM.4	1.74%	USD	225,000	0.500%	Feb 2051	(42,728)	38,391	(4,337)
Citibank N.A.	CMBX.NA.AAA.7	0.93%	USD	5,850,000	0.500%	Jan 2047	(253,265)	70,842	(182,423)
				14,225,000			($1,416,006)	$1,072,021	($343,985)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

28

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q1	10/15
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		12/15

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Absolute Return Currency Fund

As of 10-31-15 (unaudited)
Short-term investments 102.9%					$1,124,325,803
(Cost $1,124,675,184)
	Yield	* (%)	Maturity date	Par value	Value
U.S. Government 97.9%					$1,069,376,182
U.S. Treasury Bills	0.071		05-26-16	83,000,000	82,890,772
U.S. Treasury Bills	0.072		12-03-15	500,000,000	499,988,000
U.S. Treasury Bills	0.075		11-19-15	50,000,000	49,999,800
U.S. Treasury Bills (D)	0.075		03-31-16	78,000,000	77,941,890
U.S. Treasury Bills	0.078		04-28-16	78,000,000	77,909,364
U.S. Treasury Bills (D)	0.083		02-25-16	75,000,000	74,980,416
U.S. Treasury Bills	0.092		06-23-16	83,000,000	82,848,276
U.S. Treasury Bills	0.100		11-27-15	40,000,000	39,999,600
U.S. Treasury Bills	0.157		07-21-16	83,000,000	82,818,064
		Yield (%)		Shares	Value
Money market funds 5.0%					$54,949,621
State Street Institutional Liquid Reserves Fund		0.1451(Y	)	54,949,621	54,949,621
Total investments (Cost $1,124,675,184)† 102.9%					$1,124,325,803
Other assets and liabilities, net (2.9%)					($31,984,344)
Total net assets 100.0%					$1,092,341,459

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
*	Yield represents the annualized yield at the date of purchase.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,124,675,184. Net unrealized depreciation aggregated $349,381, of which $20,605 related to appreciated investment securities and $369,986 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held at 10-31-15:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	24,104,094	USD	16,746,368	Barclays Bank PLC Wholesale	12/16/2015	$404,821	—	$404,821
AUD	18,828,435	USD	13,250,440	Deutsche Bank AG London	12/16/2015	146,871	—	146,871
AUD	339,286,140	USD	235,112,106	J. Aron & Company	12/16/2015	6,305,834	—	6,305,834
AUD	20,923,144	USD	14,635,239	Morgan Stanley Capital Services, Inc.	12/16/2015	252,555	—	252,555
CAD	59,510,820	USD	44,882,854	Barclays Bank PLC Wholesale	12/16/2015	617,129	—	617,129
CAD	65,044,150	USD	49,101,055	Deutsche Bank AG London	12/16/2015	629,527	—	629,527
CAD	196,406,937	USD	148,109,732	J. Aron & Company	12/16/2015	2,056,443	—	2,056,443
CAD	208,968,030	USD	157,717,146	Morgan Stanley Capital Services, Inc.	12/16/2015	2,052,821	—	2,052,821
CHF	120,391,975	USD	124,089,853	Barclays Bank PLC Wholesale	12/16/2015	—	($2,113,635)	(2,113,635)
CHF	34,620,916	USD	35,576,866	Deutsche Bank AG London	12/16/2015	—	(500,373)	(500,373)
CHF	196,784,564	USD	202,303,401	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(2,929,342)	(2,929,342)
EUR	453,578,690	USD	507,243,177	Barclays Bank PLC Wholesale	12/16/2015	—	(8,124,548)	(8,124,548)
EUR	60,265,734	USD	68,076,305	Deutsche Bank AG London	12/16/2015	—	(1,759,807)	(1,759,807)
EUR	138,550,671	USD	154,995,398	J. Aron & Company	12/16/2015	—	(2,534,045)	(2,534,045)
EUR	20,179,945	USD	23,025,144	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(819,104)	(819,104)
GBP	55,424,516	USD	84,134,827	Barclays Bank PLC Wholesale	12/16/2015	1,290,697	—	1,290,697
GBP	19,975,752	USD	30,278,745	Deutsche Bank AG London	12/16/2015	509,779	—	509,779
GBP	16,694,927	USD	25,475,941	J. Aron & Company	12/16/2015	255,865	—	255,865
GBP	47,119,119	USD	72,398,927	Morgan Stanley Capital Services, Inc.	12/16/2015	225,531	—	225,531
JPY	8,956,518,478	USD	75,288,886	Barclays Bank PLC Wholesale	12/16/2015	—	(1,016,935)	(1,016,935)
JPY	16,466,081,688	USD	136,423,400	Deutsche Bank AG London	12/16/2015	121,621	—	121,621
JPY	75,164,151,500	USD	633,024,366	J. Aron & Company	12/16/2015	—	(9,725,463)	(9,725,463)

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
JPY	5,161,860,569	USD	43,018,165	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(213,423)	(213,423)
NOK	870,070,751	USD	104,516,810	Barclays Bank PLC Wholesale	12/16/2015	—	(2,187,606)	(2,187,606)
NOK	818,548,404	USD	99,591,535	Deutsche Bank AG London	12/16/2015	—	(3,321,886)	(3,321,886)
NOK	1,114,225,353	USD	133,310,370	J. Aron & Company	12/16/2015	—	(2,266,093)	(2,266,093)
NOK	1,371,806,306	USD	164,841,095	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(3,502,665)	(3,502,665)
NOK	161,593,125	USD	19,301,965	State Street Bank and Trust Company	12/16/2015	—	(296,963)	(296,963)
NZD	60,745,523	USD	39,804,437	Barclays Bank PLC Wholesale	12/16/2015	1,199,428	—	1,199,428
NZD	185,981,325	USD	120,995,452	Deutsche Bank AG London	12/16/2015	4,543,893	—	4,543,893
NZD	130,576,177	USD	87,527,506	J. Aron & Company	12/16/2015	612,783	—	612,783
NZD	277,013,549	USD	181,471,245	Morgan Stanley Capital Services, Inc.	12/16/2015	5,515,807	—	5,515,807
NZD	60,891,775	USD	41,007,512	State Street Bank and Trust Company	12/16/2015	95,076	—	95,076
SEK	854,356,403	USD	101,833,970	J. Aron & Company	12/16/2015	—	(1,731,039)	(1,731,039)
SEK	440,731,625	USD	52,922,348	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(1,282,860)	(1,282,860)
SEK	109,404,673	USD	13,053,924	State Street Bank and Trust Company	12/16/2015	—	(235,235)	(235,235)
SGD	21,895,163	USD	15,326,844	J. Aron & Company	12/16/2015	279,565	—	279,565
SGD	27,297,081	USD	19,421,093	Morgan Stanley Capital Services, Inc.	12/16/2015	35,688	—	35,688
USD	53,957,776	AUD	74,409,654	Barclays Bank PLC Wholesale	12/16/2015	1,011,831	—	1,011,831
USD	60,347,986	AUD	85,119,651	Deutsche Bank AG London	12/16/2015	—	(218,622)	(218,622)
USD	24,690,998	AUD	34,497,730	J. Aron & Company	12/16/2015	144,251	—	144,251
USD	152,380,769	AUD	220,210,727	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(4,309,450)	(4,309,450)
USD	6,761,304	AUD	9,526,989	State Street Bank and Trust Company	12/16/2015	—	(17,594)	(17,594)
USD	346,236,096	CAD	456,057,043	Barclays Bank PLC Wholesale	12/16/2015	—	(2,449,869)	(2,449,869)
USD	92,680,473	CAD	122,049,460	Deutsche Bank AG London	12/16/2015	—	(634,462)	(634,462)
USD	65,803,053	CAD	86,829,926	J. Aron & Company	12/16/2015	—	(584,205)	(584,205)
USD	16,838,558	CAD	22,143,041	State Street Bank and Trust Company	12/16/2015	—	(91,270)	(91,270)
USD	362,745,102	CHF	351,797,455	J. Aron & Company	12/16/2015	6,318,332	—	6,318,332
USD	32,507,215	EUR	29,169,825	Barclays Bank PLC Wholesale	12/16/2015	408,698	—	408,698
USD	61,347,759	EUR	54,408,502	Deutsche Bank AG London	12/16/2015	1,476,567	—	1,476,567
USD	151,996,647	EUR	135,946,989	J. Aron & Company	12/16/2015	2,400,391	—	2,400,391
USD	147,593,131	EUR	131,846,492	Morgan Stanley Capital Services, Inc.	12/16/2015	2,509,066	—	2,509,066
USD	377,803,819	GBP	247,667,243	Barclays Bank PLC Wholesale	12/16/2015	—	(3,924,443)	(3,924,443)
USD	173,994,784	GBP	113,357,170	Deutsche Bank AG London	12/16/2015	—	(722,046)	(722,046)
USD	126,505,743	GBP	82,749,210	J. Aron & Company	12/16/2015	—	(1,035,194)	(1,035,194)
USD	5,353,954	GBP	3,487,406	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(21,168)	(21,168)
USD	56,439,963	JPY	6,791,060,367	Barclays Bank PLC Wholesale	12/16/2015	125,079	—	125,079
USD	11,575,310	JPY	1,382,350,251	Deutsche Bank AG London	12/16/2015	112,167	—	112,167
USD	108,489,564	JPY	13,006,921,414	J. Aron & Company	12/16/2015	629,639	—	629,639
USD	346,193,728	JPY	41,492,120,641	Morgan Stanley Capital Services, Inc.	12/16/2015	2,120,220	—	2,120,220
USD	7,419,234	NOK	60,477,023	Barclays Bank PLC Wholesale	12/16/2015	306,518	—	306,518
USD	28,244,952	NOK	235,075,394	J. Aron & Company	12/16/2015	597,685	—	597,685
USD	34,111,384	NOK	281,594,631	Morgan Stanley Capital Services, Inc.	12/16/2015	992,979	—	992,979
USD	140,957,830	NZD	221,250,572	Barclays Bank PLC Wholesale	12/16/2015	—	(8,388,627)	(8,388,627)
USD	296,528,399	NZD	473,307,357	J. Aron & Company	12/16/2015	—	(22,959,031)	(22,959,031)
USD	35,115,686	NZD	55,102,177	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(2,078,862)	(2,078,862)
USD	12,345,056	NZD	18,264,889	State Street Bank and Trust Company	12/16/2015	16,064	—	16,064
USD	220,434,203	SEK	1,848,175,284	Barclays Bank PLC Wholesale	12/16/2015	3,887,849	—	3,887,849
USD	152,211,002	SEK	1,257,662,530	Deutsche Bank AG London	12/16/2015	4,853,639	—	4,853,639
USD	73,168,100	SEK	602,113,482	J. Aron & Company	12/16/2015	2,619,879	—	2,619,879
USD	232,693,932	SEK	1,934,929,979	Morgan Stanley Capital Services, Inc.	12/16/2015	5,982,745	—	5,982,745
USD	155,265,673	SGD	220,857,656	Barclays Bank PLC Wholesale	12/16/2015	—	(2,156,995)	(2,156,995)
USD	13,809,141	SGD	19,614,504	Deutsche Bank AG London	12/16/2015	—	(171,663)	(171,663)
USD	17,550,574	SGD	25,086,619	J. Aron & Company	12/16/2015	—	(330,638)	(330,638)
USD	88,333,650	SGD	125,159,529	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(877,416)	(877,416)
						$63,665,333	($95,532,577)	($31,867,244)

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	U.S. Dollar
JPY	Japanese Yen

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to gain and manage exposure to foreign currency. The contracts held by the fund at October 31, 2015 are presented in the Fund's investments.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q1	10/15
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		12/15

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Fundamental All Cap Core Fund

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 96.2%		$155,826,799
(Cost $144,516,341)
Consumer discretionary 29.6%		47,960,945
Diversified consumer services 1.4%
DeVry Education Group, Inc.	92,781	2,185,920
Household durables 9.2%
Lennar Corp., Class A	139,919	7,005,744
NVR, Inc. (I)	2,083	3,411,454
Tempur Sealy International, Inc. (I)	57,593	4,483,039
Internet and catalog retail 7.5%
Amazon.com, Inc. (I)	19,520	12,217,568
Specialty retail 5.0%
CarMax, Inc. (I)	48,316	2,851,127
Group 1 Automotive, Inc.	32,172	2,797,355
Lowe's Companies, Inc.	33,188	2,450,270
Textiles, apparel and luxury goods 6.5%
adidas AG	50,789	4,551,632
Ralph Lauren Corp.	54,228	6,006,836
Consumer staples 6.1%		9,826,129
Beverages 0.7%
Diageo PLC, ADR	10,116	1,164,149
Food products 3.4%
Danone SA	48,143	3,345,941
Mead Johnson Nutrition Company	26,446	2,168,572
Household products 2.0%
The Procter & Gamble Company	41,208	3,147,467
Energy 3.9%		6,386,872
Energy equipment and services 2.5%
National Oilwell Varco, Inc.	16,500	621,060
Schlumberger, Ltd.	25,422	1,986,984
Weatherford International PLC (I)	143,833	1,472,850
Oil, gas and consumable fuels 1.4%
Cabot Oil & Gas Corp.	58,614	1,272,510
Range Resources Corp.	33,951	1,033,468
Financials 25.1%		40,601,831
Banks 9.3%
Bank of America Corp.	401,262	6,733,175
CIT Group, Inc.	55,309	2,378,287
Citigroup, Inc.	113,332	6,025,862
Capital markets 12.1%
Affiliated Managers Group, Inc. (I)	9,841	1,773,939
AllianceBernstein Holding LP	193,001	4,967,846
BlackRock, Inc.	9,699	3,413,757
Morgan Stanley	122,108	4,025,901
T. Rowe Price Group, Inc.	36,630	2,769,961
The Goldman Sachs Group, Inc.	13,853	2,597,438
Consumer finance 1.2%
Santander Consumer USA Holdings, Inc. (I)	108,479	1,953,707
Insurance 1.0%
American International Group, Inc.	25,417	1,602,796

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 1.5%
American Tower Corp.	23,077	$2,359,162
Health care 1.9%		3,006,012
Biotechnology 1.6%
Amgen, Inc.	16,478	2,606,490
Health care technology 0.3%
Castlight Health, Inc., B Shares (I)	78,957	399,522
Industrials 9.1%		14,829,490
Aerospace and defense 1.4%
TransDigm Group, Inc. (I)	10,576	2,325,134
Electrical equipment 2.6%
Regal-Beloit Corp.	35,033	2,234,755
Sensata Technologies Holding NV (I)	41,697	2,005,209
Machinery 0.5%
The Manitowoc Company, Inc.	59,187	905,561
Professional services 1.4%
IHS, Inc., Class A (I)	18,522	2,214,120
Trading companies and distributors 3.2%
United Rentals, Inc. (I)	33,727	2,524,803
WESCO International, Inc. (I)	53,544	2,619,908
Information technology 18.1%		29,300,328
Communications equipment 1.4%
QUALCOMM, Inc.	38,073	2,262,298
Internet software and services 10.3%
Alibaba Group Holding, Ltd., ADR (I)	28,708	2,406,592
Alphabet, Inc., Class A (I)	5,141	3,790,922
Facebook, Inc., Class A (I)	68,270	6,961,492
LinkedIn Corp., Class A (I)	14,800	3,564,876
Software 1.4%
Workday, Inc., Class A (I)	28,326	2,236,904
Technology hardware, storage and peripherals 5.0%
Apple, Inc.	67,592	8,077,244
Materials 2.4%		3,915,192
Metals and mining 0.4%
Vale SA, ADR	143,270	624,657
Paper and forest products 2.0%
Louisiana-Pacific Corp. (I)	186,327	3,290,535
	Par value	Value
Short-term investments 3.3%		$5,408,000
(Cost $5,408,000)
Repurchase agreement 3.3%		5,408,000
Barclays Tri-Party Repurchase Agreement dated 10-30-15 at 0.070% to be repurchased at $5,408,032 on 11-2-15, collateralized by $4,826,300 U.S. Treasury Bonds, 3.625% due 8-15-43 (valued at $5,516,246, including interest)	$5,408,000	5,408,000
Total investments (Cost $149,924,341)† 99.5%		$161,234,799
Other assets and liabilities, net 0.5%		$809,024
Total net assets 100.0%		$162,043,823

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $149,951,100. Net unrealized appreciation aggregated $11,283,699, of which $20,128,978 related to appreciated investment securities and $8,845,279 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$47,960,945	$43,409,313	$4,551,632	—
Consumer staples	9,826,129	6,480,188	3,345,941	—
Energy	6,386,872	6,386,872	—	—
Financials	40,601,831	40,601,831	—	—
Health care	3,006,012	3,006,012	—	—
Industrials	14,829,490	14,829,490	—	—
Information technology	29,300,328	29,300,328	—	—
Materials	3,915,192	3,915,192	—	—
Short-term investments	5,408,000	—	5,408,000	—
Total investments in securities	$161,234,799	$147,929,226	$13,305,573	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q1	10/15
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		12/15

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Fundamental Large Cap Core Fund

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 98.0%		$59,407,633
(Cost $49,915,897)
Consumer discretionary 21.7%		13,125,707
Household durables 8.0%
Lennar Corp., Class A	37,822	1,893,745
NVR, Inc. (I)	820	1,342,963
Tempur Sealy International, Inc. (I)	20,459	1,592,529
Internet and catalog retail 6.0%
Amazon.com, Inc. (I)	5,779	3,617,076
Specialty retail 3.6%
CarMax, Inc. (I)	16,017	945,163
Lowe's Companies, Inc.	16,734	1,235,471
Textiles, apparel and luxury goods 4.1%
adidas AG	7,944	711,929
Ralph Lauren Corp.	16,131	1,786,831
Consumer staples 6.9%		4,169,663
Beverages 2.8%
Diageo PLC, ADR	6,084	700,147
PepsiCo, Inc.	9,609	981,944
Food products 2.6%
Danone SA	13,891	965,425
Mead Johnson Nutrition Company	7,755	635,910
Household products 1.5%
The Procter & Gamble Company	11,603	886,237
Energy 6.7%		4,067,259
Energy equipment and services 2.2%
Schlumberger, Ltd.	16,881	1,319,419
Oil, gas and consumable fuels 4.5%
Apache Corp.	9,012	424,736
Cabot Oil & Gas Corp.	15,731	341,520
Chevron Corp.	4,352	395,510
Exxon Mobil Corp.	5,559	459,952
Occidental Petroleum Corp.	11,440	852,738
Southwestern Energy Company (I)	24,763	273,384
Financials 26.0%		15,782,462
Banks 13.5%
Bank of America Corp.	155,598	2,610,934
Citigroup, Inc.	46,149	2,453,742
JPMorgan Chase & Co.	39,302	2,525,154
Wells Fargo & Company	10,838	586,769
Capital markets 6.1%
BlackRock, Inc.	1,859	654,312
Morgan Stanley	27,420	904,037
T. Rowe Price Group, Inc.	7,096	536,600
The Goldman Sachs Group, Inc.	8,480	1,590,000
Consumer finance 1.2%
American Express Company	10,010	733,333
Insurance 3.7%
American International Group, Inc.	28,898	1,822,308
Prudential Financial, Inc.	5,213	430,073

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Core Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 1.5%
American Tower Corp.	9,148	$935,200
Health care 6.3%		3,830,181
Biotechnology 1.9%
Amgen, Inc.	7,129	1,127,665
Health care equipment and supplies 1.4%
Medtronic PLC	11,916	880,831
Pharmaceuticals 3.0%
Merck & Company, Inc.	17,164	938,184
Novartis AG, ADR	9,770	883,501
Industrials 9.4%		5,671,755
Aerospace and defense 1.5%
United Technologies Corp.	9,131	898,582
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	7,208	742,568
Industrial conglomerates 3.1%
Danaher Corp.	9,306	868,343
General Electric Company	33,865	979,376
Machinery 0.9%
Caterpillar, Inc.	7,574	552,826
Professional services 1.7%
IHS, Inc., Class A (I)	8,444	1,009,396
Trading companies and distributors 1.0%
United Rentals, Inc. (I)	8,291	620,664
Information technology 21.0%		12,760,606
Communications equipment 3.4%
Cisco Systems, Inc.	40,512	1,168,771
QUALCOMM, Inc.	15,323	910,493
Internet software and services 12.3%
Alibaba Group Holding, Ltd., ADR (I)	11,005	922,549
Alphabet, Inc., Class A (I)	1,931	1,423,900
Alphabet, Inc., Class C (I)	1,786	1,269,507
Facebook, Inc., Class A (I)	26,573	2,709,649
LinkedIn Corp., Class A (I)	4,675	1,126,067
Software 0.8%
Oracle Corp.	12,047	467,905
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	23,111	2,761,765
	Par value	Value
Short-term investments 2.0%		$1,239,000
(Cost $1,239,000)
Repurchase agreement 2.0%		1,239,000
Barclays Tri-Party Repurchase Agreement dated 10-30-15 at 0.070% to be repurchased at $1,239,007 on 11-2-15, collateralized by $1,105,800 U.S. Treasury Bonds, 3.625% due 8-15-43 (valued at $1,263,880, including interest)	$1,239,000	1,239,000
Total investments (Cost $51,154,897)† 100.0%		$60,646,633
Other assets and liabilities, net 0.0%		($23,092)
Total net assets 100.0%		$60,623,541

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $51,327,858. Net unrealized appreciation aggregated $9,318,775, of which $11,235,380 related to appreciated investment securities and $1,916,605 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$13,125,707	$12,413,778	$711,929	—
Consumer staples	4,169,663	3,204,238	965,425	—
Energy	4,067,259	4,067,259	—	—
Financials	15,782,462	15,782,462	—	—
Health care	3,830,181	3,830,181	—	—
Industrials	5,671,755	5,671,755	—	—
Information technology	12,760,606	12,760,606	—	—
Short-term investments	1,239,000	—	1,239,000	—
Total investments in securities	$60,646,633	$57,730,279	$2,916,354	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	372Q1	10/15
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		12/15

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Fundamental Large Cap Value Fund

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 99.0%		$1,241,173,477
(Cost $967,232,398)
Consumer discretionary 18.1%		227,535,081
Diversified consumer services 0.9%
DeVry Education Group, Inc.	464,420	10,941,735
Household durables 9.7%
Lennar Corp., Class A	1,059,078	53,028,035
NVR, Inc. (I)	16,858	27,609,358
Tempur Sealy International, Inc. (I)	528,509	41,139,141
Specialty retail 2.7%
Lowe's Companies, Inc.	459,992	33,961,209
Textiles, apparel and luxury goods 4.8%
adidas AG	437,135	39,175,366
Ralph Lauren Corp.	195,723	21,680,237
Consumer staples 8.9%		111,154,216
Beverages 4.4%
Diageo PLC, ADR	133,944	15,414,276
Heineken Holding NV	199,459	15,935,359
PepsiCo, Inc.	232,814	23,791,263
Food products 1.0%
Danone SA	187,436	13,026,810
Household products 1.2%
The Procter & Gamble Company	192,968	14,738,896
Tobacco 2.3%
Imperial Tobacco Group PLC	265,980	14,322,490
Philip Morris International, Inc.	157,524	13,925,122
Energy 7.3%		91,438,990
Energy equipment and services 1.4%
National Oilwell Varco, Inc.	153,506	5,777,966
Weatherford International PLC (I)	1,167,453	11,954,719
Oil, gas and consumable fuels 5.9%
Apache Corp.	329,975	15,551,722
Chevron Corp.	179,228	16,288,241
Exxon Mobil Corp.	147,487	12,203,074
Occidental Petroleum Corp.	397,951	29,663,268
Financials 33.8%		423,537,154
Banks 17.6%
Bank of America Corp.	3,457,399	58,015,157
CIT Group, Inc.	571,899	24,591,657
Citigroup, Inc.	1,062,481	56,492,115
JPMorgan Chase & Co.	963,809	61,924,728
Wells Fargo & Company	370,314	20,048,800
Capital markets 9.9%
AllianceBernstein Holding LP	1,134,638	29,205,582
Morgan Stanley	964,325	31,793,795
State Street Corp.	256,287	17,683,803
The Goldman Sachs Group, Inc.	239,443	44,895,563
Consumer finance 1.3%
Santander Consumer USA Holdings, Inc. (I)	892,597	16,075,672

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

	Shares	Value
Financials (continued)
Insurance 5.0%
American International Group, Inc.	996,040	$62,810,282
Health care 6.4%		80,200,380
Biotechnology 1.3%
Amgen, Inc.	101,963	16,128,507
Health care equipment and supplies 1.9%
Medtronic PLC	330,344	24,419,028
Pharmaceuticals 3.2%
Merck & Company, Inc.	355,187	19,414,521
Novartis AG, ADR	223,801	20,238,324
Industrials 9.0%		112,805,143
Air freight and logistics 1.4%
FedEx Corp.	112,269	17,519,577
Electrical equipment 1.4%
Sensata Technologies Holding NV (I)	354,482	17,047,039
Industrial conglomerates 5.1%
Danaher Corp.	214,467	20,011,916
General Electric Company	1,517,690	43,891,595
Trading companies and distributors 1.1%
United Rentals, Inc. (I)	191,491	14,335,016
Information technology 13.0%		162,502,628
Communications equipment 3.8%
Cisco Systems, Inc.	881,116	25,420,197
QUALCOMM, Inc.	366,505	21,777,727
Internet software and services 1.3%
eBay, Inc. (I)	565,378	15,774,046
Software 2.9%
Microsoft Corp.	474,370	24,970,837
Oracle Corp.	291,580	11,324,967
Technology hardware, storage and peripherals 5.0%
Apple, Inc.	379,570	45,358,615
Samsung Electronics Company, Ltd.	14,904	17,876,239
Materials 2.5%		31,999,885
Paper and forest products 2.5%
Louisiana-Pacific Corp. (I)	1,811,998	31,999,885
	Par value	Value
Short-term investments 1.1%		$13,756,000
(Cost $13,756,000)
Repurchase agreement 1.1%		13,756,000
Barclays Tri-Party Repurchase Agreement dated 10-30-15 at 0.070% to be repurchased at $13,401,078 on 11-2-15, collateralized by $11,959,500 U.S. Treasury Bonds, 3.625% due 8-15-43 (valued at $13,669,175, including interest)	$13,401,000	13,401,000
Repurchase Agreement with State Street Corp. dated 10-30-15 at 0.000% to be repurchased at $355,000 on 11-2-15, collateralized by $365,000 Federal Home Loan Bank, 0.750% due 8-28-17 (valued at $365,475, including interest)	355,000	355,000

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $980,988,398)† 100.1%	$1,254,929,477
Other assets and liabilities, net (0.1%)	($975,137)
Total net assets 100.0%	$1,253,954,340

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $979,194,042. Net unrealized appreciation aggregated $275,735,435, of which $319,075,706 related to appreciated investment securities and $43,340,271 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 10-31-15:

United States	85.0
Germany	3.1
Netherlands	2.6
Switzerland	2.6
United Kingdom	2.4
Ireland	1.9
South Korea	1.4
France	1.0
TOTAL	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$227,535,081	$188,359,715	$39,175,366	—
Consumer staples	111,154,216	67,869,557	43,284,659	—
Energy	91,438,990	91,438,990	—	—
Financials	423,537,154	423,537,154	—	—
Health care	80,200,380	80,200,380	—	—
Industrials	112,805,143	112,805,143	—	—
Information technology	162,502,628	144,626,389	17,876,239	—
Materials	31,999,885	31,999,885	—	—
Short-term investments	13,756,000	—	13,756,000	—
Total investments in securities	$1,254,929,477	$1,140,837,213	$114,092,264	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q1	10/15
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		12/15

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Diversified Strategies Fund

As of 10-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 22.7%					$9,030,749
(Cost $8,974,527)
Consumer discretionary 2.6%					1,042,131
Auto components 0.4%
Dana Holding Corp.	6.000		09-15-23	50,000	51,750
Delphi Corp.	5.000		02-15-23	65,000	68,006
Nemak SAB de CV (S)	5.500		02-28-23	20,000	20,450
Automobiles 0.4%
Ford Motor Company	4.750		01-15-43	10,000	9,914
Ford Motor Credit Company LLC	5.875		08-02-21	60,000	68,408
General Motors Financial Company, Inc.	4.000		01-15-25	40,000	39,404
General Motors Financial Company, Inc.	4.375		09-25-21	40,000	41,509
Diversified consumer services 0.0%
Service Corp. International	5.375		05-15-24	15,000	15,994
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (S)	9.125		05-01-19	150,000	159,000
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	15,000	15,450
Internet and catalog retail 0.1%
Amazon.com, Inc.	4.950		12-05-44	45,000	46,962
Media 0.5%
AMC Entertainment, Inc.	5.875		02-15-22	35,000	36,225
Carmike Cinemas, Inc. (S)	6.000		06-15-23	10,000	10,362
CCO Safari II LLC (S)	6.484		10-23-45	25,000	25,919
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	15,000	15,638
Radio One, Inc. (S)	9.250		02-15-20	15,000	12,375
Scripps Networks Interactive, Inc.	3.950		06-15-25	25,000	23,936
Sirius XM Radio, Inc. (S)	5.250		08-15-22	70,000	73,850
Multiline retail 0.5%
Macy's Retail Holdings, Inc.	7.875		08-15-36	175,000	183,318
Specialty retail 0.2%
AutoNation, Inc.	5.500		02-01-20	30,000	32,836
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	50,000	37,750
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21	55,000	53,075
Consumer staples 0.9%					352,856
Beverages 0.1%
Constellation Brands, Inc.	4.250		05-01-23	30,000	30,713
Food and staples retailing 0.1%
SUPERVALU, Inc.	7.750		11-15-22	20,000	19,674
Tops Holding LLC (S)	8.000		06-15-22	28,000	29,050
Food products 0.1%
Kraft Heinz Foods Company (S)	4.875		02-15-25	18,000	19,356
Post Holdings, Inc. (S)	7.750		03-15-24	10,000	10,688
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	50,000	50,625
Tobacco 0.5%
Alliance One International, Inc.	9.875		07-15-21	100,000	86,125
Vector Group, Ltd.	7.750		02-15-21	100,000	106,625

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 1.7%					$670,429
Energy equipment and services 0.2%
CSI Compressco LP	7.250		08-15-22	20,000	16,600
Teine Energy, Ltd. (S)	6.875		09-30-22	20,000	18,150
TerraForm Power Operating LLC (S)	5.875		02-01-23	30,000	27,675
Oil, gas and consumable fuels 1.5%
Cimarex Energy Company	4.375		06-01-24	35,000	34,828
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	25,000	24,068
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	35,000	34,388
EP Energy LLC	7.750		09-01-22	20,000	15,400
Newfield Exploration Company	5.750		01-30-22	100,000	101,500
Pertamina Persero PT (S)	6.450		05-30-44	200,000	185,251
Petroleos Mexicanos	5.500		01-21-21	75,000	80,063
Summit Midstream Holdings LLC	7.500		07-01-21	30,000	29,100
Whiting Petroleum Corp.	6.250		04-01-23	20,000	18,600
Williams Partners LP	4.875		05-15-23	15,000	13,543
Williams Partners LP	4.875		03-15-24	30,000	27,013
WPX Energy, Inc.	6.000		01-15-22	50,000	44,250
Financials 7.8%					3,096,087
Banks 3.7%
Bank of America Corp.	4.200		08-26-24	25,000	25,147
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250		09-05-24	35,000	35,492
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	35,000	36,491
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20	15,000	14,971
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	200,000	205,225
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	60,000	55,125
HBOS PLC (S)	6.000		11-01-33	95,000	105,465
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	65,000	70,525
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	100,000	103,900
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	200,000	248,750
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	200,000	199,250
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	200,000	210,533
Synovus Financial Corp.	7.875		02-15-19	20,000	22,450
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	30,000	28,197
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	100,000	106,500
Capital markets 0.3%
Ares Capital Corp.	3.875		01-15-20	35,000	35,857
FS Investment Corp.	4.000		07-15-19	35,000	35,227
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	20,000	19,975
The Goldman Sachs Group, Inc.	5.750		01-24-22	10,000	11,462
Consumer finance 0.4%
Ally Financial, Inc.	5.125		09-30-24	65,000	68,491
Capital One Financial Corp.	4.200		10-29-25	30,000	30,013
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	25,000	25,047
Credit Acceptance Corp.	6.125		02-15-21	40,000	40,000

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.3%
General Electric Capital Corp. (6.250% to 12-15-22, then 3 month LIBOR + 4.704%) (Q)	6.250		12-15-22	25,000	$27,865
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	25,000	24,845
NewStar Financial, Inc.	7.250		05-01-20	25,000	24,938
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	54,000	54,675
Insurance 2.0%
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	40,000	41,780
AXA SA	8.600		12-15-30	200,000	273,876
CNA Financial Corp.	7.250		11-15-23	75,000	89,013
Liberty Mutual Group, Inc. (S)	6.500		03-15-35	50,000	59,472
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800		03-07-87	200,000	234,500
Pacific LifeCorp. (S)	6.000		02-10-20	10,000	11,281
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	15,000	14,888
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	15,000	15,900
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	50,000	50,500
Real estate investment trusts 1.0%
American Tower Corp.	4.700		03-15-22	40,000	42,013
Corrections Corp. of America	5.000		10-15-22	10,000	10,125
Crown Castle Towers LLC (S)	6.113		01-15-40	100,000	110,446
Iron Mountain, Inc.	5.750		08-15-24	45,000	45,225
MPT Operating Partnership LP	6.875		05-01-21	100,000	104,625
Omega Healthcare Investors, Inc.	4.500		01-15-25	25,000	24,471
Vereit Operating Partnership LP	4.600		02-06-24	45,000	43,706
Thrifts and mortgage finance 0.1%
Nationstar Mortgage LLC	6.500		07-01-21	20,000	18,300
Nationstar Mortgage LLC	7.875		10-01-20	30,000	29,550
Stearns Holdings, Inc. (S)	9.375		08-15-20	10,000	10,000
Health care 0.5%					217,860
Biotechnology 0.1%
AbbVie, Inc.	3.600		05-14-25	40,000	39,338
Health care providers and services 0.3%
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	10,000	10,238
HCA, Inc.	7.500		02-15-22	100,000	115,000
Pharmaceuticals 0.1%
Actavis Funding SCS	3.800		03-15-25	20,000	19,827
Mallinckrodt International Finance SA (S)	5.500		04-15-25	5,000	4,550
Mallinckrodt International Finance SA (S)	5.750		08-01-22	25,000	23,766
Quintiles Transnational Corp. (S)	4.875		05-15-23	5,000	5,141
Industrials 3.8%					1,520,907
Aerospace and defense 0.5%
Huntington Ingalls Industries, Inc.	7.125		03-15-21	75,000	78,375
Lockheed Martin Corp.	2.900		03-01-25	28,000	27,029
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	150,000	111,000
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	35,000	31,238
Airlines 1.4%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	70,485	74,537
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	20,807	21,691

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	14,234	$14,714
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	61,114	69,517
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		02-10-24	116,224	135,401
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	114,628	123,799
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	11,354	12,730
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	35,000	35,263
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	30,000	29,925
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	20,762	22,942
Building products 0.0%
Builders FirstSource, Inc. (S)	10.750		08-15-23	10,000	10,325
Commercial services and supplies 0.4%
Casella Waste Systems, Inc.	7.750		02-15-19	40,000	40,600
Safway Group Holding LLC (S)	7.000		05-15-18	100,000	102,750
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	50,000	51,000
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	5,000	5,063
Industrial conglomerates 0.3%
Odebrecht Finance, Ltd. (Q)(S)	7.500		12-07-15	200,000	117,750
Machinery 0.2%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	10,000	9,500
SPL Logistics Escrow LLC (S)	8.875		08-01-20	24,000	25,440
Trinity Industries, Inc.	4.550		10-01-24	30,000	28,529
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	45,000	43,938
Trading companies and distributors 0.5%
Ahern Rentals, Inc. (S)	7.375		05-15-23	25,000	23,250
Aircastle, Ltd.	5.500		02-15-22	15,000	15,863
Aircastle, Ltd.	6.250		12-01-19	25,000	27,313
International Lease Finance Corp. (S)	7.125		09-01-18	100,000	110,750
United Rentals North America, Inc.	5.500		07-15-25	20,000	19,950
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	100,000	100,725
Information technology 0.8%					306,738
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250		10-15-22	20,000	21,775
Internet software and services 0.2%
Ancestry.com, Inc.	11.000		12-15-20	45,000	49,163
VeriSign, Inc.	5.250		04-01-25	20,000	20,400
IT services 0.5%
First Data Corp. (S)	7.000		12-01-23	20,000	20,400
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	200,000	195,000
Materials 1.4%					557,273
Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	100,000	100,500
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	45,000
Platform Specialty Products Corp. (S)	6.500		02-01-22	35,000	29,750

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 0.2%
American Gilsonite Company (S)	11.500		09-01-17	70,000	$57,050
Metals and mining 0.8%
Commercial Metals Company	7.350		08-15-18	75,000	80,531
Rain CII Carbon LLC (S)	8.000		12-01-18	40,000	34,825
Vale Overseas, Ltd.	4.625		09-15-20	200,000	194,542
Paper and forest products 0.0%
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,075
Telecommunication services 1.3%					504,418
Diversified telecommunication services 0.4%
AT&T, Inc.	4.750		05-15-46	20,000	18,482
GCI, Inc.	6.875		04-15-25	15,000	15,450
T-Mobile USA, Inc.	6.250		04-01-21	15,000	15,486
Telecom Italia Capital SA	7.200		07-18-36	100,000	103,000
Wireless telecommunication services 0.9%
Digicel Group, Ltd. (S)	8.250		09-30-20	200,000	177,000
Millicom International Cellular SA (S)	6.625		10-15-21	200,000	175,000
Utilities 1.9%					762,050
Electric utilities 1.8%
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	100,000	99,500
Empresa Electrica Angamos SA (S)	4.875		05-25-29	200,000	187,797
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	200,000	213,152
Majapahit Holding BV (S)	7.750		01-20-20	150,000	169,275
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	35,000	38,938
Independent power and renewable electricity producers 0.1%
Dynegy, Inc.	7.625		11-01-24	35,000	35,088
NRG Yield Operating LLC	5.375		08-15-24	20,000	18,300
U.S. Government and Agency obligations 10.3%					$4,121,387
(Cost $4,148,864)
U.S. Government 7.1%					2,825,370
U.S. Treasury
Bond	2.500		02-15-45	163,000	148,687
Bond	2.750		11-15-42	70,000	67,761
Bond	3.000		05-15-45	222,000	224,963
Note	1.000		03-15-18	590,000	591,536
Note	2.000		08-15-25	419,000	413,623
Treasury Inflation Protected Security	0.125		04-15-17	227,696	227,542
Treasury Inflation Protected Security	0.250		01-15-25	799,945	769,312
Treasury Inflation Protected Security	1.250		07-15-20	169,386	177,509
Treasury Inflation Protected Security	2.500		07-15-16	200,620	204,437
U.S. Government Agency 3.2%					1,296,017
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000		12-01-40	408,283	441,153
30 Yr Pass Thru	4.500		12-01-40	293,331	318,985
Federal National Mortgage Association 30 Yr Pass Thru	3.500		03-01-44	511,693	535,879

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Foreign government obligations 0.6%						$245,452
(Cost $317,987)
Argentina 0.1%						38,907
Republic of Argentina Bond (H)	8.280		12-31-33		35,051	38,907
Brazil 0.1%						60,043
Federative Republic of Brazil Note	10.000		01-01-21	BRL	275,000	60,043
Mexico 0.4%						146,502
Government of Mexico
Bond	7.750		05-29-31	MXN	900,000	61,260
Bond	10.000		12-05-24	MXN	1,100,000	85,242
Capital preferred securities 0.5%						$212,119
(Cost $197,605)
Financials 0.5%						212,119
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-67		35,000	43,400
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-68		30,000	41,706
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65		100,000	101,450
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67		25,000	25,563
Convertible bonds 0.0%						$13,256
(Cost $15,000)
Utilities 0.0%						13,256
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250		06-01-20		15,000	13,256
Term loans (M) 2.2%						$860,719
(Cost $870,016)
Consumer discretionary 0.3%						122,171
Media 0.3%
iHeartCommunications, Inc.	6.938		01-30-19	110,259		92,224
iHeartCommunications, Inc.	7.688		07-30-19	35,461		29,947
Consumer staples 0.3%						93,823
Household products 0.3%
The Sun Products Corp.	5.500		03-23-20	97,310		93,823
Health care 0.4%						155,929
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.250		01-31-21	58,116		57,051
Surgery Center Holdings, Inc.	5.250		11-03-20	99,250		98,878
Industrials 0.5%						206,794
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.500		12-28-19	97,250		94,981
Airlines 0.3%
Delta Air Lines, Inc.	3.250		10-18-18	97,250		97,113
GOL LuxCo SA	6.500		08-31-20	15,000		14,700
Utilities 0.7%						282,002
Electric utilities 0.7%
Texas Competitive Electric Holdings Company LLC	3.750		11-07-16	282,178		282,002

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Collateralized mortgage obligations 5.5%					$2,201,269
(Cost $2,184,627)
Commercial and residential 5.2%					2,087,457
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.779		08-25-35	21,902	21,057
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.419		06-25-45	42,657	39,746
Series 2005-1, Class AHM (P)	2.535		06-25-45	25,115	24,891
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	100,000	113,785
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.799		09-15-26	100,000	98,729
Series 2015-200P, Class F (P) (S)	3.595		04-14-33	25,000	22,044
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.480		08-25-35	37,772	37,931
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.198		12-15-27	100,000	98,990
Commercial Mortgage Pass Through Certificates Series 2013-CR6, Class XA IO	1.507		03-10-46	290,369	16,012
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.118		10-15-45	302,401	29,049
Series 2014-FL4, Class D (P) (S)	2.647		07-13-31	50,000	49,262
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	4.906		04-10-47	45,000	45,839
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000		08-25-37	72,659	71,558
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.346		04-15-27	35,000	34,465
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.200		07-15-29	100,000	98,535
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.944		11-05-30	98,547	98,537
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	100,000	100,253
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.338		07-25-35	603,950	43,507
Series 2005-AR8, Class AX2 IO	2.340		05-25-35	504,777	36,175
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.676		04-15-47	55,000	55,166
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C (P) (S)	2.207		12-15-28	100,000	100,029
Series 2014-FBLU, Class D (P) (S)	2.796		12-15-28	100,000	100,001
Series 2014-FL5, Class C (P) (S)	2.296		07-15-31	85,000	84,534
Series 2014-INN, Class F (P) (S)	4.207		06-15-29	100,000	98,688
Series 2014-PHH, Class C (P) (S)	2.298		08-15-27	100,000	100,807
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.673		10-25-35	36,494	35,397
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	85,000	86,992
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.851		08-25-34	49,330	48,839
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.628		03-25-44	26,707	26,101
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.720		05-10-63	520,809	34,588
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	100,000	101,672

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.564		01-25-45	19,970	$18,090
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	80,000	78,921
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	40,000	37,267
U.S. Government Agency 0.3%					113,812
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	266,232	28,155
Series K018, Class X1 IO	1.430		01-25-22	388,319	27,095
Series K710, Class X1 IO	1.773		05-25-19	270,883	14,315
Federal National Mortgage Association Series 2012-137, Class WI IO	3.500		12-25-32	192,261	30,163
Government National Mortgage Association Series 2012-114, Class IO	0.921		01-16-53	192,291	14,084
Asset backed securities 1.9%					$770,271
(Cost $756,423)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.649		10-25-35	75,000	68,182
Bravo Mortgage Asset Trust Series 2006-1A, Class A3 (P) (S)	0.547		07-25-36	30,000	25,654
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	14,205	14,677
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	45,768	46,377
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	59,700	59,810
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	30,000	29,981
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.172		12-25-34	23,457	21,036
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, Class A1A (P)	0.714		06-25-35	23,642	22,668
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.474		09-25-36	40,000	37,139
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.647		06-25-35	65,000	61,524
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.347		09-25-36	43,880	40,619
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	29,992	30,123
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.639		11-25-35	35,000	33,038
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.914		02-25-35	45,000	42,277
Series 2005-2, Class M2 (P)	0.929		03-25-35	45,000	42,052
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.697		02-25-35	43,932	42,205
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	25,000	25,100
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	60,000	60,113
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250		10-20-26	67,865	67,696

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

	Shares	Value
Common stocks 31.5%		$12,575,017
(Cost $12,240,543)
Consumer discretionary 6.3%		2,506,780
Auto components 0.6%
Bridgestone Corp.	2,700	99,011
Delphi Automotive PLC	1,158	96,334
Magna International, Inc., Class A	749	39,495
Automobiles 1.2%
Ford Motor Company	4,959	73,443
General Motors Company	3,090	107,872
Honda Motor Company, Ltd.	2,400	79,393
Nissan Motor Company, Ltd.	11,400	118,175
Toyota Motor Corp.	2,000	122,529
Distributors 0.1%
Pool Corp.	383	31,230
Hotels, restaurants and leisure 0.8%
Del Frisco's Restaurant Group, Inc. (I)	5,710	76,914
McDonald's Corp.	905	101,586
Sonic Corp.	1,400	39,956
Starbucks Corp.	1,481	92,666
Household durables 0.3%
Lennar Corp., Class A	1,796	89,926
NVR, Inc. (I)	20	32,755
Internet and catalog retail 0.8%
Amazon.com, Inc. (I)	321	200,914
The Priceline Group, Inc. (I)	76	110,522
Media 0.4%
Lions Gate Entertainment Corp.	1,276	49,726
The Walt Disney Company	1,045	118,858
Multiline retail 0.2%
Macy's, Inc.	1,272	64,847
Specialty retail 1.1%
Best Buy Company, Inc.	2,305	80,744
Foot Locker, Inc.	357	24,187
Lowe's Companies, Inc.	1,695	125,142
Restoration Hardware Holdings, Inc. (I)	500	51,545
Select Comfort Corp. (I)	2,244	47,573
The Finish Line, Inc., Class A	2,438	45,420
The TJX Companies, Inc.	1,084	79,338
Textiles, apparel and luxury goods 0.8%
adidas AG	1,243	111,396
Michael Kors Holdings, Ltd. (I)	2,471	95,479
Ralph Lauren Corp.	901	99,804
Consumer staples 2.5%		998,581
Beverages 0.3%
Heineken NV	328	29,875
PepsiCo, Inc.	1,027	104,949
Food and staples retailing 0.5%
Costco Wholesale Corp.	222	35,103
CVS Health Corp.	678	66,973
Koninklijke Ahold NV	3,693	75,126

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer staples (continued)
Food products 0.2%
Mondelez International, Inc., Class A	1,794	$82,811
Household products 0.4%
The Procter & Gamble Company	2,291	174,987
Personal products 0.3%
Pola Orbis Holdings, Inc.	1,700	108,121
Unilever PLC	577	25,693
Tobacco 0.8%
British American Tobacco PLC	1,865	110,799
Japan Tobacco, Inc.	2,000	69,224
Philip Morris International, Inc.	1,300	114,920
Energy 1.9%		739,559
Energy equipment and services 0.5%
Schlumberger, Ltd.	1,115	87,148
Weatherford International PLC (I)	9,458	96,850
Oil, gas and consumable fuels 1.4%
Apache Corp.	2,168	102,178
California Resources Corp.	407	1,644
Denbury Resources, Inc.	11,724	41,503
Devon Energy Corp.	1,400	58,702
EOG Resources, Inc.	673	57,777
Occidental Petroleum Corp.	1,018	75,882
Range Resources Corp.	1,854	56,436
Royal Dutch Shell PLC, A Shares	3,470	90,593
Total SA	1,465	70,846
Financials 6.4%		2,561,129
Banks 5.2%
Bank of America Corp.	14,747	247,455
Barclays PLC	34,080	121,420
BB&T Corp.	1,687	62,672
Citigroup, Inc.	4,564	242,668
HSBC Holdings PLC	17,615	137,625
ICICI Bank, Ltd., ADR	5,788	49,893
JPMorgan Chase & Co.	4,915	315,789
KeyCorp	5,796	71,986
Regions Financial Corp.	5,339	49,920
Sumitomo Mitsui Financial Group, Inc.	2,700	107,713
SVB Financial Group (I)	489	59,692
U.S. Bancorp	4,985	210,267
UniCredit SpA	12,126	78,298
Wells Fargo & Company	6,133	332,041
Capital markets 0.8%
Morgan Stanley	2,597	85,623
PJT Partners, Inc., Class A (I)	22	473
The Blackstone Group LP	884	29,225
The Carlyle Group LP	1,815	34,013
The Goldman Sachs Group, Inc.	934	175,125
Consumer finance 0.1%
Discover Financial Services	562	31,596

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Insurance 0.3%
The Dai-ichi Life Insurance Company, Ltd.	6,800	$117,635
Health care 5.0%		2,005,642
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (I)	388	68,288
Amgen, Inc.	591	93,484
Biogen, Inc. (I)	427	124,048
Celgene Corp. (I)	498	61,110
Gilead Sciences, Inc.	1,532	165,655
Health care equipment and supplies 0.4%
Baxter International, Inc.	1,150	42,999
Medtronic PLC	1,672	123,594
Health care providers and services 0.1%
McKesson Corp.	268	47,918
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	469	61,336
Pharmaceuticals 3.0%
Allergan PLC (I)	223	68,789
Bristol-Myers Squibb Company	652	42,999
GlaxoSmithKline PLC	5,591	120,574
Johnson & Johnson	2,293	231,662
Merck & Company, Inc.	1,717	93,851
Novartis AG	2,647	239,788
Pfizer, Inc.	4,102	138,730
Roche Holding AG	490	133,034
Sanofi	1,465	147,783
Industrials 2.6%		1,037,962
Aerospace and defense 1.1%
B/E Aerospace, Inc.	643	30,189
General Dynamics Corp.	748	111,138
Safran SA	702	53,320
The Boeing Company	519	76,848
TransDigm Group, Inc. (I)	238	52,324
United Technologies Corp.	1,152	113,368
Air freight and logistics 0.1%
FedEx Corp.	296	46,191
Airlines 0.2%
American Airlines Group, Inc.	1,614	74,599
Electrical equipment 0.1%
Sensata Technologies Holding NV (I)	716	34,432
Industrial conglomerates 0.8%
Danaher Corp.	954	89,018
General Electric Company	5,343	154,520
Rheinmetall AG	970	61,010
Machinery 0.2%
Cummins, Inc.	433	44,820
Hoshizaki Electric Company, Ltd.	700	50,616
Road and rail 0.1%
Union Pacific Corp.	510	45,569

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Information technology 4.7%		$1,859,565
Communications equipment 0.5%
Cisco Systems, Inc.	3,382	97,571
QUALCOMM, Inc.	1,446	85,921
Internet software and services 1.1%
Alphabet, Inc., Class A (I)	289	213,106
Alphabet, Inc., Class C (I)	177	125,813
eBay, Inc. (I)	856	23,882
Facebook, Inc., Class A (I)	916	93,405
IT services 0.4%
PayPal Holdings, Inc. (I)	856	30,825
Visa, Inc., Class A	1,912	148,333
Semiconductors and semiconductor equipment 0.5%
Applied Materials, Inc.	7,465	125,188
NXP Semiconductors NV (I)	747	58,527
Software 0.7%
Microsoft Corp.	4,280	225,299
Synchronoss Technologies, Inc. (I)	1,481	52,102
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	3,380	403,910
Lenovo Group, Ltd.	32,000	29,732
Samsung Electronics Company, Ltd., GDR (S)	67	40,030
Seagate Technology PLC	2,783	105,921
Materials 0.8%		335,766
Chemicals 0.2%
Akzo Nobel NV	628	44,419
The Sherwin-Williams Company	191	50,965
Containers and packaging 0.4%
Amcor, Ltd.	8,478	81,887
Avery Dennison Corp.	1,209	78,549
Metals and mining 0.1%
Anglo American PLC	1,773	14,875
Freeport-McMoRan, Inc.	1,932	22,740
Paper and forest products 0.1%
Louisiana-Pacific Corp. (I)	2,397	42,331
Telecommunication services 1.3%		530,033
Diversified telecommunication services 1.1%
Koninklijke KPN NV	30,467	111,637
Nippon Telegraph & Telephone Corp.	4,200	153,978
Telefonica SA	8,046	106,154
Verizon Communications, Inc.	1,377	64,219
Wireless telecommunication services 0.2%
Vodafone Group PLC	28,577	94,045
Preferred securities 1.1%		$439,998
(Cost $497,760)
Financials 0.9%		347,340
Banks 0.4%
Regions Financial Corp., 6.375%	1,935	50,310
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,150	59,878
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	45,560

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series L, 7.500%	18	$21,330
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	29,868
Consumer finance 0.2%
Ally Financial, Inc., 7.000% (S)	31	31,594
Discover Financial Services, 6.500%	1,100	29,359
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	2,104	54,346
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	500	25,095
Telecommunication services 0.1%		38,100
Diversified telecommunication services 0.1%
Intelsat SA, 5.750%	2,000	38,100
Utilities 0.1%		54,558
Electric utilities 0.0%
Exelon Corp., 6.500%	364	15,201
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	39,357
Investment companies 18.4%		$7,313,944
(Cost $7,460,094)
Exchange-traded funds 18.4%		7,313,944
Energy Select Sector SPDR Fund	717	48,778
Financial Select Sector SPDR Fund	31,100	748,888
iShares Global Infrastructure ETF	3,400	133,790
iShares MSCI India ETF	10,610	302,173
iShares MSCI India Small-Cap ETF	1,505	50,899
iShares MSCI Ireland Capped ETF	6,760	266,614
iShares MSCI South Korea Capped ETF	7,655	416,279
iShares MSCI Taiwan ETF	25,500	354,450
iShares MSCI USA Quality Factor ETF	1,915	125,777
iShares TIPS Bond ETF	324	35,951
iShares U.S. Oil & Gas Exploration & Production ETF	1,478	92,153
Market Vectors Coal ETF	785	6,359
Market Vectors Oil Services ETF	2,925	89,417
Materials Select Sector SPDR Fund	1,390	62,939
PowerShares DB Agriculture Fund (I)	2,609	55,520
PowerShares DB Base Metals Fund (I)	1,118	13,897
PowerShares DB Commodity Index Tracking Fund (I)	3,551	53,975
PowerShares DB Energy Fund (I)	8,044	109,640
PowerShares DB Gold Fund (I)	3,937	147,244
PowerShares S&P 500 High Quality Portfolio	15,710	368,400
SPDR Barclays High Yield Bond ETF	21,900	798,673
SPDR EURO STOXX 50 ETF	4,000	146,480
SPDR S&P China ETF	2,000	153,860
SPDR S&P Global Natural Resources ETF	1,654	59,213
SPDR S&P Homebuilders ETF	10,450	373,483
Vanguard Consumer Discretionary ETF	2,925	371,504
Vanguard Dividend Appreciation ETF	4,160	327,434

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Exchange-traded funds (continued)
Vanguard Global ex-U.S. Real Estate ETF	1,175	$62,921
Vanguard Information Technology ETF	6,860	757,756
Vanguard REIT ETF	866	69,185
Vanguard Telecommunication Services ETF	2,970	254,440
WisdomTree Europe SmallCap Dividend Fund	4,970	278,519
WisdomTree Germany Hedged Equity Fund	640	17,984
WisdomTree International SmallCap Dividend Fund	2,395	139,365
WisdomTree Japan Hedged Equity Fund	375	19,984
Total investments (Cost $37,663,446)† 94.7%		$37,784,181
Other assets and liabilities, net 5.3%		$2,101,066
Total net assets 100.0%		$39,885,247

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,509,031 or 16.3% of the fund's net assets as of 10-31-15.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $37,714,411. Net unrealized appreciation aggregated $69,770, of which $1,996,066 related to appreciated investment securities and $1,926,296 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 10-31-15:

United States	81.1
France	2.7
Japan	2.6
United Kingdom	2.4
Netherlands	2.2
Switzerland	1.2
Mexico	1.1
Luxembourg	1.0
Brazil	0.6
Cayman Islands	0.5
Other countries	4.6
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS15

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant| unobservable inputs
Corporate bonds	$9,030,749	—	$9,030,749	—
U.S. Government and Agency obligations	4,121,387	—	4,121,387	—
Foreign government obligations	245,452	—	245,452	—
Capital preferred securities	212,119	—	212,119	—
Convertible bonds	13,256	—	13,256	—
Term loans	860,719	—	860,719	—
Collateralized mortgage obligations	2,201,269	—	2,201,269	—
Asset backed securities	770,271	—	770,271	—
Common stocks	12,575,017	$9,354,444	3,220,573	—
Preferred securities	439,998	408,404	31,594	—
Investment companies	7,313,944	7,313,944	—	—
Total investments in securities	$37,784,181	$17,076,792	$20,707,389	—
Other financial instruments
Futures	($267,620)	($267,620)	—	—
Forward foreign currency contracts	($22,544)	—	($22,544)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2015, the fund used futures contracts to maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets and as a substitute for securities purchased. The following table summarizes the contracts held at October 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	8	Long	Dec 2015	$639,527	$640,683	$1,156
DAX Index Futures	1	Long	Dec 2015	278,062	297,442	19,380
E-mini Technology Select Sector Futures	3	Long	Dec 2015	126,160	131,130	4,970
Mini IBEX 35 Futures	23	Long	Nov 2015	254,488	260,133	5,645
Nikkei 225 Index Futures	1	Long	Dec 2015	145,019	158,200	13,181
OMX Stockholm 30 Index Futures	10	Long	Nov 2015	169,859	175,103	5,244
Ultra U.S. Treasury Bond Futures	3	Long	Dec 2015	472,226	479,250	7,024
2-Year U.S. Treasury Note Futures	4	Short	Dec 2015	(875,115)	(874,625)	490
5-Year U.S. Treasury Note Futures	6	Short	Dec 2015	(719,190)	(718,641)	549
10-Year U.S. Treasury Note Futures	10	Short	Dec 2015	(1,274,680)	(1,276,875)	(2,195)
CAC 40 Index Futures	5	Short	Nov 2015	(255,360)	(269,167)	(13,807)
E-mini Utilities Select Sector Futures	5	Short	Dec 2015	(206,500)	(219,900)	(13,400)
Euro STOXX 50 Index Futures	11	Short	Dec 2015	(371,225)	(411,632)	(40,407)
FTSE MIB Mini Index Futures	9	Short	Dec 2015	(212,931)	(222,105)	(9,174)
German Euro BUND Futures	3	Short	Dec 2015	(510,669)	(518,628)	(7,959)
Mini MSCI Emerging Markets Index Futures	30	Short	Dec 2015	(1,206,247)	(1,265,550)	(59,303)
MSCI Singapore Index Futures	12	Short	Nov 2015	(297,046)	(287,301)	9,745
Russell 2000 Mini Index Futures	3	Short	Dec 2015	(346,208)	(347,490)	(1,282)
S&P 500 Index E-Mini Futures	29	Short	Dec 2015	(2,819,388)	(3,006,865)	(187,477)
						($267,620)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at October 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	54,539	USD	38,450	State Street Bank and Trust Company	12/16/2015	$357	—	$357
CAD	93,393	USD	70,000	Canadian Imperial Bank of Commerce	12/16/2015	1,405	—	1,405
CAD	93,280	USD	70,000	Royal Bank of Canada	12/16/2015	1,319	—	1,319
EUR	35,343	USD	40,000	Citibank N.A.	12/16/2015	—	($1,108)	(1,108)
EUR	171,421	USD	195,000	State Street Bank and Trust Company	12/16/2015	—	(6,367)	(6,367)
GBP	39,638	TWD	2,000,000	State Street Bank and Trust Company	12/16/2015	—	(518)	(518)
GBP	188,379	USD	289,162	Royal Bank of Canada	12/16/2015	1,186	—	1,186
JPY	14,532,000	TWD	4,000,000	State Street Bank and Trust Company	12/16/2015	—	(2,719)	(2,719)
JPY	2,403,300	USD	20,000	State Street Bank and Trust Company	12/16/2015	—	(71)	(71)
MXN	2,932,246	USD	172,966	Bank of Montreal	12/16/2015	4,009	—	4,009
NOK	262,588	CAD	42,000	State Street Bank and Trust Company	12/16/2015	—	(1,229)	(1,229)
NOK	1,587,910	USD	191,266	Goldman Sachs Bank USA	12/16/2015	—	(4,512)	(4,512)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
NZD	123,711	USD	84,462	State Street Bank and Trust Company	12/16/2015	—	(956)	(956)
SEK	2,084,980	USD	248,530	State Street Bank and Trust Company	12/16/2015	—	(4,238)	(4,238)
USD	84,462	AUD	115,785	State Street Bank and Trust Company	12/16/2015	2,076	—	2,076
USD	426,501	CAD	566,547	Royal Bank of Canada	12/16/2015	—	(6,662)	(6,662)
USD	846,558	EUR	759,020	Deutsche Bank AG London	12/16/2015	11,331	—	11,331
USD	80,000	EUR	72,382	Standard Chartered Bank	12/16/2015	351	—	351
USD	40,000	GBP	26,072	Citibank N.A.	12/16/2015	—	(185)	(185)
USD	180,000	GBP	117,731	State Street Bank and Trust Company	12/16/2015	—	(1,458)	(1,458)
USD	316,394	INR	21,179,420	Royal Bank of Canada	12/16/2015	—	(5,219)	(5,219)
USD	292,005	JPY	34,993,618	Standard Chartered Bank	12/16/2015	1,821	—	1,821
USD	103,502	KRW	123,167,750	State Street Bank and Trust Company	12/16/2015	—	(4,382)	(4,382)
USD	70,000	NOK	592,971	Goldman Sachs Bank USA	12/16/2015	261	—	261
USD	70,000	NOK	598,780	State Street Bank and Trust Company	12/16/2015	—	(423)	(423)
USD	84,462	NZD	134,923	State Street Bank and Trust Company	12/16/2015	—	(6,613)	(6,613)
						$24,116	($46,660)	($22,544)

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	USD	U.S. Dollar
KRW	Korean Won

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q1	10/15
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		12/15

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 10/31/15

Fund's investments	Global Absolute Return Strategies Fund

As of 10-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 11.9%						$1,055,266,027
(Cost $1,107,329,277)
Australia 0.2%						17,810,617
APT Pipelines, Ltd.	1.375		03-22-22	EUR	900,000	947,526
APT Pipelines, Ltd.	2.000		03-22-27	EUR	1,500,000	1,496,597
Australia Pacific Airports Melbourne Pty, Ltd.	1.750		10-15-24	EUR	800,000	873,901
BHP Billiton Finance USA, Ltd.	5.000		09-30-43		4,200,000	4,399,870
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		455,000	452,725
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000		11-12-24	EUR	2,064,000	2,227,185
Origin Energy Finance, Ltd.	3.500		10-04-21	EUR	900,000	987,415
Rio Tinto Finance USA, Ltd.	5.200		11-02-40		868,000	869,989
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	1,660,000	1,877,459
Scentre Group Trust 1	1.500		07-16-20	EUR	1,800,000	2,011,559
Scentre Group Trust 2	3.250		09-11-23	EUR	1,360,000	1,666,391
Austria 0.0%						2,909,602
JBS Investments GmbH (S)	7.250		04-03-24		550,000	565,125
JBS Investments GmbH (S)	7.750		10-28-20		600,000	639,300
UniCredit Bank Austria AG	2.625		01-30-18	EUR	1,500,000	1,705,177
Belgium 0.1%						4,792,080
Belfius Bank SA	1.125		05-22-17	EUR	100,000	111,106
Belfius Bank SA	2.250		09-26-18	EUR	2,300,000	2,641,259
KBC Groep NV (1.875% to 3-11-22, then 5 Year Euro Swap Rate + 1.500%)	1.875		03-11-27	EUR	1,500,000	1,600,519
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	400,000	439,196
Brazil 0.0%						2,737,749
Petrobras Global Finance BV	2.750		01-15-18	EUR	1,300,000	1,272,304
Vale SA	3.750		01-10-23	EUR	380,000	381,956
Vale SA	4.375		03-24-18	EUR	980,000	1,083,489
Canada 0.3%						24,695,252
Air Canada (S)	8.750		04-01-20		1,166,000	1,272,106
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375		05-15-21		640,568	656,582
Cascades, Inc. (S)	5.500		07-15-22		1,170,000	1,137,825
Cascades, Inc. (S)	5.750		07-15-23		260,000	249,600
CHC Helicopter SA	9.250		10-15-20		900,000	513,000
CHC Helicopter SA	9.375		06-01-21		808,516	323,406
First Quantum Minerals, Ltd. (S)	7.000		02-15-21		618,000	457,320
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	583,500
Garda World Security Corp. (S)	7.250		11-15-21		746,000	680,725
Great-West Lifeco, Inc.	2.500		04-18-23	EUR	2,360,000	2,740,486
Mercer International, Inc.	7.000		12-01-19		420,000	428,400
Mercer International, Inc.	7.750		12-01-22		850,000	888,250
New Red Finance, Inc. (S)	6.000		04-01-22		1,070,000	1,118,685
NOVA Chemicals Corp. (S)	5.000		05-01-25		1,010,000	1,010,000
Open Text Corp. (S)	5.625		01-15-23		885,000	893,850
Potash Corp. of Saskatchewan, Inc.	3.000		04-01-25		2,320,000	2,176,854
Rogers Communications, Inc.	5.000		03-15-44		4,340,000	4,435,003
Total Capital Canada, Ltd.	1.125		03-18-22	EUR	1,400,000	1,555,059
TransCanada Pipelines, Ltd.	7.625		01-15-39		2,725,000	3,574,601
Cayman Islands 0.1%						4,210,917
IPIC GMTN, Ltd.	2.375		05-30-18	EUR	700,000	795,912

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Cayman Islands (continued)
IPIC GMTN, Ltd.	5.875		03-14-21	EUR	2,530,000	$3,415,005
Denmark 0.1%						8,386,698
Danske Bank A/S	3.875		02-28-17	EUR	1,349,000	1,554,962
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875		10-04-23	EUR	500,000	586,657
DONG Energy A/S	4.875		12-16-21	EUR	660,000	878,341
DONG Energy A/S	4.875		01-12-32	GBP	1,200,000	2,006,642
DONG Energy A/S	6.500		05-07-19	EUR	800,000	1,053,455
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875		07-08-18	EUR	1,350,000	1,544,307
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250		06-26-23	EUR	636,000	762,334
Finland 0.0%						519,035
Fortum OYJ	4.000		05-24-21	EUR	300,000	376,405
Teollisuuden Voima OYJ	4.625		02-04-19	EUR	120,000	142,630
France 0.9%						80,213,691
Aeroports de Paris	1.500		07-24-23	EUR	500,000	562,291
Aeroports de Paris	1.500		04-07-25	EUR	1,400,000	1,547,157
Alstom SA	3.625		10-05-18	EUR	700,000	830,981
Areva SA	3.250		09-04-20	EUR	400,000	433,187
Arkema SA	1.500		01-20-25	EUR	600,000	639,315
Autoroutes du Sud de la France SA	2.950		01-17-24	EUR	200,000	243,352
Autoroutes du Sud de la France SA	7.375		03-20-19	EUR	750,000	1,009,031
Banque Federative du Credit Mutuel SA	3.000		11-28-23	EUR	500,000	614,606
BNP Paribas SA	2.250		01-13-21	EUR	1,000,000	1,168,924
BNP Paribas SA	2.500		08-23-19	EUR	500,000	588,907
BNP Paribas SA	2.875		11-27-17	EUR	1,600,000	1,853,822
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781		07-02-18	EUR	400,000	496,243
BPCE SA	2.000		04-24-18	EUR	800,000	914,767
BPCE SA	5.150		07-21-24		1,300,000	1,342,085
Casino Guichard Perrachon SA	2.798		08-05-26	EUR	1,000,000	1,072,784
Casino Guichard Perrachon SA	3.311		01-25-23	EUR	1,000,000	1,166,486
Casino Guichard Perrachon SA	4.472		04-04-16	EUR	700,000	782,642
Casino Guichard Perrachon SA	4.726		05-26-21	EUR	1,300,000	1,641,214
Christian Dior SE	4.000		05-12-16	EUR	800,000	896,020
Cie Financiere et Industrielle des Autoroutes SA	5.000		05-24-21	EUR	300,000	399,717
Credit Agricole SA	2.625		03-17-27	EUR	1,100,000	1,156,025
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500		06-23-21	EUR	700,000	775,415
Credit Agricole SA (6.637% to 5-31-17, then 3 month EURIBOR + 1.232%) (Q)	6.637		05-31-17		500,000	512,492
Credit Logement SA (P) (Q)	1.112		12-16-15	EUR	1,450,000	1,310,354
Electricite de France SA (S)	3.625		10-13-25		2,166,000	2,158,631
Electricite de France SA	4.625		04-26-30	EUR	950,000	1,338,950
Electricite de France SA	5.625		02-21-33	EUR	790,000	1,230,507
Electricite de France SA	6.125		06-02-34	GBP	850,000	1,591,256
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125		01-22-22	EUR	1,400,000	1,555,421
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000		01-22-26	EUR	1,400,000	1,585,566
Engie SA	1.375		05-19-20	EUR	500,000	569,590
Engie SA (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.650%) (Q)	3.875		06-02-24	EUR	900,000	995,605
Eutelsat SA	2.625		01-13-20	EUR	2,800,000	3,266,222
Eutelsat SA	5.000		01-14-19	EUR	100,000	124,385
Holding d'Infrastructures de Transport SAS	2.250		03-24-25	EUR	1,200,000	1,320,137

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
France (continued)
Infra Foch SAS	1.250		10-16-20	EUR	1,500,000	$1,657,282
Infra Foch SAS	2.125		04-16-25	EUR	500,000	551,699
Ingenico Group SA	2.500		05-20-21	EUR	1,400,000	1,556,487
Klepierre	1.000		04-17-23	EUR	1,100,000	1,161,332
Lafarge SA	4.750		09-30-20	EUR	810,000	1,037,822
Lagardere SCA	4.125		10-31-17	EUR	900,000	1,039,677
Legrand SA	4.375		03-21-18	EUR	600,000	720,336
Mercialys SA	1.787		03-31-23	EUR	1,400,000	1,496,872
Numericable-SFR SAS	5.375		05-15-22	EUR	200,000	227,611
Numericable-SFR SAS	5.625		05-15-24	EUR	250,000	281,311
Numericable-SFR SAS (S)	6.000		05-15-22		850,000	852,125
Numericable-SFR SAS (S)	6.250		05-15-24		1,175,000	1,175,000
Orange SA	3.875		04-09-20	EUR	620,000	774,458
Orange SA	3.875		01-14-21	EUR	1,300,000	1,647,154
Orange SA	8.125		01-28-33	EUR	790,000	1,467,744
Orange SA	9.000		03-01-31		3,030,000	4,406,071
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000		10-01-26	EUR	1,850,000	2,121,234
Pernod Ricard SA	5.000		03-15-17	EUR	1,100,000	1,284,974
RCI Banque SA	1.750		07-06-16	EUR	540,000	599,039
RCI Banque SA	4.250		04-27-17	EUR	780,000	903,265
Renault SA	4.625		09-18-17	EUR	600,000	705,498
Sanofi	2.500		11-14-23	EUR	700,000	848,310
SGD Group SAS	5.625		05-15-19	EUR	580,000	652,382
Societe Des Autoroutes Paris-Rhin-Rhone	1.125		01-15-21	EUR	1,800,000	1,985,319
Societe Des Autoroutes Paris-Rhin-Rhone	1.875		01-15-25	EUR	900,000	1,003,070
Societe Des Autoroutes Paris-Rhin-Rhone	4.875		01-21-19	EUR	400,000	498,554
Societe Fonciere Lyonnaise SA	1.875		11-26-21	EUR	600,000	661,875
Societe Fonciere Lyonnaise SA	3.500		11-28-17	EUR	300,000	347,189
Societe Fonciere Lyonnaise SA	4.625		05-25-16	EUR	300,000	337,733
Societe Generale SA	4.000		06-07-23	EUR	400,000	479,878
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500		09-16-26	EUR	1,500,000	1,626,485
Societe Generale SA (6.750% to 4-7-21, then 5 Year U.S. Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	460,000	513,195
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		750,000	789,500
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375		09-04-19	EUR	500,000	672,405
SPCM SA	2.875		06-15-23	EUR	575,000	603,271
SPCM SA (S)	6.000		01-15-22		1,050,000	1,055,250
Suez Environnement Company	1.750		09-10-25	EUR	700,000	780,205
Total SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250		02-26-21	EUR	1,400,000	1,471,761
Transport et Infrastructures Gaz France SA	2.200		08-05-25	EUR	1,300,000	1,444,541
Vinci SA (6.250% to 11-13-15, then 3 month EURIBOR + 3.750%) (Q)	6.250		11-13-15	EUR	450,000	495,534
WPP Finance SA	2.250		09-22-26	EUR	527,000	586,156
Germany 0.3%						29,567,154
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250		03-18-26	EUR	1,250,000	1,441,658
Allianz SE (2.241% to 7-7-25, then 3 month EURIBOR + 2.650%)	2.241		07-07-45	EUR	2,400,000	2,396,469
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR ISDAFIX + 3.200%) (Q)	3.375		09-18-24	EUR	1,400,000	1,527,114
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750		10-24-23	EUR	2,600,000	3,104,052
Commerzbank AG	7.750		03-16-21	EUR	1,500,000	1,996,487
Deutsche Bank AG	1.250		09-08-21	EUR	1,100,000	1,211,401
HeidelbergCement Finance Luxembourg SA	6.750		12-15-15	EUR	730,000	808,727

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany (continued)
HeidelbergCement Finance Luxembourg SA	7.500		04-03-20	EUR	1,110,000	$1,504,526
Henkel AG & Company KGaA (5.375% to 11-25-15, then 3 month EURIBOR + 2.850%)	5.375		11-25-04	EUR	630,000	694,671
Muenchener Rueckversicherungs AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250		05-26-42	EUR	500,000	674,726
Unitymedia Hessen GmbH & Company KG	4.000		01-15-25	EUR	900,000	989,771
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	90,000	105,642
Volkswagen International Finance NV	0.875		01-16-23	EUR	2,523,000	2,535,654
Volkswagen International Finance NV	1.625		01-16-30	EUR	166,000	158,057
Volkswagen International Finance NV	2.000		03-26-21	EUR	718,000	796,552
Volkswagen International Finance NV	3.250		01-21-19	EUR	600,000	693,342
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500		03-20-30	EUR	2,452,000	2,236,818
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year U.S. Swap Rate + 2.534%) (Q)	3.750		03-24-21	EUR	1,550,000	1,574,364
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875		09-04-18	EUR	390,000	415,581
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	1,733,000	1,801,180
Volkswagen Leasing GmbH	2.625		01-15-24	EUR	1,464,000	1,640,133
Volkswagen Leasing GmbH	3.250		05-10-18	EUR	1,100,000	1,260,229
Guernsey, Channel Islands 0.0%						2,073,856
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875		02-24-41		2,000,000	2,073,856
Hong Kong 0.0%						3,607,566
Hutchison Whampoa Finance 14, Ltd.	1.375		10-31-21	EUR	3,300,000	3,607,566
Ireland 0.4%						35,787,043
Actavis Funding SCS	4.750		03-15-45		3,010,000	2,894,497
AerCap Ireland Capital, Ltd.	4.250		07-01-20		739,000	756,551
AerCap Ireland Capital, Ltd.	5.000		10-01-21		1,363,000	1,424,335
Aquarius & Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250		10-02-43	EUR	137,000	165,115
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		560,000	580,184
Ardagh Packaging Finance PLC	4.250		01-15-22	EUR	400,000	444,206
Ardagh Packaging Finance PLC (S)	7.000		11-15-20		70,588	70,765
Ardagh Packaging Finance PLC (S)	9.125		10-15-20		505,000	529,624
Bank of Ireland	1.250		04-09-20	EUR	1,500,000	1,660,778
Bank of Ireland	2.000		05-08-17	EUR	3,100,000	3,478,564
Bank of Ireland	3.250		01-15-19	EUR	300,000	353,756
Bank of Ireland Mortgage Bank	3.125		11-20-15	EUR	540,000	594,467
Cloverie PLC	1.750		09-16-24	EUR	400,000	441,781
ESB Finance, Ltd.	2.125		06-08-27	EUR	2,000,000	2,243,271
ESB Finance, Ltd.	3.494		01-12-24	EUR	500,000	633,545
ESB Finance, Ltd.	4.375		11-21-19	EUR	1,100,000	1,387,847
ESB Finance, Ltd.	6.250		09-11-17	EUR	464,000	565,378
FCA Capital Ireland PLC	2.000		10-23-19	EUR	1,500,000	1,670,119
FCA Capital Ireland PLC	2.875		01-26-18	EUR	400,000	455,489
FCA Capital Ireland PLC	4.000		10-17-18	EUR	750,000	886,698
Fly Leasing, Ltd.	6.375		10-15-21		1,355,000	1,395,650
GAS Networks Ireland	3.625		12-04-17	EUR	450,000	528,027
GE Capital European Funding	0.800		01-21-22	EUR	4,373,000	4,732,374

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
GE Capital European Funding	2.625		03-15-23	EUR	400,000	$482,770
GE Capital European Funding	3.625		06-15-17	EUR	532,000	617,124
GE Capital European Funding	4.625		02-22-27	EUR	500,000	715,787
GE Capital International Funding Company (S)	4.418		11-15-35		3,082,000	3,192,419
Smurfit Kappa Acquisitions	4.125		01-30-20	EUR	615,000	739,636
Swisscom AG	2.000		09-30-20	EUR	1,100,000	1,281,475
Willow No. 2 Ireland PLC	3.375		06-27-22	EUR	700,000	864,811
Israel 0.0%						3,337,549
Teva Pharmaceutical Finance IV BV	2.875		04-15-19	EUR	1,700,000	1,982,379
Teva Pharmaceutical Finance Netherlands II BV	1.250		03-31-23	EUR	1,300,000	1,355,170
Italy 0.3%						22,333,880
2i Rete Gas SpA	1.125		01-02-20	EUR	2,400,000	2,648,063
Assicurazioni Generali SpA	5.125		09-16-24	EUR	800,000	1,117,870
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750		12-12-42	EUR	1,800,000	2,402,710
Edison SpA	3.875		11-10-17	EUR	1,020,000	1,196,512
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000		01-15-75	EUR	1,080,000	1,247,261
Eni SpA	4.000		06-29-20	EUR	100,000	126,133
Eni SpA (S)	5.700		10-01-40		300,000	293,269
Intesa Sanpaolo SpA	1.125		03-04-22	EUR	700,000	750,498
Intesa Sanpaolo SpA	2.000		06-18-21	EUR	1,200,000	1,361,783
Intesa Sanpaolo SpA	3.000		01-28-19	EUR	1,100,000	1,292,198
Intesa Sanpaolo SpA	3.928		09-15-26	EUR	1,000,000	1,138,972
Intesa Sanpaolo SpA	4.000		11-09-17	EUR	100,000	117,633
Intesa Sanpaolo SpA	4.125		01-14-16	EUR	100,000	110,793
Intesa Sanpaolo SpA	4.125		09-19-16	EUR	200,000	227,172
Intesa Sanpaolo SpA	4.375		10-15-19	EUR	1,200,000	1,492,013
Intesa Sanpaolo SpA	5.000		02-28-17	EUR	2,300,000	2,682,068
Intesa Sanpaolo SpA	6.625		09-13-23	EUR	530,000	708,709
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q) (S)	7.700		09-17-25		450,000	455,666
UniCredit SpA	5.650		08-24-18	EUR	900,000	1,108,732
UniCredit SpA	5.650		07-24-18	EUR	1,500,000	1,855,825
Jamaica 0.0%						1,856,445
Digicel Group, Ltd. (S)	8.250		09-30-20		1,157,000	1,023,945
Digicel, Ltd. (S)	6.750		03-01-23		925,000	832,500
Japan 0.0%						2,803,035
Sumitomo Mitsui Banking Corp.	1.000		01-19-22	EUR	2,600,000	2,803,035
Jersey, Channel Islands 0.0%						3,940,837
AA Bond Company, Ltd.	4.720		07-31-18	GBP	1,100,000	1,776,367
CPUK Finance, Ltd.	7.000		08-28-20	GBP	600,000	937,673
ProSecure Funding LP	4.668		06-30-16	EUR	1,100,000	1,226,797
Luxembourg 0.2%						16,663,491
Altice Financing SA	5.250		02-15-23	EUR	450,000	499,853
Altice Luxembourg SA	7.250		05-15-22	EUR	320,000	341,344
Altice Luxembourg SA (S)	7.750		05-15-22		1,105,000	1,063,563
Ardagh Finance Holdings SA, PIK	8.375		06-15-19	EUR	175,000	200,092
Bilbao Luxembourg SA, PIK	10.688		12-01-18	EUR	481,996	545,398
Cabot Financial Luxembourg SA	6.500		04-01-21	GBP	100,000	148,483
Cabot Financial Luxembourg SA	8.375		08-01-20	GBP	250,000	397,846

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
CNH Industrial Finance Europe SA	2.750		03-18-19	EUR	900,000	$974,298
GELF Bond Issuer I SA	1.750		11-22-21	EUR	1,750,000	1,902,552
Glencore Finance Europe SA	1.250		03-17-21	EUR	700,000	589,177
Glencore Finance Europe SA	2.750		04-01-21	EUR	110,000	99,398
Glencore Finance Europe SA	3.375		09-30-20	EUR	1,600,000	1,513,358
Glencore Finance Europe SA	5.250		03-22-17	EUR	1,200,000	1,311,074
INEOS Group Holdings SA	5.750		02-15-19	EUR	350,000	383,652
INEOS Group Holdings SA (S)	5.875		02-15-19		520,000	519,350
INEOS Group Holdings SA (S)	6.125		08-15-18		545,000	549,088
KBC IFIMA SA	4.500		03-27-17	EUR	1,840,000	2,143,032
Prologis International Funding II SA	2.750		10-23-18	EUR	300,000	346,509
Prologis International Funding II SA	2.875		04-04-22	EUR	1,475,000	1,715,991
Wind Acquisition Finance SA	4.000		07-15-20	EUR	400,000	445,840
Wind Acquisition Finance SA (S)	6.500		04-30-20		600,000	633,000
Wind Acquisition Finance SA	7.000		04-23-21	EUR	300,000	340,593
Marshall Islands 0.0%						719,100
Millennium Offshore Services Superholdings LLC (S)	9.500		02-15-18		799,000	719,100
Mexico 0.2%						13,843,474
America Movil SAB de CV	3.000		07-12-21	EUR	1,660,000	1,987,761
America Movil SAB de CV	4.125		10-25-19	EUR	400,000	493,979
America Movil SAB de CV	4.750		06-28-22	EUR	600,000	794,525
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125		09-06-73	EUR	900,000	1,040,464
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375		09-06-73	EUR	600,000	729,035
Cemex SAB de CV (S)	7.250		01-15-21		375,000	384,375
Grupo Televisa SAB	5.000		05-13-45		2,380,000	2,148,890
Mexichem SAB de CV (S)	5.875		09-17-44		2,490,000	2,225,438
Petroleos Mexicanos	3.125		11-27-20	EUR	2,000,000	2,198,645
Petroleos Mexicanos	5.500		01-09-17	EUR	630,000	726,012
Petroleos Mexicanos	6.375		08-05-16	EUR	973,000	1,114,350
Netherlands 0.9%						81,962,944
Achmea BV	2.500		11-19-20	EUR	2,460,000	2,864,326
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250		11-27-18	EUR	1,000,000	1,138,073
BAT Netherlands Finance BV	3.125		03-06-29	EUR	1,120,000	1,387,133
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	2,975,000	3,488,550
BMW Finance NV	2.625		01-17-24	EUR	600,000	724,548
Coca-Cola HBC Finance BV	4.250		11-16-16	EUR	238,000	272,069
Conti-Gummi Finance BV	2.500		03-20-17	EUR	250,000	282,842
Deutsche Telekom International Finance BV (S)	4.875		03-06-42		868,000	897,553
Deutsche Telekom International Finance BV	8.750		06-15-30		1,200,000	1,702,513
EDP Finance BV	2.625		01-18-22	EUR	1,000,000	1,118,358
EDP Finance BV	4.125		01-20-21	EUR	710,000	856,512
EDP Finance BV	4.875		09-14-20	EUR	190,000	237,216
Enel Finance International NV	1.966		01-27-25	EUR	1,879,000	2,128,437
Enel Finance International NV	5.000		09-14-22	EUR	900,000	1,236,589
Enel Finance International NV (S)	6.800		09-15-37		3,420,000	4,287,052
Fresenius Finance BV	3.000		02-01-21	EUR	700,000	820,193
Gas Natural Fenosa Finance BV	3.875		04-11-22	EUR	600,000	759,336
Gas Natural Fenosa Finance BV (4.125% to 11-18-22, then 8 Year Euro Swap Rate + 3.353%) (Q)	4.125		11-18-22	EUR	900,000	970,153

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Netherlands (continued)
General Motors Financial International BV	0.850		02-23-18	EUR	1,900,000	$2,075,655
General Motors Financial International BV	1.875		10-15-19	EUR	600,000	670,479
Iberdrola International BV	3.000		01-31-22	EUR	900,000	1,098,539
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500		11-21-23	EUR	785,000	911,697
InterXion Holding NV	6.000		07-15-20	EUR	475,000	553,883
JAB Holdings BV	1.500		11-24-21	EUR	1,400,000	1,524,018
JAB Holdings BV	2.125		09-16-22	EUR	900,000	1,001,000
Koninklijke KPN NV	7.500		02-04-19	EUR	1,078,000	1,439,435
LeasePlan Corp. NV	2.375		04-23-19	EUR	730,000	827,709
LGE HoldCo VI BV	7.125		05-15-24	EUR	560,000	668,869
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375		07-14-66	EUR	1,020,000	1,170,416
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500		01-15-26	EUR	1,200,000	1,307,391
Playa Resorts Holding BV (S)	8.000		08-15-20		880,000	893,200
Portugal Telecom International Finance BV	5.875		04-17-18	EUR	300,000	267,152
Rabobank Nederland NV	3.375		05-21-25		985,000	984,227
Rabobank Nederland NV	4.375		08-04-25		3,586,000	3,660,198
Rabobank Nederland NV (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	3,830,000	4,240,056
Roche Finance Europe BV	0.875		02-25-25	EUR	1,500,000	1,609,931
RWE Finance BV	6.500		08-10-21	EUR	320,000	447,570
Samvardhana Motherson Automotive Systems Group BV	4.125		07-15-21	EUR	600,000	638,678
Schaeffler Finance BV	4.250		05-15-18	EUR	520,000	583,544
Schaeffler Finance BV (S)	4.750		05-15-23		675,000	680,063
Shell International Finance BV	1.625		01-20-27	EUR	700,000	760,563
Shell International Finance BV	4.125		05-11-35		5,473,000	5,474,598
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		1,487,000	1,502,609
Siemens Financieringsmaatschappij NV (S)	6.125		08-17-26		1,240,000	1,538,550
Swiss Reinsurance Company (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600		09-01-25	EUR	1,300,000	1,306,979
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252		05-25-16	EUR	250,000	280,012
Telefonica Europe BV	5.875		02-14-33	EUR	230,000	345,576
Telefonica Europe BV	8.250		09-15-30		3,310,000	4,355,728
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	4,300,000	4,771,507
Telefonica Europe BV (5.000% to 3-31-20, then 6 Year Euro Swap Rate + 3.804%) (Q)	5.000		03-31-20	EUR	300,000	336,085
Urenco Finance NV	2.375		12-02-24	EUR	1,100,000	1,178,009
Vonovia Finance BV	2.125		07-25-16	EUR	1,300,000	1,447,315
Vonovia Finance BV	3.125		07-25-19	EUR	1,100,000	1,300,277
Vonovia Finance BV	3.625		10-08-21	EUR	1,100,000	1,349,806
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	2,600,000	2,802,083
Vonovia Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625		04-08-74	EUR	700,000	788,084
Norway 0.1%						5,393,865
DNB Bank ASA	4.375		02-24-21	EUR	610,000	790,171
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000		09-26-23	EUR	540,000	621,067
Lock Lower Holding AS	9.000		08-15-22	EUR	325,000	370,721
Silk Bidco AS	7.500		02-01-22	EUR	650,000	753,348
Statkraft AS	2.500		11-28-22	EUR	1,304,000	1,550,858
Statkraft AS	6.625		04-02-19	EUR	990,000	1,307,700

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Spain 0.2%						$14,601,263
Amadeus Capital Markets SA	4.875		07-15-16	EUR	1,130,000	1,280,790
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (Q)	6.750		02-18-20	EUR	1,000,000	1,080,644
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	2,100,000	2,399,292
Enagas Financiaciones SAU	1.250		02-06-25	EUR	1,400,000	1,476,691
Ferrovial Emisiones SA	3.375		01-30-18	EUR	1,100,000	1,282,780
Gas Natural Capital Markets SA	6.000		01-27-20	EUR	1,100,000	1,465,524
Inmobiliaria Colonial SA	1.863		06-05-19	EUR	1,200,000	1,326,866
Telefonica Emisiones SAU	3.661		09-18-17	EUR	850,000	989,424
Telefonica Emisiones SAU	3.987		01-23-23	EUR	100,000	124,972
Telefonica Emisiones SAU	4.710		01-20-20	EUR	600,000	757,243
Telefonica Emisiones SAU	4.750		02-07-17	EUR	300,000	348,145
Telefonica Emisiones SAU	4.967		02-03-16	EUR	1,100,000	1,224,034
Telefonica Emisiones SAU	5.811		09-05-17	EUR	700,000	844,858
Sweden 0.0%						3,050,953
Auris Luxembourg II SA	8.000		01-15-23	EUR	500,000	597,084
Investor AB	3.250		09-17-18	EUR	550,000	653,784
Nordea Bank AB	4.000		06-29-20	EUR	410,000	519,626
Svenska Handelsbanken AB	4.375		10-20-21	EUR	570,000	749,761
Vattenfall AB (3.000% to 3-19-27, then 5 Year Euro Swap Rate + 2.511%)	3.000		03-19-77	EUR	583,000	530,698
Switzerland 0.1%						12,103,048
Credit Suisse AG	0.500		03-29-18	EUR	2,050,000	2,258,882
Credit Suisse AG	0.625		11-20-18	EUR	1,700,000	1,877,795
Credit Suisse AG	1.125		09-15-20	EUR	1,600,000	1,784,240
UBS AG	0.500		05-15-18	EUR	2,000,000	2,205,828
UBS AG	6.000		04-18-18	EUR	310,000	387,708
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	3,050,000	3,588,595
United Arab Emirates 0.0%						278,475
Glencore Finance Dubai, Ltd.	1.750		05-19-16	EUR	260,000	278,475
United Kingdom 1.4%						120,375,813
Abbey National Treasury Services PLC	0.875		01-13-20	EUR	1,700,000	1,871,763
Abbey National Treasury Services PLC	1.125		01-14-22	EUR	2,100,000	2,294,029
Abbey National Treasury Services PLC	1.750		01-15-18	EUR	280,000	317,022
Abbey National Treasury Services PLC	2.000		01-14-19	EUR	800,000	916,863
Abbey National Treasury Services PLC	2.625		07-16-20	EUR	1,240,000	1,468,718
Abbey National Treasury Services PLC	3.875		10-15-29	GBP	1,200,000	1,914,138
Abbey National Treasury Services PLC	4.000		03-13-24		2,063,000	2,162,183
Anglo American Capital PLC	1.750		04-03-18	EUR	500,000	504,448
Anglo American Capital PLC	2.750		06-07-19	EUR	2,500,000	2,479,714
Anglo American Capital PLC	3.250		04-03-23	EUR	850,000	758,103
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	395,000	661,449
Aspire Defence Finance PLC	4.674		03-31-40	GBP	732,518	1,263,228
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375		12-04-45	EUR	700,000	736,008
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875		07-03-44	EUR	400,000	447,592
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125		07-05-43	EUR	1,110,000	1,446,441
Babcock International Group PLC	1.750		10-06-22	EUR	1,404,000	1,545,647
Barclays Bank PLC	7.625		11-21-22		730,000	833,569
Barclays Bank PLC	10.000		05-21-21	GBP	210,000	415,426
Barclays PLC	3.650		03-16-25		3,250,000	3,143,153
BIBBY Offshore Services PLC	7.500		06-15-21	GBP	425,000	504,486

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
BP Capital Markets PLC	1.109		02-16-23	EUR	1,150,000	$1,241,582
BP Capital Markets PLC	1.573		02-16-27	EUR	950,000	1,006,846
BP Capital Markets PLC	2.213		09-25-26	EUR	525,000	595,938
Brambles Finance PLC	4.625		04-20-18	EUR	530,000	640,410
British Telecommunications PLC	9.625		12-15-30		2,738,000	4,130,320
Centrica PLC (3.000% to 4-10-21, then 5 Year Euro Swap Rate + 2.687%)	3.000		04-10-76	EUR	1,400,000	1,468,305
Coventry Building Society	2.250		12-04-17	EUR	1,480,000	1,686,243
Coventry Building Society	2.500		11-18-20	EUR	1,400,000	1,644,333
Eversholt Funding PLC	6.359		12-02-25	GBP	600,000	1,142,919
Experian Finance PLC	4.750		02-04-20	EUR	1,540,000	1,961,452
FCE Bank PLC	1.875		04-18-19	EUR	2,400,000	2,710,822
FCE Bank PLC	1.875		06-24-21	EUR	2,650,000	2,971,449
FCE Bank PLC	2.875		10-03-17	EUR	470,000	538,508
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23		990,000	990,000
Fiat Chrysler Finance Europe	4.750		07-15-22	EUR	330,000	384,596
Fiat Chrysler Finance Europe	6.750		10-14-19	EUR	600,000	752,096
Fiat Chrysler Finance Europe	7.000		03-23-17	EUR	1,200,000	1,404,387
FirstGroup PLC	8.125		09-19-18	GBP	270,000	476,376
G4S International Finance PLC	2.625		12-06-18	EUR	400,000	463,150
G4S International Finance PLC	2.875		05-02-17	EUR	881,000	1,000,151
Grainger PLC	5.000		12-16-20	GBP	525,000	843,313
Hammerson PLC	2.000		07-01-22	EUR	1,300,000	1,449,439
Hammerson PLC	2.750		09-26-19	EUR	760,000	890,670
Heathrow Finance PLC	7.125		03-01-17	GBP	1,480,000	2,404,094
Heathrow Funding, Ltd.	1.875		05-23-22	EUR	700,000	804,174
Heathrow Funding, Ltd.	4.125		10-12-16	EUR	1,000,000	1,138,249
Heathrow Funding, Ltd.	4.375		01-25-17	EUR	560,000	645,476
Heathrow Funding, Ltd.	4.600		02-15-18	EUR	1,260,000	1,513,179
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	1,100,000	2,210,807
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	380,000	438,504
Imperial Tobacco Finance PLC	2.250		02-26-21	EUR	1,000,000	1,156,626
Imperial Tobacco Finance PLC	3.375		02-26-26	EUR	900,000	1,095,025
Imperial Tobacco Finance PLC	5.000		12-02-19	EUR	1,420,000	1,821,542
Imperial Tobacco Finance PLC	8.375		02-17-16	EUR	525,000	590,906
Jaguar Land Rover Automotive PLC	3.875		03-01-23	GBP	1,360,000	1,975,870
Jaguar Land Rover Automotive PLC	5.000		02-15-22	GBP	375,000	595,586
Jaguar Land Rover Automotive PLC (S)	5.625		02-01-23		150,000	154,500
LBG Capital No.2 PLC	15.000		12-21-19	EUR	1,495,000	2,404,312
Leeds Building Society	1.375		05-05-22	EUR	1,300,000	1,399,406
Leeds Building Society	2.625		04-01-21	EUR	1,720,000	1,999,169
Lloyds Bank PLC	3.500		05-14-25		2,170,000	2,174,082
Lloyds Bank PLC	6.500		09-17-40	GBP	600,000	1,262,059
Lloyds Bank PLC	6.500		03-24-20	EUR	1,420,000	1,888,584
Lloyds Bank PLC	9.625		04-06-23	GBP	400,000	821,548
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750		07-09-25	GBP	500,000	826,961
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) (Q)	7.000		06-27-19	GBP	325,000	513,543
Mondi Finance PLC	3.375		09-28-20	EUR	850,000	1,031,182
Mondi Finance PLC	5.750		04-03-17	EUR	310,000	365,763
Motability Operations Group PLC	1.625		06-09-23	EUR	1,500,000	1,698,336
Motability Operations Group PLC	3.250		11-30-18	EUR	1,530,000	1,831,235

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
National Grid PLC	5.000		07-02-18	EUR	861,000	$1,060,752
Nationwide Building Society (S)	3.900		07-21-25		2,120,000	2,196,256
Nationwide Building Society	6.750		07-22-20	EUR	450,000	610,259
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	980,000	1,132,359
Provident Financial PLC	8.000		10-23-19	GBP	610,000	1,065,097
Rentokil Initial PLC	3.250		10-07-21	EUR	1,200,000	1,446,713
Rio Tinto Finance USA PLC	4.750		03-22-42		880,000	846,481
SSE PLC	1.750		09-08-23	EUR	1,150,000	1,286,795
SSE PLC (2.375% to 4-1-21, then 5 Year Euro Swap Rate + 1.989%) (Q)	2.375		04-01-21	EUR	1,100,000	1,155,405
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625		10-01-17	EUR	760,000	889,627
Tesco Corporate Treasury Services PLC	1.375		07-01-19	EUR	350,000	376,633
Tesco PLC	3.375		11-02-18	EUR	1,000,000	1,149,025
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		896,000	927,360
The Royal Bank of Scotland PLC	1.625		06-25-19	EUR	1,600,000	1,786,735
The Royal Bank of Scotland PLC	4.875		01-20-17	EUR	350,000	405,865
The Royal Bank of Scotland PLC	5.375		09-30-19	EUR	164,000	211,905
The Royal Bank of Scotland PLC	6.934		04-09-18	EUR	642,000	792,445
The Royal Bank of Scotland PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625		03-25-24	EUR	760,000	858,232
The Royal Bank of Scotland PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625		09-22-21	EUR	1,374,000	1,534,981
Thomas Cook Group PLC	7.750		06-22-17	GBP	475,000	771,555
United Utilities Water, Ltd.	4.250		01-24-20	EUR	1,500,000	1,891,242
Virgin Media Finance PLC (S)	6.000		10-15-24		900,000	906,750
Virgin Media Secured Finance PLC	6.000		04-15-21	GBP	585,000	952,576
Vodafone Group PLC	4.650		01-20-22	EUR	400,000	525,877
WPP Finance 2010	5.625		11-15-43		2,000,000	2,073,606
Yorkshire Building Society	2.125		03-18-19	EUR	2,350,000	2,683,279
United States 6.1%						534,690,595
21st Century Fox America, Inc.	4.750		09-15-44		2,210,000	2,221,720
A Schulman, Inc. (S)	6.875		06-01-23		731,000	725,518
ACE INA Holdings, Inc.	4.350		11-03-45		965,000	979,888
Affinia Group, Inc.	7.750		05-01-21		1,010,000	1,047,875
Ahern Rentals, Inc. (S)	7.375		05-15-23		900,000	837,000
AK Steel Corp.	7.625		10-01-21		800,000	384,080
Alcoa, Inc.	5.125		10-01-24		94,000	93,178
Alcoa, Inc.	5.900		02-01-27		1,216,000	1,232,720
Aleris International, Inc.	7.875		11-01-20		662,000	622,280
Allegiant Travel Company	5.500		07-15-19		381,000	389,001
Altria Group, Inc.	5.375		01-31-44		4,010,000	4,379,658
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		752,170	760,632
American Airlines 2015-2 Class AA Pass Through Trust	3.600		09-22-27		947,000	959,311
American International Group, Inc.	4.500		07-16-44		4,420,000	4,333,642
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875		03-15-67	EUR	300,000	338,142
Amgen, Inc.	3.125		05-01-25		1,478,000	1,419,850
Amgen, Inc.	4.375		12-05-18	EUR	2,630,000	3,230,977
Amsurg Corp.	5.625		07-15-22		930,000	913,725
Anadarko Petroleum Corp.	6.450		09-15-36		2,950,000	3,321,850
Anthem, Inc.	3.500		08-15-24		3,290,000	3,276,047
Approach Resources, Inc.	7.000		06-15-21		370,000	207,200

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Asbury Automotive Group, Inc. (S)	6.000		12-15-24		210,000	$222,075
Asbury Automotive Group, Inc.	6.000		12-15-24		660,000	697,950
Ashland, Inc.	4.750		08-15-22		890,000	890,490
AT&T, Inc.	1.450		06-01-22	EUR	3,500,000	3,876,587
AT&T, Inc.	2.400		03-15-24	EUR	289,000	334,714
AT&T, Inc.	2.650		12-17-21	EUR	800,000	956,135
AT&T, Inc.	3.400		05-15-25		5,550,000	5,387,951
AT&T, Inc.	3.550		12-17-32	EUR	380,000	461,167
Avis Budget Car Rental LLC	5.500		04-01-23		1,255,000	1,300,494
Bank of America Corp. (P)	0.800		03-28-18	EUR	850,000	926,244
Bank of America Corp.	1.375		09-10-21	EUR	1,900,000	2,100,207
Bank of America Corp.	1.625		09-14-22	EUR	1,800,000	2,000,267
Bank of America Corp.	2.500		07-27-20	EUR	1,040,000	1,220,195
Bank of America Corp.	4.750		04-03-17	EUR	1,400,000	1,635,875
Bank of America Corp.	5.875		02-07-42		4,195,000	4,947,797
Bank of America Corp.	7.750		05-14-38		3,120,000	4,349,227
Baxalta, Inc. (S)	5.250		06-23-45		4,210,000	4,316,564
Berry Plastics Corp. (S)	6.000		10-15-22		1,120,000	1,170,400
Blue Coat Holdings, Inc. (S)	8.375		06-01-23		1,450,000	1,500,750
Boston Scientific Corp.	3.850		05-15-25		2,850,000	2,834,214
Brixmor Operating Partnership LP	3.850		02-01-25		2,250,000	2,189,297
Burlington Northern Santa Fe LLC	4.150		04-01-45		4,720,000	4,444,192
BWAY Holding Company (S)	9.125		08-15-21		990,000	962,775
Calpine Corp. (S)	7.875		01-15-23		900,000	966,375
Cardinal Health, Inc.	4.900		09-15-45		1,141,000	1,165,837
Casella Waste Systems, Inc.	7.750		02-15-19		1,979,000	2,008,685
CCM Merger, Inc. (S)	9.125		05-01-19		1,761,000	1,866,660
CCO Holdings LLC (S)	5.125		05-01-23		744,000	747,720
CCO Holdings LLC	5.750		01-15-24		455,000	461,825
CCO Safari II LLC (S)	6.384		10-23-35		866,000	892,830
Celgene Corp.	5.000		08-15-45		2,150,000	2,159,492
Cemex Finance LLC (S)	9.375		10-12-22		1,320,000	1,435,500
CenturyLink, Inc.	5.625		04-01-20		1,096,000	1,097,249
CenturyLink, Inc.	7.600		09-15-39		1,300,000	1,111,500
Chaparral Energy, Inc.	8.250		09-01-21		675,000	226,125
Citigroup, Inc.	1.375		10-27-21	EUR	600,000	663,858
Citigroup, Inc. (P)	1.376		02-10-19	EUR	1,550,000	1,698,656
Citigroup, Inc.	1.750		01-28-25	EUR	448,000	488,348
Citigroup, Inc.	5.000		08-02-19	EUR	620,000	791,306
Citigroup, Inc.	5.500		09-13-25		3,970,000	4,349,969
Citigroup, Inc.	7.375		09-04-19	EUR	2,000,000	2,757,732
Citigroup, Inc.	8.125		07-15-39		2,940,000	4,297,004
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		770,000	798,875
Cloud Peak Energy Resources LLC	6.375		03-15-24		869,000	412,775
Comcast Corp.	3.375		08-15-25		1,300,000	1,323,608
Comcast Corp.	4.750		03-01-44		4,150,000	4,376,640
CommScope Technologies Finance LLC (S)	6.000		06-15-25		1,129,000	1,145,935
Community Health Systems, Inc.	5.125		08-01-21		885,000	913,763
Crestwood Midstream Partners LP (S)	6.250		04-01-23		1,175,000	998,750
CRH America, Inc. (S)	5.125		05-18-45		2,140,000	2,214,292
Crown Americas LLC	6.250		02-01-21		100,000	103,875
CVS Health Corp.	5.125		07-20-45		4,010,000	4,304,250

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Daimler Finance North America LLC	8.500		01-18-31		3,020,000	$4,368,122
DIRECTV Holdings LLC	2.750		05-19-23	EUR	1,030,000	1,206,820
DIRECTV Holdings LLC	5.150		03-15-42		3,430,000	3,267,027
DISH DBS Corp.	6.750		06-01-21		800,000	832,000
DJO Finco, Inc. (S)	8.125		06-15-21		1,420,000	1,409,350
Dollar Tree, Inc. (S)	5.250		03-01-20		794,000	827,745
Dollar Tree, Inc. (S)	5.750		03-01-23		605,000	637,519
Dominion Resources, Inc.	7.000		06-15-38		1,140,000	1,415,836
DR Horton, Inc.	4.000		02-15-20		427,000	439,810
DR Horton, Inc.	4.375		09-15-22		1,111,000	1,133,220
Dr. Pepper Snapple Group, Inc.	3.400		11-15-25		1,010,000	1,003,263
Duke Energy Progress LLC	3.250		08-15-25		1,084,000	1,104,665
Duke Energy Progress LLC	4.200		08-15-45		4,290,000	4,356,233
Eastman Chemical Company	4.650		10-15-44		2,260,000	2,118,359
Eli Lilly & Company	2.750		06-01-25		991,000	984,414
EMD Finance LLC (S)	3.250		03-19-25		4,357,000	4,214,578
Endo Finance LLC (S)	5.750		01-15-22		750,000	733,125
Endo Finance LLC (S)	6.000		07-15-23		245,000	245,000
Endo Finance LLC (S)	7.250		12-15-20		375,000	387,656
Energy Transfer Equity LP	5.500		06-01-27		1,123,000	999,647
Energy Transfer Partners LP	6.125		12-15-45		2,300,000	2,066,430
Ensemble S Merger Sub, Inc. (S)	9.000		09-30-23		540,000	544,725
Enterprise Products Operating LLC	4.900		05-15-46		3,470,000	3,184,134
EOG Resources, Inc.	3.150		04-01-25		558,000	553,466
EOG Resources, Inc.	3.900		04-01-35		2,192,000	2,112,121
EP Energy LLC	7.750		09-01-22		672,000	517,440
ERP Operating LP	4.500		07-01-44		2,123,000	2,144,548
Essex Portfolio LP	3.875		05-01-24		1,053,000	1,057,029
Exelon Corp.	5.100		06-15-45		4,180,000	4,307,331
Exxon Mobil Corp.	3.567		03-06-45		3,430,000	3,291,541
FedEx Corp.	4.750		11-15-45		2,220,000	2,180,537
First Data Corp. (S)	7.000		12-01-23		741,000	755,820
First Data Corp. (S)	8.250		01-15-21		730,000	765,588
First Data Corp. (S)	8.750		01-15-22		1,500,000	1,579,500
Florida Power & Light Company	3.250		06-01-24		1,083,000	1,116,815
Florida Power & Light Company	5.690		03-01-40		3,470,000	4,323,689
Ford Motor Company	4.750		01-15-43		3,390,000	3,360,870
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19		954,000	1,037,475
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22		425,000	463,250
Frontier Communications Corp.	6.875		01-15-25		425,000	367,241
Frontier Communications Corp.	7.625		04-15-24		805,000	720,475
Frontier Communications Corp.	9.000		08-15-31		1,300,000	1,175,850
Frontier Communications Corp. (S)	10.500		09-15-22		105,000	108,938
General Electric Company	1.250		05-26-23	EUR	1,900,000	2,092,729
GenOn Energy, Inc.	9.500		10-15-18		1,920,000	1,689,600
Georgia-Pacific LLC (S)	3.600		03-01-25		867,000	865,753
Georgia-Pacific LLC	7.750		11-15-29		2,600,000	3,434,670
Gilead Sciences, Inc.	3.500		02-01-25		4,320,000	4,365,114
GlaxoSmithKline Capital, Inc.	6.375		05-15-38		1,670,000	2,138,136
Golden Nugget Escrow, Inc. (S)	8.500		12-01-21		796,000	823,860
Graphic Packaging International, Inc.	4.875		11-15-22		1,108,000	1,132,930
Greektown Holdings LLC (S)	8.875		03-15-19		1,376,000	1,396,640

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Halcon Resources Corp.	8.875		05-15-21		786,000	$263,801
Halcon Resources Corp.	9.750		07-15-20		962,000	327,080
Harland Clarke Holdings Corp. (S)	9.250		03-01-21		1,540,000	1,309,000
HCA, Inc.	5.250		04-15-25		900,000	931,500
HCA, Inc.	7.500		11-15-95		1,685,000	1,672,363
HealthSouth Corp. (S)	5.750		11-01-24		875,000	875,000
Hess Corp.	5.600		02-15-41		2,109,000	2,067,018
Hiland Partners LP (S)	7.250		10-01-20		2,010,000	2,100,450
Host Hotels & Resorts LP	4.000		06-15-25		2,190,000	2,117,399
HP Enterprise Company (S)	4.900		10-15-25		3,670,000	3,628,012
Innovation Ventures LLC (S)	9.500		08-15-19		735,000	768,075
Intel Corp.	3.700		07-29-25		4,230,000	4,408,713
International Game Technology PLC	6.625		02-02-18	EUR	400,000	481,630
International Paper Company	5.150		05-15-46		3,290,000	3,229,961
Interval Acquisition Corp. (S)	5.625		04-15-23		955,000	978,875
JBS USA LLC (S)	5.750		06-15-25		70,000	67,725
JBS USA LLC (S)	7.250		06-01-21		224,000	234,360
Johnson & Johnson	4.500		12-05-43		3,920,000	4,326,880
JPMorgan Chase & Co.	1.375		09-16-21	EUR	1,950,000	2,171,703
JPMorgan Chase & Co.	1.500		10-26-22	EUR	1,400,000	1,552,844
JPMorgan Chase & Co.	1.500		01-27-25	EUR	1,700,000	1,842,529
JPMorgan Chase & Co.	2.625		04-23-21	EUR	4,350,000	5,176,202
JPMorgan Chase & Co.	5.625		08-16-43		2,960,000	3,310,846
JPMorgan Chase & Co.	6.400		05-15-38		3,390,000	4,299,812
Kilroy Realty LP	4.250		08-15-29		2,250,000	2,203,247
Kinder Morgan, Inc.	1.500		03-16-22	EUR	1,000,000	975,636
Kinder Morgan, Inc.	3.050		12-01-19		1,600,000	1,551,210
Kinder Morgan, Inc.	4.300		06-01-25		2,350,000	2,128,461
Kindred Healthcare, Inc. (S)	8.000		01-15-20		460,000	478,400
Kindred Healthcare, Inc. (S)	8.750		01-15-23		600,000	625,500
Kinetic Concepts, Inc.	10.500		11-01-18		1,336,000	1,410,682
Kraft Heinz Foods Co (S)	3.950		07-15-25		2,100,000	2,154,136
L Brands, Inc. (S)	6.875		11-01-35		540,000	562,950
Level 3 Financing, Inc. (S)	5.375		01-15-24		222,000	224,775
Light Tower Rentals, Inc. (S)	8.125		08-01-19		1,000,000	690,000
Linn Energy LLC	8.625		04-15-20		20,000	5,200
Marriott International, Inc.	3.750		10-01-25		968,000	968,308
McDonald's Corp.	3.375		05-26-25		1,241,000	1,234,610
McGraw-Hill Financial, Inc. (S)	4.400		02-15-26		4,240,000	4,341,612
McGraw-Hill Global Education Holdings LLC	9.750		04-01-21		415,000	454,425
McKesson Corp.	4.883		03-15-44		2,476,000	2,514,098
MeadWestvaco Corp.	8.200		01-15-30		2,420,000	3,203,850
Medtronic, Inc.	3.500		03-15-25		1,487,000	1,523,333
Medtronic, Inc.	4.375		03-15-35		2,850,000	2,952,771
Merck & Company, Inc.	1.875		10-15-26	EUR	1,500,000	1,704,045
Merck & Company, Inc.	4.150		05-18-43		4,290,000	4,252,231
MetLife, Inc.	5.875		02-06-41		2,720,000	3,288,600
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	2,400,000	2,597,847
Metropolitan Life Global Funding I	1.250		09-17-21	EUR	1,400,000	1,551,295
Metropolitan Life Global Funding I	2.375		09-30-19	EUR	3,800,000	4,467,259
MGM Resorts International	6.000		03-15-23		904,000	922,080
MHGE Parent LLC (S)	8.500		08-01-19		1,170,000	1,190,475

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Microsoft Corp.	3.750		02-12-45		4,770,000	$4,403,125
Milacron LLC (S)	7.750		02-15-21		858,000	879,450
Molex Electronic Technologies LLC (S)	3.900		04-15-25		2,811,000	2,729,582
Moody's Corp.	1.750		03-09-27	EUR	580,000	617,384
Morgan Stanley	1.875		03-30-23	EUR	500,000	559,344
Morgan Stanley	2.375		03-31-21	EUR	1,600,000	1,865,016
Morgan Stanley	4.000		07-23-25		4,230,000	4,355,542
Morgan Stanley	4.350		09-08-26		5,310,000	5,397,615
Morgan Stanley	4.500		02-23-16	EUR	1,450,000	1,615,655
Morgan Stanley	5.375		08-10-20	EUR	500,000	659,542
Morgan Stanley	5.500		10-02-17	EUR	1,240,000	1,496,608
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20		1,788,000	1,785,765
MPG Holdco I, Inc.	7.375		10-15-22		590,000	626,875
National Grid North America, Inc.	0.750		02-11-22	EUR	1,700,000	1,821,059
NCI Building Systems, Inc. (S)	8.250		01-15-23		1,178,000	1,248,680
Neptune Finco Corp. (S)	6.625		10-15-25		617,000	649,393
Neptune Finco Corp. (S)	10.125		01-15-23		200,000	211,500
Neptune Finco Corp. (S)	10.875		10-15-25		448,000	477,120
Netflix, Inc. (S)	5.500		02-15-22		1,190,000	1,255,450
Nordstrom, Inc.	5.000		01-15-44		2,020,000	2,170,740
NPC International, Inc.	10.500		01-15-20		880,000	926,200
NRG Energy, Inc.	7.875		05-15-21		1,050,000	1,044,750
Oasis Petroleum, Inc.	6.875		03-15-22		700,000	598,500
Occidental Petroleum Corp.	3.500		06-15-25		4,330,000	4,376,444
Oncor Electric Delivery Company LLC (S)	3.750		04-01-45		2,480,000	2,189,718
Oncor Electric Delivery Company LLC	5.250		09-30-40		993,000	1,075,823
Oracle Corp.	4.300		07-08-34		4,310,000	4,298,540
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		497,000	527,441
Pacific Gas & Electric Company	4.300		03-15-45		4,450,000	4,440,544
Pacific LifeCorp (S)	5.125		01-30-43		2,090,000	2,167,315
PaperWorks Industries, Inc. (S)	9.500		08-15-19		950,000	945,250
Parsley Energy LLC (S)	7.500		02-15-22		550,000	556,188
Party City Holdings, Inc. (S)	6.125		08-15-23		800,000	824,000
Penn Virginia Corp.	8.500		05-01-20		720,000	208,800
PepsiCo, Inc.	4.600		07-17-45		2,070,000	2,172,304
Philip Morris International, Inc.	1.875		03-03-21	EUR	1,800,000	2,080,208
Philip Morris International, Inc.	2.750		03-19-25	EUR	450,000	546,468
Philip Morris International, Inc.	2.875		03-03-26	EUR	600,000	733,465
Philip Morris International, Inc.	3.125		06-03-33	EUR	480,000	591,804
Philip Morris International, Inc.	3.375		08-11-25		899,000	917,703
Philip Morris International, Inc.	6.375		05-16-38		1,786,000	2,259,499
Plantronics, Inc. (S)	5.500		05-31-23		937,000	953,398
Praxair, Inc.	1.625		12-01-25	EUR	1,700,000	1,879,571
Praxair, Inc.	3.200		01-30-26		623,000	632,779
Prologis LP	3.000		01-18-22	EUR	1,300,000	1,526,020
Prologis LP	3.375		02-20-24	EUR	800,000	950,521
Prospect Medical Holdings, Inc. (S)	8.375		05-01-19		1,725,000	1,822,031
Prudential Financial, Inc.	4.600		05-15-44		2,100,000	2,134,747
Prudential Financial, Inc.	6.200		11-15-40		895,000	1,084,030
PulteGroup, Inc.	6.000		02-15-35		310,000	307,675
PulteGroup, Inc.	7.875		06-15-32		615,000	711,863
Quad/Graphics, Inc.	7.000		05-01-22		1,159,000	1,054,690

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Rain CII Carbon LLC	8.500		01-15-21	EUR	675,000	$571,543
RELX Capital, Inc.	1.300		05-12-25	EUR	1,500,000	1,581,804
Republic Services, Inc.	5.700		05-15-41		2,017,000	2,306,932
Reynolds American, Inc.	5.850		08-15-45		2,530,000	2,804,492
Rite Aid Corp. (S)	6.125		04-01-23		262,000	282,305
Rite Aid Corp.	6.750		06-15-21		710,000	762,363
Riverbed Technology, Inc. (S)	8.875		03-01-23		1,075,000	1,010,500
Roche Holdings, Inc. (S)	4.000		11-28-44		2,753,000	2,794,449
Sabine Pass Liquefaction LLC	5.625		02-01-21		1,595,000	1,583,038
Sabmiller Holdings, Inc. (S)	4.950		01-15-42		4,230,000	4,283,573
Service Corp. International	5.375		05-15-24		1,249,000	1,331,746
Shea Homes LP (S)	5.875		04-01-23		274,000	286,673
Simmons Foods, Inc. (S)	7.875		10-01-21		915,000	855,525
Simon Property Group LP	4.250		10-01-44		2,240,000	2,210,835
Sinclair Television Group, Inc.	6.125		10-01-22		860,000	883,650
Sirius XM Radio, Inc. (S)	5.375		04-15-25		1,340,000	1,371,825
Six Flags Entertainment Corp. (S)	5.250		01-15-21		980,000	1,016,750
Spectrum Brands, Inc. (S)	5.750		07-15-25		910,000	970,288
Sprint Capital Corp.	6.875		11-15-28		1,847,000	1,533,010
Sprint Communications, Inc.	6.000		11-15-22		2,361,000	2,017,451
Sprint Corp.	7.250		09-15-21		675,000	620,156
Sprint Corp.	7.625		02-15-25		830,000	736,625
Swiss Re Treasury US Corp. (S)	4.250		12-06-42		2,230,000	2,139,061
T-Mobile USA, Inc.	6.125		01-15-22		1,525,000	1,551,688
T-Mobile USA, Inc.	6.836		04-28-23		415,000	428,488
Target Corp.	4.000		07-01-42		3,410,000	3,319,683
Tenet Healthcare Corp.	4.500		04-01-21		913,000	913,000
Tenet Healthcare Corp.	6.250		11-01-18		520,000	553,800
Tenet Healthcare Corp.	6.750		06-15-23		480,000	479,400
The ADT Corp.	6.250		10-15-21		1,028,000	1,110,240
The Boeing Company	5.875		02-15-40		621,000	789,314
The Dow Chemical Company	3.500		10-01-24		2,930,000	2,874,816
The Home Depot, Inc.	4.400		03-15-45		4,190,000	4,367,597
The JM Smucker Company	4.375		03-15-45		4,540,000	4,447,130
The Kansas City Southern Railway Company	4.950		08-15-45		2,210,000	2,216,891
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		879,000	917,456
The Procter & Gamble Company	4.875		05-11-27	EUR	100,000	147,636
The Scotts Miracle-Gro Company (S)	6.000		10-15-23		310,000	326,275
The Travelers Companies, Inc.	4.600		08-01-43		480,000	507,325
The Walt Disney Company	3.150		09-17-25		2,026,000	2,081,950
The Williams Companies, Inc.	4.550		06-24-24		1,234,000	1,033,163
Time Warner, Inc.	3.600		07-15-25		1,083,000	1,073,863
Time Warner, Inc.	4.850		07-15-45		2,190,000	2,178,662
Toyota Motor Credit Corp.	1.000		03-09-21	EUR	1,150,000	1,274,827
UAL 2007-1 Pass Through Trust	6.636		07-02-22		1,105,918	1,172,273
Union Pacific Corp.	4.821		02-01-44		2,798,000	3,115,153
United Parcel Service, Inc.	6.200		01-15-38		1,696,000	2,209,403
United Rentals North America, Inc.	7.625		04-15-22		1,466,000	1,590,771
United Technologies Corp.	4.500		06-01-42		4,333,000	4,433,019
UnitedHealth Group, Inc.	3.750		07-15-25		866,000	903,382
UnitedHealth Group, Inc.	4.750		07-15-45		4,390,000	4,672,431
US Airways 2011-1 Class A Pass Through Trust	7.125		10-22-23		1,297,565	1,511,663

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	800,000	$711,254
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		1,420,000	1,263,800
Vander Intermediate Holding II Corp., PIK (S)	9.750		02-01-19		1,419,000	1,227,435
Vector Group, Ltd.	7.750		02-15-21		1,630,000	1,737,988
Verizon Communications, Inc.	2.375		02-17-22	EUR	776,000	914,133
Verizon Communications, Inc.	3.250		02-17-26	EUR	1,180,000	1,455,451
Verizon Communications, Inc.	3.500		11-01-24		2,140,000	2,140,548
Verizon Communications, Inc.	4.672		03-15-55		2,520,000	2,217,320
Verizon Communications, Inc.	6.550		09-15-43		2,750,000	3,299,486
Viking Cruises, Ltd. (S)	6.250		05-15-25		800,000	786,000
Virginia Electric & Power Company	4.650		08-15-43		2,771,000	2,987,468
Voya Financial, Inc.	5.700		07-15-43		1,890,000	2,210,705
Wachovia Corp.	4.375		11-27-18	EUR	1,100,000	1,343,217
Wal-Mart Stores, Inc.	3.300		04-22-24		866,000	899,823
Wal-Mart Stores, Inc.	4.875		09-21-29	EUR	200,000	302,664
Wal-Mart Stores, Inc.	5.250		09-01-35		1,890,000	2,178,153
Wal-Mart Stores, Inc.	6.500		08-15-37		4,920,000	6,427,975
Waste Management, Inc.	4.100		03-01-45		3,480,000	3,268,959
Waterjet Holdings, Inc. (S)	7.625		02-01-20		1,057,000	1,064,928
Wells Fargo & Company	1.500		09-12-22	EUR	1,200,000	1,339,967
Wells Fargo & Company	2.000		04-27-26	EUR	2,100,000	2,331,899
Wells Fargo & Company	2.125		06-04-24	EUR	327,000	374,841
Wells Fargo & Company	2.250		09-03-20	EUR	430,000	504,937
Wells Fargo & Company	2.625		08-16-22	EUR	1,600,000	1,916,372
Wells Fargo & Company	4.100		06-03-26		4,999,000	5,097,515
Wells Fargo & Company	5.375		02-07-35		1,333,000	1,541,840
Windstream Services LLC	6.375		08-01-23		1,620,000	1,283,850
XPO Logistics, Inc.	5.750		06-15-21	EUR	275,000	273,505
XPO Logistics, Inc. (S)	6.500		06-15-22		1,488,000	1,328,040
ZF North America Capital, Inc.	2.250		04-26-19	EUR	1,400,000	1,540,907
ZF North America Capital, Inc.	2.750		04-27-23	EUR	700,000	744,682
ZF North America Capital, Inc. (S)	4.750		04-29-25		610,000	598,563
Capital preferred securities 0.0%						$998,977
(Cost $1,079,882)
United States 0.0%						998,977
GE Capital Trust IV (4.625% to 9-15-16, then 3 month EURIBOR + 1.600%)	4.625		09-15-66	EUR	895,000	998,977
Foreign government obligations 4.5%						$394,007,816
(Cost $471,223,798)
Germany 0.3%						23,183,159
Federal Republic of Germany	0.500		02-15-25	EUR	18,948,000	20,911,684
Federal Republic of Germany	1.000		08-15-24	EUR	1,450,000	1,679,830
Federal Republic of Germany	1.500		05-15-24	EUR	490,000	591,645
Mexico 4.2%						370,824,657
Government of Mexico	6.500		06-10-21	MXN	1,456,974,800	92,917,095
Government of Mexico	7.500		06-03-27	MXN	1,392,930,200	92,915,000
Government of Mexico	8.500		05-31-29	MXN	1,286,707,700	92,891,870
Government of Mexico	10.000		12-05-24	MXN	1,188,501,400	92,100,692

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Shares	Value
Common stocks 26.9%		$2,374,832,523
(Cost $2,299,972,178)
Australia 0.1%		7,253,334
BHP Billiton PLC	254,227	4,063,554
Oil Search, Ltd.	572,339	3,189,780
Austria 0.1%		12,347,895
Erste Group Bank AG (I)	197,100	5,779,726
Oesterreichische Post AG	125,761	4,572,340
Raiffeisen Bank International AG (I)	126,480	1,995,829
Belgium 0.5%		40,029,234
Anheuser-Busch InBev NV	142,564	17,011,398
KBC Groep NV	191,595	11,649,302
Umicore SA	267,759	11,368,534
Bermuda 0.1%		9,700,103
Lazard, Ltd., Class A	209,415	9,700,103
Canada 0.2%		13,781,516
Africa Oil Corp. (I)	310,616	386,859
Alimentation Couche-Tard, Inc., Class B	214,466	9,225,843
Element Financial Corp. (I)	322,362	4,168,814
China 0.2%		12,949,416
China Mengniu Dairy Company, Ltd.	282,000	546,235
JD.com, Inc., ADR (I)	136,958	3,782,780
Tianhe Chemicals Group, Ltd. (I) (S)	4,848,409	731,897
Vipshop Holdings, Ltd., ADR (I)	384,430	7,888,504
Denmark 0.8%		67,861,474
Coloplast A/S, B Shares	113,818	8,163,511
Danske Bank A/S	1,045,768	28,772,909
ISS A/S	190,416	6,698,121
Novo Nordisk A/S, B Shares	456,221	24,226,933
Finland 1.0%		85,379,463
Kesko OYJ, B Shares	188,000	6,001,776
Kone OYJ, B Shares	261,761	11,164,242
Nokia OYJ	4,061,847	30,215,532
Sampo OYJ, A Shares	375,869	18,371,571
Stora Enso OYJ, R Shares	593,600	5,506,349
Wartsila OYJ ABP	330,749	14,119,993
France 2.1%		184,921,757
AXA SA	731,798	19,530,314
BNP Paribas SA	572,042	34,664,142
Credit Agricole SA	1,210,556	15,289,920
Klepierre	161,981	7,671,385
Korian SA	108,108	4,086,701
Natixis SA	1,434,223	8,779,573
Orange SA	687,569	12,123,006
Orpea	61,780	4,956,184
Societe BIC SA	102,797	16,381,508
Societe Generale SA	370,185	17,192,590
Total SA	314,518	15,209,730
Veolia Environnement SA	821,832	19,091,351

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
France (continued)
Vivendi SA	413,411	$9,945,353
Germany 1.1%		97,294,814
Bayer AG	146,737	19,565,250
Commerzbank AG (I)	574,416	6,317,271
Deutsche Bank AG	633,574	17,732,973
Deutsche Post AG	467,470	13,886,837
Deutsche Telekom AG	1,337,635	25,056,042
GEA Group AG	234,065	9,380,307
TUI AG	288,032	5,356,134
Greece 0.0%		1,960,456
Alpha Bank AE (I)	5,859,641	747,079
National Bank of Greece SA (I)	1,616,773	1,213,377
Hong Kong 0.0%		214,660
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Overseas Property Holdings, Ltd. (I)	142,666	24,481
REXLot Holdings, Ltd.	3,350,000	190,179
India 0.0%		2,829,041
Vedanta Resources PLC	371,634	2,829,041
Ireland 0.6%		49,840,417
Allegion PLC	163,586	10,660,900
Bank of Ireland (I)	14,851,302	5,522,060
CRH PLC	256,582	7,022,862
Glanbia PLC	243,305	4,714,731
Ryanair Holdings PLC, ADR	208,260	16,283,849
Shire PLC	74,422	5,636,015
Israel 0.0%		3,840,249
Mobileye NV (I)	84,364	3,840,249
Italy 1.6%		139,070,854
Atlantia SpA	525,882	14,563,437
Banca Monte dei Paschi di Siena SpA (I)	1,345,513	2,469,998
Banca Popolare dell'Emilia Romagna SC	220,662	1,780,762
Banca Popolare di Milano Scarl	5,633,555	5,286,055
Banca Popolare di Sondrio Scarl	208,056	949,021
Banco Popolare SC (I)	166,154	2,482,873
Enel SpA	3,311,859	15,272,101
Intesa Sanpaolo SpA	12,545,393	43,646,135
Mediobanca SpA	1,509,983	15,185,552
Telecom Italia SpA	14,812,160	16,647,505
UniCredit SpA	2,739,991	17,692,305
Unione di Banche Italiane SpA	413,688	3,095,110
Japan 0.3%		28,598,009
Kumagai Gumi Company, Ltd.	566,136	1,696,204
Mitsubishi UFJ Financial Group, Inc.	818,128	5,291,271
Mitsui Fudosan Company, Ltd.	249,733	6,796,147
Resorttrust, Inc.	203,854	5,239,225
Seven & I Holdings Company, Ltd.	126,279	5,736,200
Taiheiyo Cement Corp.	1,164,477	3,838,962

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
Luxembourg 0.2%		$17,241,944
RTL Group SA	60,666	5,247,894
SES SA	406,504	11,994,050
Macau 0.0%		3,360,282
Sands China, Ltd.	933,164	3,360,282
Netherlands 0.7%		64,829,377
ING Groep NV	2,487,089	36,329,027
Koninklijke KPN NV	4,275,830	15,667,505
Royal Dutch Shell PLC, A Shares	304,246	7,943,024
Royal Dutch Shell PLC, B Shares	186,743	4,889,821
Norway 0.1%		12,672,944
Telenor ASA	672,727	12,672,944
Portugal 0.2%		18,110,467
Banco Comercial Portugues SA (I)	27,036,518	1,549,824
CTT-Correios de Portugal SA	590,015	6,701,752
Galp Energia SGPS SA	564,382	6,092,489
Jeronimo Martins SGPS SA	268,325	3,766,402
Singapore 0.2%		14,731,027
Avago Technologies, Ltd.	119,638	14,731,027
Spain 1.7%		151,975,158
ACS Actividades de Construccion y Servicios SA	240,425	8,157,235
Amadeus IT Holding SA, A Shares	142,469	6,060,143
Banco Bilbao Vizcaya Argentaria SA	2,924,145	25,158,220
Banco de Sabadell SA	2,436,922	4,701,562
Banco Popular Espanol SA	976,482	3,712,675
Banco Santander SA	6,571,146	36,707,732
Bankia SA	5,285,229	6,792,078
Bankinter SA	2,269,836	16,415,820
CaixaBank SA	2,617,581	10,025,748
Endesa SA	888,990	19,766,875
Industria de Diseno Textil SA	219,333	8,212,789
Repsol SA	497,624	6,264,281
Sweden 0.5%		43,929,865
Lundin Petroleum AB (I)	154,315	2,233,707
Svenska Handelsbanken AB, A Shares	748,216	10,161,881
Swedbank AB, A Shares	693,697	15,894,938
Swedish Match AB	497,502	15,639,339
Switzerland 1.7%		147,218,819
Glencore PLC (I)	3,450,032	5,956,288
Nestle SA	147,257	11,246,606
Novartis AG	251,946	22,823,469
Partners Group Holding AG	26,335	9,529,196
Roche Holding AG	126,761	34,415,467
Syngenta AG	33,651	11,305,741
UBS Group AG	1,268,174	25,328,513
Zurich Insurance Group AG (I)	100,847	26,613,539
United Kingdom 4.4%		388,000,291
AA PLC	1,134,287	4,837,241
Anglo American PLC	201,352	1,689,279

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
ARM Holdings PLC	737,662	$11,617,117
Ashtead Group PLC	251,351	3,864,691
AstraZeneca PLC	120,705	7,692,802
Aviva PLC	640,886	4,789,686
Babcock International Group PLC	881,406	13,065,969
Barclays PLC	4,968,172	17,700,423
Barratt Developments PLC	452,716	4,264,779
Bellway PLC	255,692	10,213,014
Berkeley Group Holdings PLC	88,302	4,506,786
BG Group PLC	418,393	6,609,964
BP PLC	2,446,271	14,538,099
British American Tobacco PLC	155,445	9,234,881
BT Group PLC	3,274,359	23,383,775
BTG PLC (I)	199,642	1,695,105
Burberry Group PLC	176,327	3,601,661
Capita PLC	162,632	3,190,158
Carillion PLC	664,197	3,124,625
Close Brothers Group PLC	121,523	2,738,182
Crest Nicholson Holdings PLC	139,721	1,168,695
Derwent London PLC	47,407	2,831,273
Direct Line Insurance Group PLC	448,804	2,722,369
Dixons Carphone PLC	284,632	2,020,617
DS Smith PLC	407,040	2,425,261
Enterprise Inns PLC (I)	399,400	660,463
Essentra PLC	242,540	3,142,138
esure Group PLC	457,305	1,867,464
Galliford Try PLC	139,186	3,206,189
GKN PLC	1,512,909	6,684,960
GlaxoSmithKline PLC	539,859	11,642,393
Greene King PLC	304,043	3,761,311
HellermannTyton Group PLC	371,627	2,713,099
Howden Joinery Group PLC	816,546	5,823,842
HSBC Holdings PLC	2,492,774	19,475,869
IMI PLC	334,044	4,898,455
Imperial Tobacco Group PLC	152,657	8,220,241
Inchcape PLC	535,850	6,590,096
International Consolidated Airlines Group SA (I)	498,228	4,454,658
International Consolidated Airlines Group SA (I)	1,076,670	9,649,432
Interserve PLC	99,857	853,263
ITV PLC	1,444,017	5,606,068
Jardine Lloyd Thompson Group PLC	234,255	3,400,974
Kier Group PLC	132,526	2,807,057
Legal & General Group PLC	1,807,950	7,280,582
Lloyds Banking Group PLC	8,342,735	9,469,058
National Grid PLC	481,675	6,861,371
Petrofac, Ltd.	169,036	2,193,273
Prudential PLC	524,143	12,242,081
Reckitt Benckiser Group PLC	49,397	4,820,654
RELX PLC	324,573	5,803,698
Rio Tinto PLC	223,082	8,130,243
SABMiller PLC	75,661	4,647,337
Senior PLC	351,611	1,226,914

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Severn Trent PLC	85,468	$2,947,591
Standard Chartered PLC	106,925	1,186,931
SVG Capital PLC (I)	244,657	1,789,254
Telecom Plus PLC	113,828	1,842,263
The Restaurant Group PLC	280,142	3,092,205
The Sage Group PLC	1,169,471	9,805,456
Thomas Cook Group PLC (I)	2,890,067	5,465,626
Tullow Oil PLC (I)	164,314	513,229
Unilever PLC	78,708	3,504,733
United Utilities Group PLC	218,659	3,327,356
Vodafone Group PLC	4,247,875	13,979,418
W.S. Atkins PLC	219,684	4,655,281
Whitbread PLC	55,410	4,231,313
United States 8.5%		754,889,657
AbbVie, Inc.	60,516	3,603,728
Activision Blizzard, Inc.	173,667	6,036,665
Acuity Brands, Inc.	28,234	6,171,952
Advance Auto Parts, Inc.	57,974	11,503,781
Aetna, Inc.	25,626	2,941,352
Alliance Data Systems Corp. (I)	38,103	11,328,403
Allison Transmission Holdings, Inc.	50,961	1,462,581
Alphabet, Inc., Class A (I)	5,263	3,880,884
Alphabet, Inc., Class C (I)	15,186	10,794,361
Amazon.com, Inc. (I)	8,490	5,313,891
American Tower Corp.	150,250	15,360,058
Amgen, Inc.	49,085	7,764,265
Anadarko Petroleum Corp.	53,932	3,606,972
Apple, Inc.	66,774	7,979,493
Arthur J. Gallagher & Company	63,405	2,772,701
Bank of America Corp.	2,972,361	49,876,218
BB&T Corp.	336,464	12,499,638
Blackhawk Network Holdings, Inc. (I)	164,083	6,986,654
Boston Scientific Corp. (I)	563,738	10,305,131
Bristol-Myers Squibb Company	48,222	3,180,241
CalAtlantic Group, Inc. (I)	82,053	3,125,399
Cardinal Health, Inc.	55,718	4,580,020
Cavium, Inc. (I)	52,033	3,691,741
CBRE Group, Inc., Class A (I)	245,422	9,149,332
Celgene Corp. (I)	134,905	16,554,193
Citigroup, Inc.	1,098,657	58,415,593
CMS Energy Corp.	100,321	3,618,578
Cognizant Technology Solutions Corp., Class A (I)	52,213	3,556,227
Comerica, Inc.	129,646	5,626,636
CVS Health Corp.	144,932	14,316,383
Delta Air Lines, Inc.	110,728	5,629,412
Electronic Arts, Inc. (I)	126,280	9,101,000
Eli Lilly & Company	32,289	2,633,814
EOG Resources, Inc.	50,215	4,310,958
Equinix, Inc.	8,915	2,644,902
Evercore Partners, Inc., Class A	126,104	6,809,616
Facebook, Inc., Class A (I)	153,712	15,674,013
FedEx Corp.	14,635	2,283,792

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
Fifth Third Bancorp	425,426	$8,104,365
First Republic Bank	232,183	15,163,872
FleetCor Technologies, Inc. (I)	58,293	8,444,324
Fortune Brands Home & Security, Inc.	294,264	15,398,835
Freeport-McMoRan, Inc.	131,621	1,549,179
Gilead Sciences, Inc.	39,614	4,283,462
Gulfport Energy Corp. (I)	48,076	1,464,876
Halliburton Company	243,485	9,344,954
Hanesbrands, Inc.	395,762	12,640,638
Hess Corp.	37,718	2,120,129
Hewlett Packard Enterprise Company	271,809	7,327,971
Hudson City Bancorp, Inc.	138,328	1,399,879
Huntington Bancshares, Inc.	377,331	4,139,321
Illumina, Inc. (I)	35,573	5,096,899
Ingersoll-Rand PLC	57,800	3,425,228
JPMorgan Chase & Co.	657,268	42,229,469
Kansas City Southern	40,408	3,344,166
KeyCorp.	620,654	7,708,523
LyondellBasell Industries NV, Class A	81,071	7,532,307
M&T Bank Corp.	46,122	5,527,722
Martin Marietta Materials, Inc.	72,120	11,189,418
McKesson Corp.	33,933	6,067,220
Mondelez International, Inc., Class A	104,883	4,841,399
Morgan Stanley	107,012	3,528,186
Newell Rubbermaid, Inc.	95,817	4,065,515
Palo Alto Networks, Inc. (I)	9,171	1,476,531
People's United Financial, Inc.	256,999	4,099,134
PepsiCo, Inc.	43,575	4,452,929
Pfizer, Inc.	134,062	4,533,977
Regions Financial Corp.	899,051	8,406,127
salesforce.com, Inc. (I)	40,564	3,152,228
Springleaf Holdings, Inc. (I)	44,845	2,103,679
Steel Dynamics, Inc.	75,000	1,385,250
Stillwater Mining Company (I)	415,550	3,881,237
SunTrust Banks, Inc.	244,093	10,134,741
The Charles Schwab Corp.	393,423	12,007,270
The Goldman Sachs Group, Inc.	20,956	3,929,250
The Hartford Financial Services Group, Inc.	67,469	3,121,116
The Home Depot, Inc.	42,527	5,258,038
The Kraft Heinz Company	103,946	8,104,670
The PNC Financial Services Group, Inc.	196,064	17,696,737
The TJX Companies, Inc.	131,640	9,634,732
Time Warner, Inc.	58,571	4,412,739
Union Pacific Corp.	28,026	2,504,123
UnitedHealth Group, Inc.	33,059	3,893,689
US Bancorp	458,692	19,347,629
Vertex Pharmaceuticals, Inc. (I)	15,799	1,970,767
Visteon Corp. (I)	101,936	11,118,160
Wells Fargo & Company	777,835	42,111,987
Western Digital Corp.	109,077	7,288,525
WR Grace & Company (I)	22,176	2,224,253
Zions Bancorporation	195,054	5,611,704

SEE NOTES TO FUND'S INVESTMENTS23

Global Absolute Return Strategies Fund

				Shares	Value
Rights 0.0%					$361,298
(Cost $0)
Banco Santander SA (Expiration date: 11-4-15) (I) (N)				6,571,146	361,298
				Shares/Par	Value
Purchased options 0.8%					$72,245,313
(Cost $92,326,218)
Put options 0.8%					72,245,313
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-15-17; Strike Price: EUR 3,400.00) (I)				4,166	22,727,051
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-16-16; Strike Price: EUR 3,000.00) (I)				67,000	12,937,606
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000.00) (I)				3,671	16,692,235
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 1-10-54; Counterparty: Morgan Stanley) (I)				45,000,000	1,758,067
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-14-53; Counterparty: Morgan Stanley) (I)				30,000,000	1,171,698
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-21-53; Counterparty: Morgan Stanley) (I)				10,000,000	390,601
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 12-7-53; Counterparty: Morgan Stanley) (I)				25,000,000	976,327
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-5-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 3-8-54; Counterparty: Morgan Stanley) (I)				30,000,000	1,172,972
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 3-8-54; Counterparty: Citibank N.A.) (I)				65,000,000	2,541,439
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)				25,000,000	977,831
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)				35,000,000	1,368,963
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-11-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-13-54; Counterparty: Morgan Stanley) (I)				45,000,000	1,760,363
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)				12,000,000	469,359
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 4-5-54; Counterparty: Morgan Stanley) (I)				22,000,000	860,491
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 5-8-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR, maturing 5-10-54; Counterparty: Morgan Stanley) (I)				56,000,000	2,191,339
Over the Counter on Apple CBOE FLEX Options (Expiration Date: 6-17-16; Strike Price: $125.00; Counterparty: Morgan Stanley) (I)				3,130	4,248,971
	Yield (%	)*	Maturity date	Par value^	Value
Short-term investments 51.3%					$4,534,689,294
(Cost $4,534,931,021)
Certificate of deposit 10.6%					935,708,329
Abbey National Treasury Services PLC	0.410		01-15-16	100,000,000	99,948,360
Credit Agricole SA	0.270		11-10-15	40,000,000	40,000,240
Credit Agricole SA	0.450		03-03-16	60,000,000	59,989,920
Credit Suisse Group AG	0.530		04-14-16	100,000,000	99,958,400
Goldman Sachs International Bank	0.360		12-10-15	100,000,000	100,013,930
ING Bank NV	0.360		12-10-15	60,000,000	60,002,580
Mizuho Bank, Ltd.	0.285		11-18-15	100,000,000	100,003,120
Nationwide Building Society	0.420		02-16-16	76,000,000	76,027,575
Natixis SA	0.370		12-01-15	100,000,000	99,959,000
Qatar National Bank London	0.489		03-16-16	100,000,000	99,786,900
Societe Generale SA	0.360		01-04-16	100,000,000	100,018,304
Commercial paper 13.6%					1,205,173,316
ABN AMRO Bank NV	0.459		01-19-16	100,000,000	99,918,800
Agence Centrale Organismes	0.239		11-20-15	100,000,000	99,991,020

24SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Yield (%	)*	Maturity date	Par value^	Value
Commercial paper (continued)
Asian Development Bank	0.270		01-12-16	100,000,000	$99,928,801
Banque Federative du Credit Mutuel SA	0.449		02-03-16	100,000,000	99,836,518
Commonwealth Bank of Australia	0.360		02-10-16	64,000,000	63,936,064
Dekabank Deutsche Girozentrale	0.240		11-19-15	100,000,000	99,991,550
Deutsche Bank AG	0.549		03-10-16	100,000,000	99,862,000
European Investment Bank	0.260		02-08-16	100,000,000	99,911,246
KFW	0.220		01-19-16	100,000,000	99,879,000
Landwirtschaftliche Rentenbank	0.150		11-23-15	100,000,000	99,987,085
Nordea Bank AB	0.399		02-10-16	42,000,000	41,953,632
NRW.Bank	0.495		11-06-15	100,000,000	99,994,000
Pohjola Bank PLC	0.330		11-24-15	100,000,000	99,983,600
Time deposits 15.1%					1,335,240,674
BNP Paribas SA	0.100		11-03-15	160,010,167	160,010,167
Commerzbank AG	0.140		11-03-15	120,128,493	120,128,493
Danske Bank A/S	0.100		11-03-15	105,064,529	105,064,529
DBS Bank, Ltd.	0.320		01-25-16	50,000,000	50,000,000
DZ Bank AG	0.120		11-03-15	290,439,331	290,439,331
KBC Bank NV	0.100		11-03-15	280,704,999	280,704,999
Lloyds Bank PLC	0.100		11-03-15	189,595,362	189,595,362
Standard Chartered Bank PLC	0.090		11-03-15	139,297,793	139,297,793
U.S. Government 11.6%					1,024,915,080
U.S. Treasury Bill	0.005		02-11-16	100,000,000	99,976,900
U.S. Treasury Bill	0.010		01-21-16	150,000,000	149,976,600
U.S. Treasury Bill	0.010		02-18-16	100,000,000	99,979,000
U.S. Treasury Bill (D)	0.015		03-17-16	30,000,000	29,987,250
U.S. Treasury Bill	0.023		11-19-15	150,000,000	149,999,400
U.S. Treasury Bill	0.024		11-05-15	220,000,000	219,999,780
U.S. Treasury Bill (D)	0.034		11-27-15	25,000,000	24,999,750
U.S. Treasury Bill (D)	0.047		12-03-15	130,000,000	129,996,880
U.S. Treasury Bill	0.200		11-12-15	120,000,000	119,999,520
			Yield (%)	Shares	Value
Money market funds 0.4%					$33,651,895
BlackRock Cash Funds - Prime			0.1671(Y)	33,651,895	33,651,895
Total investments (Cost $8,506,862,374)† 95.4%					$8,432,401,248
Other assets and liabilities, net 4.6%					$410,340,580
Total net assets 100.0%					$8,842,741,828

SEE NOTES TO FUND'S INVESTMENTS25

Global Absolute Return Strategies Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $8,521,472,818. Net unrealized depreciation aggregated $89,071,570, of which $212,586,913 related to appreciated investment securities and $301,658,483 related to depreciated investments.

The fund had the following sector composition as a percentage of net assets on 10-31-15:

Financials	15.5%
Foreign government obligations	4.5%
Consumer discretionary	3.7%
Industrials	3.6%
Health care	3.5%
Information technology	2.4%
Telecommunication services	2.3%
Consumer staples	2.3%
Materials	1.9%
Utilities	1.8%
Energy	1.8%
Purchased options	0.8%
Short-term investments and other	55.9%
Total	100.0%

26SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2015, by major security category or type:

	Total value at 10-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,055,266,027	—	$1,055,266,027	—
Capital preferred securities	998,977	—	998,977	—
Foreign government obligations	394,007,816	—	394,007,816	—
Common stocks	2,374,832,523	$835,171,726	1,538,928,900	$731,897
Rights	361,298	361,298	—	—
Purchased options	72,245,313	52,356,892	19,888,421	—
Short-term investments	4,534,689,294	33,651,895	4,501,037,399	—
Total investments in securities	$8,432,401,248	$921,541,811	$7,510,127,540	$731,897
Other financial instruments:
Futures	$83,694,474	$71,979,431	$11,715,043	—
Forward foreign currency contracts	51,008,538	—	51,008,538	—
Written options	(5,907,196)	—	(5,907,196)	—
Interest rate swaps	(38,186,384)	—	(38,186,384)	—
Credit default swaps	14,884,480	—	14,884,480	—
Total return swaps	(29,641,045)	—	(29,641,045)	—
Variance swaps	(413,134)	—	(413,134)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2015, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities and foreign bond markets and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at October 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	8,432	Long	Dec 2015	$296,666,421	$315,441,993	$18,775,572
Euro STOXX Banks Index Futures	4,850	Long	Dec 2015	37,125,379	36,639,799	(485,580)
Euro-BOBL Futures	9,031	Long	Dec 2015	1,273,176,095	1,285,759,056	12,582,961
Hang Seng Index Futures	192	Long	Nov 2015	28,607,398	28,096,715	(510,683)
NASDAQ 100 E-mini Index Futures	10,345	Long	Dec 2015	889,186,456	960,688,425	71,501,969
NIKKEI 225 Index Futures	1,406	Long	Dec 2015	207,976,098	219,691,141	11,715,043
FTSE 100 Index Futures	1,903	Short	Dec 2015	(178,118,389)	(185,318,663)	(7,200,274)
FTSE 250 Index Futures	1,099	Short	Dec 2015	(57,476,358)	(57,711,562)	(235,204)
OMX Stockholm 30 Index Futures	5,131	Short	Nov 2015	(87,701,364)	(89,845,275)	(2,143,911)
Russell 2000 Index Mini Futures	9,411	Short	Dec 2015	(1,080,312,864)	(1,090,076,130)	(9,763,266)
S&P 500 Index E-Mini Futures	1,155	Short	Dec 2015	(112,464,101)	(119,756,175)	(7,292,074)
SPI 200 Index Futures	150	Short	Dec 2015	(13,634,443)	(14,001,697)	(367,254)
Swiss Market Index Futures	1,914	Short	Dec 2015	(169,608,571)	(172,491,396)	(2,882,825)
						$83,694,474

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at October 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	19,000,000	USD	13,552,567	BNP Paribas SA	11/4/2015	—	($4,382)	($4,382)
AUD	1,000,000	USD	727,410	Citibank N.A.	11/4/2015	—	(14,348)	(14,348)
AUD	254,116,853	USD	181,147,453	Royal Bank of Scotland PLC	11/4/2015	$53,710	—	53,710
AUD	3,890,265	USD	2,854,348	Goldman Sachs International	11/12/2015	—	(81,484)	(81,484)
CAD	4,000,000	USD	3,014,509	BNP Paribas SA	11/4/2015	44,511	—	44,511
CAD	2,395,299	USD	1,799,857	Citibank N.A.	11/4/2015	31,960	—	31,960
CAD	3,000,000	USD	2,326,575	Goldman Sachs International	11/4/2015	—	(32,310)	(32,310)
CAD	12,357,653	USD	9,583,190	Goldman Sachs International	11/12/2015	—	(133,095)	(133,095)
CHF	14,766,065	USD	15,551,794	Goldman Sachs International	11/12/2015	—	(609,104)	(609,104)
DKK	8,924,221	USD	1,367,838	UBS AG	11/12/2015	—	(51,760)	(51,760)
EUR	32,000,000	USD	36,060,973	Merrill Lynch International	11/4/2015	—	(871,725)	(871,725)
EUR	21,200,000	USD	24,065,328	Royal Bank of Scotland PLC	11/4/2015	—	(752,451)	(752,451)
EUR	38,000,000	USD	42,044,340	UBS AG	11/4/2015	—	(257,107)	(257,107)
EUR	210,000,000	USD	231,243,285	Goldman Sachs International	11/6/2015	—	(308,083)	(308,083)
EUR	39,374,334	USD	44,749,168	Goldman Sachs International	11/12/2015	—	(1,446,311)	(1,446,311)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	3,086,671	USD	3,488,879	BNP Paribas SA	1/15/2016	—	(89,816)	(89,816)
EUR	621,871	USD	710,516	Citibank N.A.	1/15/2016	—	(25,708)	(25,708)
EUR	916,169	USD	1,038,045	Goldman Sachs International	1/15/2016	—	(29,153)	(29,153)
EUR	2,458,474	USD	2,797,181	Royal Bank of Scotland PLC	1/15/2016	—	(89,892)	(89,892)
GBP	85,916,423	CHF	129,200,000	UBS AG	11/16/2015	1,677,036	—	1,677,036
GBP	94,178,254	CHF	140,400,000	Royal Bank of Scotland PLC	11/30/2015	3,005,233	—	3,005,233
GBP	95,457,482	CHF	140,400,000	HSBC Bank PLC	12/2/2015	4,966,689	—	4,966,689
GBP	5,231,675	USD	8,000,000	BNP Paribas SA	11/4/2015	65,063	—	65,063
GBP	34,202,243	USD	51,980,113	Deutsche Bank AG	11/4/2015	745,498	—	745,498
GBP	10,000,000	USD	15,171,620	Goldman Sachs International	11/4/2015	244,214	—	244,214
GBP	12,802,226	USD	19,472,609	Merrill Lynch International	11/4/2015	263,091	—	263,091
GBP	7,000,000	USD	10,595,946	Royal Bank of Scotland PLC	11/4/2015	195,139	—	195,139
GBP	40,900,000	USD	63,017,207	Goldman Sachs International	12/9/2015	22,639	—	22,639
GBP	14,000,000	USD	21,404,110	Merrill Lynch International	12/9/2015	174,321	—	174,321
GBP	173,630	USD	268,204	BNP Paribas SA	1/21/2016	—	(611)	(611)
GBP	168,164	USD	254,960	Citibank N.A.	1/22/2016	4,209	—	4,209
HKD	260,000,000	USD	33,550,423	Citibank N.A.	11/12/2015	—	(3,647)	(3,647)
HKD	313,000,000	USD	40,388,807	Goldman Sachs International	11/12/2015	—	(3,649)	(3,649)
HKD	140,000,000	USD	18,066,549	Merrill Lynch International	11/12/2015	—	(2,900)	(2,900)
HKD	201,548,790	USD	26,007,458	Royal Bank of Scotland PLC	11/12/2015	—	(2,411)	(2,411)
INR	4,500,000,000	USD	66,854,851	BNP Paribas SA	11/19/2015	1,810,559	—	1,810,559
INR	17,100,000,000	USD	257,869,934	BNP Paribas SA	11/23/2015	2,868,763	—	2,868,763
INR	4,500,000,000	USD	67,781,292	BNP Paribas SA	1/19/2016	119,788	—	119,788
JPY	2,715,308,455	USD	22,950,395	Goldman Sachs International	11/12/2015	—	(446,686)	(446,686)
KRW	104,404,712,241	USD	91,986,531	Barclays Bank PLC	11/5/2015	—	(413,575)	(413,575)
KRW	20,900,000,000	USD	17,611,123	Deutsche Bank AG	12/9/2015	699,242	—	699,242
MXN	1,058,600,000	USD	64,480,761	UBS AG	11/20/2015	—	(474,586)	(474,586)
MXN	1,522,000,000	USD	92,097,301	Citibank N.A.	11/23/2015	—	(93,424)	(93,424)
MXN	3,150,400,000	USD	189,800,283	Deutsche Bank AG	11/24/2015	624,879	—	624,879
MXN	890,000,000	USD	52,808,313	UBS AG	11/25/2015	983,452	—	983,452
MXN	1,631,000,000	USD	98,493,312	Merrill Lynch International	11/27/2015	69,721	—	69,721
MXN	1,690,000,000	USD	100,745,156	UBS AG	2/2/2016	893,475	—	893,475
SEK	18,660,917	USD	2,295,139	Deutsche Bank AG	11/12/2015	—	(110,502)	(110,502)
SGD	91,840,000	USD	65,844,575	BNP Paribas SA	11/25/2015	—	(335,744)	(335,744)
SGD	70,946,400	USD	50,665,434	BNP Paribas SA	11/27/2015	—	(63,304)	(63,304)
USD	184,478,162	AUD	254,116,853	BNP Paribas SA	11/4/2015	3,277,000	—	3,277,000
USD	14,528,300	AUD	20,000,000	Citibank N.A.	11/4/2015	267,053	—	267,053
USD	2,834,961	AUD	3,890,265	BNP Paribas SA	11/12/2015	62,097	—	62,097
USD	3,476,365	AUD	5,000,000	Citibank N.A.	12/9/2015	—	(82,543)	(82,543)
USD	36,960,610	AUD	53,000,000	UBS AG	12/9/2015	—	(763,811)	(763,811)
USD	203,248,767	AUD	278,035,623	Deutsche Bank AG	1/25/2016	5,808,726	—	5,808,726
USD	45,192,098	AUD	62,295,717	Goldman Sachs International	1/29/2016	962,737	—	962,737
USD	153,026,016	AUD	213,000,000	Deutsche Bank AG	2/1/2016	1,819,559	—	1,819,559
USD	21,063,836	AUD	29,319,994	BNP Paribas SA	2/2/2016	250,767	—	250,767
USD	180,351,305	AUD	254,116,853	Royal Bank of Scotland PLC	2/3/2016	—	(28,209)	(28,209)
USD	13,492,489	AUD	19,000,000	BNP Paribas SA	2/4/2016	6,312	—	6,312
USD	7,185,054	CAD	9,395,299	BNP Paribas SA	11/4/2015	—	(48)	(48)
USD	9,373,262	CAD	12,357,653	Citibank N.A.	11/12/2015	—	(76,833)	(76,833)
USD	13,602,491	CAD	18,050,000	Royal Bank of Scotland PLC	12/9/2015	—	(198,385)	(198,385)
USD	2,266,222	CAD	3,000,000	BNP Paribas SA	2/4/2016	—	(27,033)	(27,033)
USD	66,094,012	CHF	64,766,065	Royal Bank of Scotland PLC	11/12/2015	553,245	—	553,245
USD	99,784,611	CHF	96,000,000	Royal Bank of Scotland PLC	12/9/2015	2,548,519	—	2,548,519
USD	10,669,177	DKK	72,924,221	Royal Bank of Scotland PLC	11/12/2015	—	(85,147)	(85,147)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	20,556,810	DKK	136,000,000	Royal Bank of Scotland PLC	12/9/2015	485,801	—	485,801
USD	101,628,793	EUR	91,200,000	Royal Bank of Scotland PLC	11/4/2015	1,339,434	—	1,339,434
USD	230,519,940	EUR	210,000,000	Royal Bank of Scotland PLC	11/6/2015	—	(415,262)	(415,262)
USD	209,963,503	EUR	192,374,333	Citibank N.A.	11/12/2015	—	(1,604,729)	(1,604,729)
USD	10,176,332	EUR	9,000,000	HSBC Bank PLC	11/12/2015	278,368	—	278,368
USD	21,895,960	EUR	20,000,000	Merrill Lynch International	11/12/2015	—	(99,514)	(99,514)
USD	122,763,302	EUR	108,500,000	HSBC Bank PLC	12/4/2015	3,403,595	—	3,403,595
USD	249,935,525	EUR	222,000,000	Barclays Bank PLC	12/9/2015	5,684,748	—	5,684,748
USD	26,000,000	EUR	22,973,992	Citibank N.A.	12/9/2015	723,354	—	723,354
USD	72,057,100	EUR	64,000,000	Deutsche Bank AG	12/9/2015	1,642,462	—	1,642,462
USD	249,887,426	EUR	221,900,000	Goldman Sachs International	12/9/2015	5,746,671	—	5,746,671
USD	200,268,461	EUR	177,604,919	Barclays Bank PLC	1/14/2016	4,692,865	—	4,692,865
USD	480,135,490	EUR	429,378,641	Barclays Bank PLC	1/15/2016	7,300,599	—	7,300,599
USD	1,590,988	EUR	1,398,698	BNP Paribas SA	1/15/2016	50,732	—	50,732
USD	578,363	EUR	504,420	Citibank N.A.	1/15/2016	22,892	—	22,892
USD	809,470	EUR	710,753	HSBC Bank PLC	1/15/2016	26,784	—	26,784
USD	2,390,829	EUR	2,102,310	UBS AG	1/15/2016	75,750	—	75,750
USD	108,286,790	EUR	96,000,000	Barclays Bank PLC	1/19/2016	2,561,731	—	2,561,731
USD	57,916,235	EUR	51,400,000	Merrill Lynch International	1/19/2016	1,309,276	—	1,309,276
USD	82,060,093	EUR	72,211,944	Citibank N.A.	1/21/2016	2,529,440	—	2,529,440
USD	249,364,457	EUR	218,962,788	Goldman Sachs International	1/27/2016	8,178,368	—	8,178,368
USD	163,765,139	EUR	143,883,137	Citibank N.A.	1/28/2016	5,275,366	—	5,275,366
USD	21,959,480	EUR	20,000,000	Merrill Lynch International	2/4/2016	—	(74,372)	(74,372)
USD	42,118,098	EUR	38,000,000	UBS AG	2/4/2016	253,778	—	253,778
USD	231,669,774	EUR	210,000,000	Goldman Sachs International	2/8/2016	291,961	—	291,961
USD	63,250,740	GBP	40,636,144	Citibank N.A.	11/4/2015	606,732	—	606,732
USD	44,031,044	GBP	28,600,000	Royal Bank of Scotland PLC	11/4/2015	—	(58,242)	(58,242)
USD	236,670,957	GBP	155,000,000	Goldman Sachs International	12/9/2015	—	(2,233,105)	(2,233,105)
USD	238,170,956	GBP	155,900,000	Royal Bank of Scotland PLC	12/9/2015	—	(2,120,292)	(2,120,292)
USD	4,619,394	GBP	3,000,000	Royal Bank of Scotland PLC	12/16/2015	—	(4,506)	(4,506)
USD	9,168,764	GBP	6,050,921	Citibank N.A.	1/15/2016	—	(156,903)	(156,903)
USD	843,740	GBP	548,087	UBS AG	1/15/2016	—	(971)	(971)
USD	246,004	GBP	160,536	BNP Paribas SA	1/21/2016	—	(1,409)	(1,409)
USD	6,289,951	GBP	4,093,559	Royal Bank of Scotland PLC	1/21/2016	—	(18,917)	(18,917)
USD	8,438,096	GBP	5,550,864	BNP Paribas SA	1/22/2016	—	(116,697)	(116,697)
USD	2,819,644	GBP	1,852,222	Citibank N.A.	1/22/2016	—	(34,936)	(34,936)
USD	314,064	GBP	202,877	UBS AG	1/22/2016	1,397	—	1,397
USD	138,234,519	HKD	1,071,548,790	Merrill Lynch International	11/12/2015	—	(23,205)	(23,205)
USD	37,820,013	JPY	4,715,308,455	Barclays Bank PLC	11/12/2015	—	(1,259,129)	(1,259,129)
USD	33,556,706	JPY	4,025,000,000	Royal Bank of Scotland PLC	12/9/2015	185,724	—	185,724
USD	88,259,417	KRW	104,404,712,241	Barclays Bank PLC	11/5/2015	—	(3,313,538)	(3,313,538)
USD	88,071,797	KRW	104,404,712,241	Barclays Bank PLC	1/13/2016	—	(3,292,140)	(3,292,140)
USD	67,260,804	KRW	80,000,000,000	Morgan Stanley	1/13/2016	—	(2,746,716)	(2,746,716)
USD	96,794,781	KRW	110,985,863,277	Barclays Bank PLC	1/21/2016	—	(304,421)	(304,421)
USD	92,783,570	KRW	104,404,712,241	Barclays Bank PLC	1/28/2016	1,461,604	—	1,461,604
USD	91,683,611	KRW	104,404,712,241	Barclays Bank PLC	2/5/2016	378,349	—	378,349
USD	163,886,904	MXN	2,784,954,900	Barclays Bank PLC	11/17/2015	—	(4,538,132)	(4,538,132)
USD	4,257,072	NOK	35,262,413	Merrill Lynch International	11/12/2015	107,593	—	107,593
USD	6,304,998	NOK	52,350,000	BNP Paribas SA	12/9/2015	147,503	—	147,503
USD	3,774,252	RUB	249,959,300	BNP Paribas SA	11/20/2015	—	(121,394)	(121,394)
USD	43,471,258	SEK	378,660,917	Royal Bank of Scotland PLC	11/12/2015	—	(858,647)	(858,647)
USD	8,899,285	SEK	75,000,000	Deutsche Bank AG	12/9/2015	113,414	—	113,414
USD	1,580,697	SGD	2,200,000	Royal Bank of Scotland PLC	11/12/2015	10,759	—	10,759

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	81,395,349	SGD	114,800,000	BNP Paribas SA	11/25/2015	—	(490,690)	(490,690)
USD	48,757,317	SGD	69,800,000	Citibank N.A.	11/25/2015	—	(1,030,536)	(1,030,536)
USD	81,626,094	SGD	114,800,000	BNP Paribas SA	11/27/2015	—	(254,374)	(254,374)
USD	48,833,386	SGD	69,800,000	Citibank N.A.	11/27/2015	—	(951,080)	(951,080)
USD	81,566,242	SGD	114,800,000	BNP Paribas SA	11/30/2015	—	(305,869)	(305,869)
USD	48,894,104	SGD	69,800,000	Citibank N.A.	11/30/2015	—	(885,281)	(885,281)
USD	81,030,570	SGD	114,800,000	BNP Paribas SA	12/1/2015	—	(838,756)	(838,756)
USD	48,928,549	SGD	69,800,000	Citibank N.A.	12/1/2015	—	(849,142)	(849,142)
USD	80,693,134	SGD	114,800,000	BNP Paribas SA	12/2/2015	—	(1,173,406)	(1,173,406)
USD	48,616,383	SGD	69,800,000	Citibank N.A.	12/2/2015	—	(1,159,615)	(1,159,615)
USD	945,037	SGD	1,345,000	HSBC Bank PLC	12/9/2015	—	(13,869)	(13,869)
USD	65,645,491	SGD	91,840,000	BNP Paribas SA	2/25/2016	314,165	—	314,165
USD	50,514,974	SGD	70,946,400	BNP Paribas SA	2/26/2016	47,688	—	47,688
						90,368,110	(39,359,572)	51,008,538

Currency Abbreviation
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	RUB	Russian Ruble
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
INR	Indian Rupee	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2015, the fund used purchased options to manage duration of the fund, manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies and maintain diversity and liquidity of the fund.

During the period ended October 31, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies and maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended October 31, 2015 and the contracts held at October 31, 2015.

	Number of contracts*	Notional amount*	Premiums received
Outstanding, beginning of period	2,659	282,423,935	$12,829,557
Options written	471	—	258,155
Option closed	—	(5,110)	(688,795)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	3,130	282,418,825	$12,398,917

*The amounts for options on securities represent number of contracts. The amounts for foreign currency options represent notional amount.

Options on securities (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Apple, Inc. CBOE FLEX	Morgan Stanley	$125.00	Jun 2016	3,130	$3,397,236	($2,284,907)

Foreign currency options (OTC)

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Puts
Euro versus U.S. Dollar	BNP Paribas SA	1.05	Mar 2016	USD	86,051,295	$2,613,879	($1,058,671)
Euro versus U.S. Dollar	BNP Paribas SA	1.05	Apr 2016	USD	196,367,530	6,387,802	(2,563,618)
Total						$9,001,681	($3,622,289)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2015, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. The following table summarizes the interest rate swap contracts held as of October 31, 2015.

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	380,770,000	AUD	$344,006,071	BBSW	Fixed 4.2000%	Dec 2017	—	$11,346,421	$11,346,421
	380,770,000	AUD	276,439,114	Fixed 4.2000%	BBSW	Dec 2017	($11,392,642)	46,221	(11,346,421)
	190,385,000	AUD	174,345,238	BBSW	Fixed 4.2000%	Dec 2017	—	5,672,898	5,672,898
	190,385,000	AUD	137,400,586	Fixed 4.2000%	BBSW	Dec 2017	(5,637,350)	(35,548)	(5,672,898)
	193,000,000	AUD	175,398,418	BBSW	Fixed 4.0150%	Mar 2018	—	5,199,796	5,199,796
	374,000,000	AUD	342,696,084	BBSW	Fixed 3.5200%	Sep 2018	—	7,807,373	7,807,373
	38,372,000	AUD	33,504,500	BBSW	Fixed 3.4825%	Oct 2018	—	700,847	700,847
	117,248,000	AUD	101,689,153	BBSW	Fixed 3.4450%	Oct 2018	—	2,080,378	2,080,378
	42,280,000	AUD	37,337,454	BBSW	Fixed 3.2775%	Oct 2018	—	644,094	644,094
	25,535,000	AUD	22,044,363	BBSW	Fixed 3.2750%	Nov 2018	—	386,446	386,446
	24,684,000	AUD	21,467,671	BBSW	Fixed 3.2650%	Nov 2018	—	368,474	368,474
	25,535,000	AUD	22,253,751	BBSW	Fixed 3.2700%	Nov 2018	—	382,928	382,928
	42,558,000	AUD	37,089,295	BBSW	Fixed 3.2750%	Nov 2018	—	641,127	641,127
	25,535,000	AUD	22,260,134	BBSW	Fixed 3.2875%	Nov 2018	—	389,055	389,055
	42,558,000	AUD	37,276,547	BBSW	Fixed 3.2525%	Nov 2018	—	628,035	628,035
	75,116,000	AUD	65,422,254	BBSW	Fixed 3.2280%	Nov 2018	—	1,081,116	1,081,116
	42,558,000	AUD	36,661,604	BBSW	Fixed 3.2000%	Nov 2018	—	594,513	594,513
	42,558,000	AUD	36,723,293	BBSW	Fixed 3.2025%	Nov 2018	—	595,972	595,972
	42,558,000	AUD	37,136,126	BBSW	Fixed 3.2300%	Nov 2018	—	612,011	612,011
	24,258,000	AUD	21,167,539	BBSW	Fixed 3.2350%	Nov 2018	—	350,506	350,506
	92,532,000	AUD	73,488,896	BBSW	Fixed 2.7750%	May 2019	—	608,489	608,489
	138,798,000	AUD	110,649,798	BBSW	Fixed 2.8900%	May 2019	—	1,129,512	1,129,512
	138,798,000	AUD	109,692,083	BBSW	Fixed 2.9075%	May 2019	—	1,162,501	1,162,501

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	92,532,000	AUD	73,378,112	BBSW	Fixed 2.8325%	May 2019	—	678,056	678,056
	46,266,000	AUD	36,689,056	BBSW	Fixed 2.8350%	May 2019	—	340,605	340,605
	46,266,000	AUD	36,517,621	BBSW	Fixed 2.8225%	May 2019	—	332,064	332,064
	76,808,000	AUD	61,338,934	BBSW	Fixed 2.9612%	May 2019	—	693,585	693,585
	48,150,000	AUD	37,361,553	BBSW	Fixed 2.9983%	Jun 2019	—	444,277	444,277
	48,148,050	AUD	37,389,284	BBSW	Fixed 2.9008%	Jun 2019	—	379,418	379,418
	16,049,350	AUD	12,427,773	BBSW	Fixed 2.9000%	Jun 2019	—	125,791	125,791
	48,148,100	AUD	37,240,102	BBSW	Fixed 2.9000%	Jun 2019	—	374,056	374,056
	16,049,400	AUD	12,364,429	BBSW	Fixed 2.9000%	Jun 2019	—	124,685	124,685
	27,746,800	AUD	21,476,018	BBSW	Fixed 2.9000%	Jun 2019	—	215,561	215,561
	16,049,400	AUD	12,413,393	BBSW	Fixed 2.9025%	Jun 2019	—	125,229	125,229
	160,493,570	AUD	122,873,416	BBSW	Fixed 2.9040%	Jun 2019	—	1,250,617	1,250,617
	32,099,000	AUD	24,555,726	BBSW	Fixed 2.9000%	Jul 2109	—	247,331	247,331
	32,099,000	AUD	23,435,401	BBSW	Fixed 2.7500%	Aug 2019	—	169,057	169,057
	386,506,000	AUD	280,603,451	BBSW	Fixed 2.4550%	Oct 2019	—	283,141	283,141
	310,494,000	AUD	224,083,082	BBSW	Fixed 2.4250%	Oct 2019	—	49,774	49,774
	71,946,000	EUR	80,928,224	6 Month EURIBOR	Fixed 1.6077%	Oct 2025	—	267,980	267,980
	23,982,000	EUR	26,833,607	6 Month EURIBOR	Fixed 1.6133%	Oct 2025	—	93,169	93,169
	39,970,000	EUR	44,784,314	6 Month EURIBOR	Fixed 1.5272%	Oct 2025	—	(28,200)	(28,200)
	47,964,000	EUR	54,096,364	6 Month EURIBOR	Fixed 1.5935%	Oct 2025	—	131,785	131,785
	15,988,000	EUR	17,974,547	6 Month EURIBOR	Fixed 1.6245%	Oct 2025	—	69,715	69,715
	31,976,000	EUR	36,051,231	6 Month EURIBOR	Fixed 1.5728%	Oct 2025	—	48,433	48,433
	23,982,000	EUR	27,232,777	6 Month EURIBOR	Fixed 1.6227%	Oct 2025	—	99,293	99,293
	71,946,000	EUR	81,914,131	6 Month EURIBOR	Fixed 1.5761%	Oct 2025	—	115,208	115,208
	15,988,000	EUR	18,355,070	6 Month EURIBOR	Fixed 1.5600%	Oct 2025	—	11,459	11,459
	7,994,000	EUR	9,094,012	6 Month EURIBOR	Fixed 1.5520%	Oct 2025	—	1,508	1,508
	31,976,000	EUR	36,262,191	6 Month EURIBOR	Fixed 1.6460%	Oct 2025	—	162,756	162,756
	63,952,000	EUR	72,518,625	6 Month EURIBOR	Fixed 1.6149%	Oct 2025	—	217,902	217,902
	7,994,000	EUR	8,880,150	6 Month EURIBOR	Fixed 1.5820%	Oct 2025	—	12,469	12,469
	37,900,000	GBP	58,790,680	Fixed 2.3825%	6 Month LIBOR	Jul 2021	—	(609,901)	(609,901)
	37,900,000	GBP	59,146,665	Fixed 2.3800%	6 Month LIBOR	Jul 2021	—	(598,461)	(598,461)
	28,750,300	GBP	43,505,031	6 Month LIBOR	Fixed 2.3608%	Jul 2021	528,988	(104,311)	424,677
	86,249,700	GBP	130,693,245	6 Month LIBOR	Fixed 2.3608%	Jul 2021	1,526,324	(252,310)	1,274,014
	115,000,000	GBP	178,457,814	Fixed 2.3608%	6 Month LIBOR	Jul 2021	—	(1,698,691)	(1,698,691)
	37,900,000	GBP	59,144,819	Fixed 2.3875%	6 Month LIBOR	Jul 2021	—	(604,397)	(604,397)
	46,750,900	GBP	71,620,351	6 Month LIBOR	Fixed 2.3145%	Jul 2021	685,391	(91,210)	594,181
	47,916,500	GBP	73,034,538	6 Month LIBOR	Fixed 2.3145%	Jul 2021	806,271	(197,276)	608,995
	47,916,500	GBP	72,741,833	6 Month LIBOR	Fixed 2.3145%	Jul 2021	943,213	(334,218)	608,995
	9,583,300	GBP	14,606,908	6 Month LIBOR	Fixed 2.3145%	Jul 2021	165,138	(43,339)	121,799
	19,166,600	GBP	29,378,602	6 Month LIBOR	Fixed 2.3145%	Jul 2021	302,863	(59,265)	243,598
	38,333,200	GBP	58,873,616	6 Month LIBOR	Fixed 2.3145%	Jul 2021	641,196	(154,000)	487,196
	209,667,000	GBP	325,181,072	Fixed 2.3145%	6 Month LIBOR	Jul 2021	—	(2,664,763)	(2,664,763)
	19,166,600	GBP	29,680,227	6 Month LIBOR	Fixed 2.2709%	Jul 2021	322,115	(116,967)	205,148
	50,958,200	GBP	78,570,085	6 Month LIBOR	Fixed 2.2709%	Jul 2021	723,660	(178,233)	545,427
	86,249,700	GBP	131,634,718	6 Month LIBOR	Fixed 2.2709%	Jul 2021	1,313,112	(389,945)	923,167
	9,583,300	GBP	14,839,654	6 Month LIBOR	Fixed 2.2709%	Jul 2021	183,106	(80,532)	102,574
	38,333,200	GBP	59,201,853	6 Month LIBOR	Fixed 2.2709%	Jul 2021	489,138	(78,841)	410,297
	204,291,000	GBP	317,898,324	Fixed 2.2709%	6 Month LIBOR	Jul 2021	—	(2,186,614)	(2,186,614)
	38,333,200	GBP	59,104,183	6 Month LIBOR	Fixed 2.3463%	Jul 2021	702,066	(167,500)	534,566
	9,583,300	GBP	14,752,163	6 Month LIBOR	Fixed 2.3463%	Jul 2021	177,983	(44,342)	133,641
	163,432,000	GBP	255,107,393	Fixed 2.3463%	6 Month LIBOR	Jul 2021	—	(2,279,099)	(2,279,099)
	113,910,000	GBP	177,407,800	Fixed 2.2333%	6 Month LIBOR	Aug 2021	—	(998,758)	(998,758)
	40,660,000	GBP	63,386,649	Fixed 2.2700%	6 Month LIBOR	Aug 2021	—	(417,582)	(417,582)
	40,660,000	GBP	63,523,310	Fixed 2.1350%	6 Month LIBOR	Aug 2021	—	(172,705)	(172,705)
	121,980,000	GBP	190,569,929	Fixed 2.1817%	6 Month LIBOR	Aug 2021	—	(768,759)	(768,759)
	81,320,000	GBP	126,981,153	Fixed 2.2458%	6 Month LIBOR	Aug 2021	—	(741,681)	(741,681)

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	121,981,000	GBP	190,034,118	Fixed 2.2750%	6 Month LIBOR	Aug 2021	—	(1,269,510)	(1,269,510)
	81,320,000	GBP	126,753,538	Fixed 2.2310%	6 Month LIBOR	Aug 2021	—	(679,702)	(679,702)
	243,960,000	GBP	382,820,469	Fixed 2.1777%	6 Month LIBOR	Aug 2021	—	(1,446,731)	(1,446,731)
	40,660,000	GBP	63,803,411	Fixed 2.2020%	6 Month LIBOR	Aug 2021	—	(284,635)	(284,635)
	81,320,000	GBP	127,378,957	Fixed 2.2635%	6 Month LIBOR	Aug 2021	—	(789,243)	(789,243)
	165,589,000	GBP	259,918,692	Fixed 2.1388%	6 Month LIBOR	Aug 2021	—	(692,422)	(692,422)
	38,123,400	GBP	57,688,432	Fixed 2.2773%	6 Month LIBOR	Oct 2025	—	318,320	318,320
	114,370,200	GBP	173,303,937	Fixed 2.2981%	6 Month LIBOR	Oct 2025	—	790,989	790,989
	63,539,000	GBP	96,458,283	Fixed 2.2026%	6 Month LIBOR	Oct 2025	—	858,650	858,650
	76,246,800	GBP	116,215,705	Fixed 2.3090%	6 Month LIBOR	Oct 2025	—	474,797	474,797
	25,415,600	GBP	38,957,082	Fixed 2.3355%	6 Month LIBOR	Oct 2025	—	112,221	112,221
	50,831,200	GBP	78,068,529	Fixed 2.3045%	6 Month LIBOR	Oct 2025	—	333,614	333,614
	38,123,400	GBP	58,403,395	Fixed 2.3653%	6 Month LIBOR	Oct 2025	—	90,989	90,989
	114,370,200	GBP	174,552,364	Fixed 2.3100%	6 Month LIBOR	Oct 2025	—	714,329	714,329
	25,415,600	GBP	39,357,047	Fixed 2.2915%	6 Month LIBOR	Oct 2025	—	191,448	191,448
	12,707,800	GBP	19,677,914	Fixed 2.2640%	6 Month LIBOR	Oct 2025	—	119,977	119,977
	50,831,200	GBP	78,503,784	Fixed 2.3935%	6 Month LIBOR	Oct 2025	—	29,707	29,707
	101,662,400	GBP	156,748,539	Fixed 2.3561%	6 Month LIBOR	Oct 2025	—	322,346	322,346
	12,707,800	GBP	19,561,898	Fixed 2.3320%	6 Month LIBOR	Oct 2025	—	61,553	61,553
	49,743,000	USD	49,743,000	Fixed 1.2400%	3 Month LIBOR	Dec 2016	—	(308,790)	(308,790)
	126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(815,764)	(815,764)
	126,049,000	USD	126,049,000	Fixed 1.2725%	3 Month LIBOR	Dec 2016	—	(815,764)	(815,764)
	126,049,000	USD	126,049,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(755,399)	(755,399)
	252,098,000	USD	252,098,000	Fixed 1.2280%	3 Month LIBOR	Dec 2016	—	(1,510,798)	(1,510,798)
	126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(751,781)	(751,781)
	126,049,000	USD	126,049,000	Fixed 1.2250%	3 Month LIBOR	Dec 2016	—	(751,781)	(751,781)
	126,049,000	USD	126,049,000	Fixed 1.1575%	3 Month LIBOR	Dec 2016	—	(663,472)	(663,472)
	126,049,000	USD	126,049,000	Fixed 1.1850%	3 Month LIBOR	Dec 2016	—	(698,122)	(698,122)
	126,049,000	USD	126,049,000	Fixed 1.2050%	3 Month LIBOR	Dec 2016	—	(716,664)	(716,664)
	126,049,000	USD	126,049,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(815,171)	(815,171)
	120,285,000	USD	120,285,000	Fixed 1.2850%	3 Month LIBOR	Dec 2016	—	(775,983)	(775,983)
	120,285,000	USD	120,285,000	Fixed 1.3000%	3 Month LIBOR	Dec 2016	—	(793,965)	(793,965)
	240,570,000	USD	240,570,000	Fixed 1.3300%	3 Month LIBOR	Dec 2016	—	(1,666,477)	(1,666,477)
	134,430,000	USD	134,430,000	Fixed 1.2450%	3 Month LIBOR	Jan 2017	—	(769,787)	(769,787)
	134,430,000	USD	134,430,000	Fixed 1.2700%	3 Month LIBOR	Jan 2017	—	(803,273)	(803,273)
	148,046,000	USD	148,046,000	Fixed 1.1475%	3 Month LIBOR	Jan 2017	—	(697,918)	(697,918)
	271,954,000	USD	271,954,000	Fixed 1.0765%	3 Month LIBOR	Jan 2017	—	(1,068,534)	(1,068,534)
	175,236,000	USD	175,236,000	Fixed 1.0380%	3 Month LIBOR	Jan 2017	—	(618,355)	(618,355)
	175,236,000	USD	175,236,000	Fixed 1.0428%	3 Month LIBOR	Jan 2017	—	(621,124)	(621,124)
	116,824,000	USD	116,824,000	Fixed 1.0575%	3 Month LIBOR	Jan 2017	—	(425,590)	(425,590)
	116,824,000	USD	116,824,000	Fixed 1.1250%	3 Month LIBOR	Jan 2017	—	(502,250)	(502,250)
	56,064,000	USD	56,064,000	Fixed 1.0830%	3 Month LIBOR	Feb 2017	—	(205,480)	(205,480)
	262,120,000	USD	262,120,000	Fixed 1.3700%	3 Month LIBOR	Feb 2017	—	(1,648,604)	(1,648,604)
	56,064,000	USD	56,064,000	Fixed 1.4100%	3 Month LIBOR	Feb 2017	—	(374,939)	(374,939)
	209,696,000	USD	209,696,000	Fixed 1.3075%	3 Month LIBOR	Feb 2017	—	(1,185,453)	(1,185,453)
	40,866,000	USD	40,866,000	Fixed 1.3170%	3 Month LIBOR	Feb 2017	—	(234,179)	(234,179)
	48,823,000	USD	48,823,000	Fixed 1.3250%	3 Month LIBOR	Feb 2017	—	(283,686)	(283,686)
	81,732,000	USD	81,732,000	Fixed 1.2850%	3 Month LIBOR	Feb 2017	—	(440,119)	(440,119)
	81,732,000	USD	81,732,000	Fixed 1.2615%	3 Month LIBOR	Mar 2017	—	(416,220)	(416,220)
	122,598,000	USD	122,598,000	Fixed 1.3070%	3 Month LIBOR	Mar 2017	—	(677,256)	(677,256)
	163,464,000	USD	163,464,000	Fixed 1.3480%	3 Month LIBOR	Mar 2017	—	(959,550)	(959,550)
	81,732,000	USD	81,732,000	Fixed 1.3300%	3 Month LIBOR	Mar 2017	—	(462,374)	(462,374)
	81,732,000	USD	81,732,000	Fixed 1.4110%	3 Month LIBOR	Mar 2017	—	(526,411)	(526,411)
	81,732,000	USD	81,732,000	Fixed 1.4073%	3 Month LIBOR	Mar 2017	—	(518,263)	(518,263)
	127,589,000	USD	127,589,000	Fixed 1.3520%	3 Month LIBOR	Mar 2017	—	(734,517)	(734,517)
	500,000,000	USD	500,000,000	Fixed 1.2980%	3 Month LIBOR	May 2017	—	(1,988,850)	(1,988,850)

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	158,650,000	USD	158,650,000	Fixed 1.4150%	3 Month LIBOR	Jun 2017	—	(773,577)	(773,577)
	22,854,000	USD	22,854,000	3 Month LIBOR	Fixed 2.9650%	Dec 2024	—	395,520	395,520
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9763%	Dec 2024	—	1,034,088	1,034,088
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9775%	Dec 2024	—	1,037,349	1,037,349
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	765,836	765,836
	116,240,000	USD	116,240,000	3 Month LIBOR	Fixed 2.8750%	Dec 2024	—	1,531,671	1,531,671
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8550%	Dec 2024	—	712,528	712,528
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.8600%	Dec 2024	—	725,582	725,582
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	515,687	515,687
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7800%	Dec 2024	—	515,687	515,687
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.7850%	Dec 2024	—	527,642	527,642
	58,120,000	USD	58,120,000	3 Month LIBOR	Fixed 2.9000%	Dec 2024	—	823,927	823,927
	55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9100%	Dec 2024	—	810,578	810,578
	55,423,000	USD	55,423,000	3 Month LIBOR	Fixed 2.9200%	Dec 2024	—	835,463	835,463
	110,846,000	USD	110,846,000	3 Month LIBOR	Fixed 2.8800%	Dec 2024	—	1,469,718	1,469,718
	93,064,000	USD	93,064,000	3 Month LIBOR	Fixed 2.7523%	Mar 2025	—	595,712	595,712
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.9110%	Mar 2025	—	624,338	624,338
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.806%	Mar 2025	—	405,298	405,298
	46,532,000	USD	46,532,000	3 Month LIBOR	Fixed 2.7853%	Mar 2025	—	360,711	360,711
	40,334,000	USD	40,334,000	3 Month LIBOR	Fixed 2.7150%	Mar 2025	—	184,226	184,226
	78,200,000	USD	78,200,000	3 Month LIBOR	Fixed 3.1542%	Jun 2025	—	1,775,046	1,775,046
	77,781,000	USD	77,781,000	3 Month LIBOR	Fixed 3.2842%	Jul 2025	—	2,179,774	2,179,774
	104,003,000	USD	104,003,000	3 Month LIBOR	Fixed 3.3138%	Jul 2025	—	3,049,118	3,049,118
	156,004,000	USD	156,004,000	3 Month LIBOR	Fixed 3.2908%	Jul 2025	—	4,412,682	4,412,682
	130,004,000	USD	130,004,000	3 Month LIBOR	Fixed 3.2560%	Jul 2025	—	3,474,994	3,474,994
	52,748,000	USD	52,748,000	3 Month LIBOR	Fixed 3.2062%	Jul 2025	—	1,291,751	1,291,751
	50,895,000	USD	50,895,000	3 Month LIBOR	Fixed 3.1613%	Jul 2025	—	1,142,908	1,142,908
	208,006,000	USD	208,006,000	3 Month LIBOR	Fixed 3.1769%	Jul 2025	—	4,811,491	4,811,491
	82,459,000	USD	82,459,000	3 Month LIBOR	Fixed 3.0583%	Aug 2025	—	1,262,043	1,262,043
	189,928,000	USD	189,928,000	3 Month LIBOR	Fixed 2.9414%	Sep 2025	—	2,309,923	2,309,923
	59,746,000	USD	59,746,000	3 Month LIBOR	Fixed 2.9075%	Sep 2025	—	636,104	636,104
	127,238,000	USD	127,238,000	3 Month LIBOR	Fixed 2.8938%	Sep 2025	—	1,275,523	1,275,523
	102,688,000	USD	102,688,000	3 Month LIBOR	Fixed 2.8878%	Sep 2025	—	1,000,931	1,000,931
	87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7456%	Oct 2025	—	272,476	272,476
	29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.6977%	Oct 2025	—	27,770	27,770
	63,600,000	USD	63,600,000	Fixed 2.0112%	3 Month LIBOR	Oct 2025	—	174,694	174,694
	48,678,500	USD	48,678,500	3 Month LIBOR	Fixed 2.6484%	Oct 2025	—	(59,904)	(59,904)
	58,414,200	USD	58,414,200	3 Month LIBOR	Fixed 2.7426%	Oct 2025	—	168,899	168,899
	19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.7585%	Oct 2025	—	69,653	69,653
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7170%	Oct 2025	—	66,222	66,222
	29,207,100	USD	29,207,100	3 Month LIBOR	Fixed 2.7740%	Oct 2025	—	123,020	123,020
	87,621,300	USD	87,621,300	3 Month LIBOR	Fixed 2.7111%	Oct 2025	—	124,159	124,159
	19,471,400	USD	19,471,400	3 Month LIBOR	Fixed 2.6755%	Oct 2025	—	(3,197)	(3,197)
	79,400,000	USD	79,400,000	Fixed 2.0057%	3 Month LIBOR	Oct 2025	—	311,875	311,875
	9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6130%	Oct 2025	—	(28,768)	(28,768)
	38,942,800	USD	38,942,800	3 Month LIBOR	Fixed 2.7185%	Oct 2025	—	64,439	64,439
	77,885,600	USD	77,885,600	3 Month LIBOR	Fixed 2.6850%	Oct 2025	—	12,960	12,960
	9,735,700	USD	9,735,700	3 Month LIBOR	Fixed 2.6720%	Oct 2025	—	(4,312)	(4,312)
	36,700,000	USD	36,700,000	Fixed 2.4167%	3 Month LIBOR	Oct 2035	—	91,574	91,574
	44,700,000	USD	44,700,000	Fixed 2.4032%	3 Month LIBOR	Oct 2035	—	241,911	241,911
	62,500,000	USD	62,500,000	Fixed 3.6975%	3 Month LIBOR	Sep 2044	—	(3,144,125)	(3,144,125)
	62,500,000	USD	62,500,000	Fixed 3.7150%	3 Month LIBOR	Sep 2044	—	(3,206,819)	(3,206,819)
	31,250,000	USD	31,250,000	Fixed 3.7350%	3 Month LIBOR	Sep 2044	—	(1,639,234)	(1,639,234)
	62,500,000	USD	62,500,000	Fixed 3.7360%	3 Month LIBOR	Sep 2044	—	(3,282,050)	(3,282,050)
	62,500,000	USD	62,500,000	Fixed 3.7445%	3 Month LIBOR	Sep 2044	—	(3,311,544)	(3,311,544)
	31,250,000	USD	31,250,000	Fixed 3.7550%	3 Month LIBOR	Sep 2044	—	(1,674,575)	(1,674,575)

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	156,250,000	USD	156,250,000	Fixed 3.7358%	3 Month LIBOR	Sep 2044	—	(8,199,875)	(8,199,875)
	31,250,000	USD	31,250,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(1,477,706)	(1,477,706)
	62,500,000	USD	62,500,000	Fixed 3.6450%	3 Month LIBOR	Sep 2044	—	(2,955,413)	(2,955,413)
	62,500,000	USD	62,500,000	Fixed 3.6495%	3 Month LIBOR	Sep 2044	—	(2,971,531)	(2,971,531)
	125,000,000	USD	125,000,000	Fixed 3.7413%	3 Month LIBOR	Sep 2044	—	(6,600,138)	(6,600,138)
	93,750,000	USD	93,750,000	Fixed 3.6192%	3 Month LIBOR	Sep 2044	—	(4,293,291)	(4,293,291)
	93,750,000	USD	93,750,000	Fixed 3.6316%	3 Month LIBOR	Sep 2044	—	(4,371,188)	(4,371,188)
	26,250,000	USD	26,250,000	Fixed 3.5125%	3 Month LIBOR	Oct 2044	—	(1,041,516)	(1,041,516)
	26,250,000	USD	26,250,000	Fixed 3.4750%	3 Month LIBOR	Oct 2044	—	(985,152)	(985,152)
	26,250,000	USD	26,250,000	Fixed 3.5075%	3 Month LIBOR	Oct 2044	—	(1,033,980)	(1,033,980)
	6,044,000	USD	6,044,000	Fixed 3.2050%	3 Month LIBOR	Dec 2044	—	(189,722)	(189,722)
	15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(486,298)	(486,298)
	15,724,000	USD	15,724,000	Fixed 3.2000%	3 Month LIBOR	Dec 2044	—	(486,298)	(486,298)
	15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(321,046)	(321,046)
	15,724,000	USD	15,724,000	Fixed 3.0850%	3 Month LIBOR	Dec 2044	—	(321,046)	(321,046)
	15,724,000	USD	15,724,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(374,299)	(374,299)
	31,448,000	USD	31,448,000	Fixed 3.1220%	3 Month LIBOR	Dec 2044	—	(748,598)	(748,598)
	15,724,000	USD	15,724,000	Fixed 2.9900%	3 Month LIBOR	Dec 2044	—	(184,288)	(184,288)
	15,724,000	USD	15,724,000	Fixed 3.0150%	3 Month LIBOR	Dec 2044	—	(220,262)	(220,262)
	15,724,000	USD	15,724,000	Fixed 3.0000%	3 Month LIBOR	Dec 2044	—	(198,657)	(198,657)
	15,724,000	USD	15,724,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(256,598)	(256,598)
	23,214,000	USD	23,214,000	Fixed 3.0400%	3 Month LIBOR	Dec 2044	—	(378,827)	(378,827)
	11,607,000	USD	11,607,000	Fixed 3.0700%	3 Month LIBOR	Dec 2044	—	(221,279)	(221,279)
	11,607,000	USD	11,607,000	Fixed 3.0950%	3 Month LIBOR	Dec 2044	—	(247,835)	(247,835)
	9,286,000	USD	9,286,000	Fixed 2.8000%	3 Month LIBOR	Jan 2045	—	51,678	51,678
	9,286,000	USD	9,286,000	Fixed 2.8150%	3 Month LIBOR	Jan 2045	—	38,952	38,952
	4,237,000	USD	4,237,000	Fixed 2.7170%	3 Month LIBOR	Jan 2045	—	55,694	55,694
	7,763,000	USD	7,763,000	Fixed 2.6481%	3 Month LIBOR	Jan 2045	—	150,816	150,816
	14,604,000	USD	14,604,000	Fixed 2.6552%	3 Month LIBOR	Jan 2045	—	273,983	273,983
	14,604,000	USD	14,604,000	Fixed 2.5988%	3 Month LIBOR	Jan 2045	—	349,100	349,100
	9,736,000	USD	9,736,000	Fixed 2.5750%	3 Month LIBOR	Jan 2045	—	253,752	253,752
	9,736,000	USD	9,736,000	Fixed 2.7030%	3 Month LIBOR	Jan 2045	—	139,909	139,909
	4,445,000	USD	4,445,000	Fixed 2.5270%	3 Month LIBOR	Feb 2045	—	135,053	135,053
	4,445,000	USD	4,445,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	16,094	16,094
	24,196,000	USD	24,196,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	87,609	87,609
	7,129,000	USD	7,129,000	Fixed 2.8270%	3 Month LIBOR	Feb 2045	—	21,165	21,165
	4,566,000	USD	4,566,000	Fixed 2.8500%	3 Month LIBOR	Feb 2045	—	3,991	3,991
	19,357,000	USD	19,357,000	Fixed 2.8888%	3 Month LIBOR	Feb 2045	—	(51,399)	(51,399)
	14,258,000	USD	14,258,000	Fixed 2.8200%	3 Month LIBOR	Feb 2045	—	51,382	51,382
	14,258,000	USD	14,258,000	Fixed 2.7640%	3 Month LIBOR	Mar 2045	—	124,154	124,154
	21,387,000	USD	21,387,000	Fixed 2.7761%	3 Month LIBOR	Mar 2045	—	162,676	162,676
	28,516,000	USD	28,516,000	Fixed 2.8363%	3 Month LIBOR	Mar 2045	—	60,716	60,716
	14,258,000	USD	14,258,000	Fixed 2.8633%	3 Month LIBOR	Mar 2045	—	(4,955)	(4,955)
	14,258,000	USD	14,258,000	Fixed 2.9560%	3 Month LIBOR	Mar 2045	—	(125,267)	(125,267)
	102,200,000	USD	102,200,000	Fixed 2.8170%	3 Month LIBOR	Mar 2045	—	(22,494)	(22,494)
	51,100,000	USD	51,100,000	Fixed 2.8663%	3 Month LIBOR	Mar 2045	—	(153,729)	(153,729)
	51,100,000	USD	51,100,000	Fixed 2.8813%	3 Month LIBOR	Mar 2045	—	(197,123)	(197,123)
	51,100,000	USD	51,100,000	Fixed 2.9000%	3 Month LIBOR	Mar 2045	—	(251,371)	(251,371)
	14,258,000	USD	14,258,000	Fixed 2.82955	3 Month LIBOR	Mar 2045	—	38,772	38,772
	17,112,000	USD	17,112,000	Fixed 2.7655%	3 Month LIBOR	Mar 2045	—	145,801	145,801
	75,000,000	USD	75,000,000	Fixed 2.9800%	3 Month LIBOR	May 2045	—	(843,368)	(843,368)
	219,000,000	USD	219,000,000	Fixed 3.1375%	3 Month LIBOR	Jun 2045	—	(4,041,098)	(4,041,098)
	109,500,000	USD	109,500,000	Fixed 3.1378%	3 Month LIBOR	Jun 2045	—	(2,022,476)	(2,022,476)
	109,500,000	USD	109,500,000	Fixed 3.2259%	3 Month LIBOR	Jun 2045	—	(2,564,632)	(2,564,632)
	80,000,000	USD	80,000,000	Fixed 3.1800%	3 Month LIBOR	Jun 2045	—	(1,667,168)	(1,667,168)
	79,300,000	USD	79,300,000	Fixed 3.1870%	3 Month LIBOR	Jun 2045	—	(2,370,975)	(2,370,975)

Exchange cleared swaps	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	116,500,000	USD	116,500,000	Fixed 3.2356%	3 Month LIBOR	Jun 2045	—	(2,792,307)	(2,792,307)
	120,400,000	USD	120,400,000	Fixed 3.2524%	3 Month LIBOR	Jun 2045	—	(2,999,489)	(2,999,489)
	58,300,000	USD	58,300,000	Fixed 3.2450%	3 Month LIBOR	Jun 2045	—	(1,434,611)	(1,434,611)
	43,700,000	USD	43,700,000	Fixed 3.2083%	3 Month LIBOR	Jul 2045	—	(980,720)	(980,720)
	72,800,000	USD	72,800,000	Fixed 3.2226%	3 Month LIBOR	Jul 2045	—	(1,692,141)	(1,692,141)
	14,600,000	USD	14,600,000	Fixed 3.2500%	3 Month LIBOR	Jul 2045	—	(361,830)	(361,830)
	80,000,000	USD	80,000,000	Fixed 3.1700%	3 Month LIBOR	Jul 2045	—	(1,623,472)	(1,623,472)
	85,800,000	USD	85,800,000	Fixed 2.5352%	3 Month LIBOR	Oct 2045	—	(174,404)	(174,404)
	56,300,000	USD	56,300,000	Fixed 2.5012%	3 Month LIBOR	Oct 2045	—	346,000	346,000
Total			$20,661,733,175				($7,519,428)	($30,666,956)	($38,186,384)

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2015 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 10-31-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared
	iTraxx Europe Crossover Series 24 5Y	2.975%	89,600,000	EUR	$100,311,234	5.000%	Dec 2020	$8,672,859	$1,056,457	$9,729,316
	CDX North America High Yield Series 25 5Y	4.224%	138,600,000	USD	138,600,000	5.000%	Dec 2020	(126,367)	5,281,531	5,155,164
					$238,911,234			$8,546,492	$6,337,988	$14,884,480

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended October 31, 2015, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity and liquidity of the fund. The following table summarizes the total return swap contracts held as of October 31, 2015.

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	Aegon NV	EURIBOR	EUR	19,505,422	6/6/2016	Morgan Stanley	$5,065	($1,231,836)	($1,226,771)
Pay	Aegon NV	EURIBOR	EUR	1,042,681	6/6/2016	Morgan Stanley	374	118,936	119,310
Pay	Allianz SE	LIBOR	CHF	6,058,657	10/6/2016	Morgan Stanley	1,757	(311,033)	(309,276)
Pay	Allianz SE	NIBOR	NOK	2,978,614	10/6/2016	Morgan Stanley	101	(18,532)	(18,431)
Pay	Assicurazioni Generali SpA	EURIBOR	EUR	4,759,829	6/6/2016	Morgan Stanley	1,671	542,977	544,648
Pay	Assicurazioni Generali SpA	LIBOR	CHF	14,919,520	6/6/2016	Morgan Stanley	2,895	(829,417)	(826,522)

Pay/ receive	Reference entity	Floating rate	Currency	Notional amount/ contract amount	Maturity date	Counterparty	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Pay	AXA SA	EURIBOR	EUR	3,633,166	10/6/2016	Morgan Stanley	1,149	(158,633)	(157,484)
Pay	AXA SA	EURIBOR	EUR	3,545,734	10/6/2016	Morgan Stanley	1,121	(346,141)	(345,020)
Pay	Baloise Holding AG	EURIBOR	EUR	41,125,670	6/6/2016	Morgan Stanley	8,582	(1,762,769)	(1,754,187)
Pay	Baloise Holding AG	NIBOR	NOK	21,990,911	6/6/2016	Morgan Stanley	591	(124,104)	(123,513)
Pay	Delta Lloyd NV	EURIBOR	EUR	1,168,955	10/6/2016	Morgan Stanley	369	142,419	142,788
Pay	Delta Lloyd NV	LIBOR	CHF	11,440,116	6/6/2016	Morgan Stanley	2,254	(498,576)	(496,322)
Pay	Delta Lloyd NV	LIBOR	CHF	36,837,668	6/6/2016	Morgan Stanley	8,204	(2,177,492)	(2,169,288)
Pay	Delta Lloyd NV	LIBOR	CHF	1,162,670	10/6/2016	Morgan Stanley	336	(40,521)	(40,185)
Pay	Hang Seng Index	EURIBOR	EUR	730,246	10/6/2016	Morgan Stanley	233	89,794	90,027
Pay	Hang Seng Index	LIBOR	CHF	7,805,089	10/6/2016	Morgan Stanley	2,252	(332,716)	(330,464)
Pay	iTraxx Total Return Index	EURIBOR	EUR	258,317	10/6/2016	Morgan Stanley	82	(19,891)	(19,809)
Pay	iTraxx Total Return Index	HIBOR	HKD	311,907,512	7/28/2016	BNP Paribas SA	—	3,008,125	3,008,125
Pay	iTraxx Total Return Index	LIBOR	CHF	1,891,971	10/6/2016	Morgan Stanley	549	(82,306)	(81,757)
Pay	iTraxx Total Return Index	LIBOR	USD	95,005,829	6/17/2016	BNP Paribas SA	—	1,264,174	1,264,174
Pay	iTraxx Total Return Index	LIBOR	USD	54,321,070	9/6/2016	Deutsche Bank AG	13,550	(2,335,954)	(2,322,404)
Pay	iTraxx Total Return Index	LIBOR	USD	64,814,107	9/6/2016	Deutsche Bank AG	15,848	(2,788,214)	(2,772,366)
Pay	iTraxx Total Return Index	LIBOR	USD	53,948,168	9/6/2016	Citibank N.A.	13,410	(2,319,122)	(2,305,712)
Pay	iTraxx Total Return Index	LIBOR	USD	37,859,483	9/6/2016	Citibank N.A.	9,424	(1,627,515)	(1,618,091)
Pay	iTraxx Total Return Index	LIBOR	USD	43,105,331	9/6/2016	Citibank N.A.	10,784	(1,853,080)	(1,842,296)
Pay	iTraxx Total Return Index	LIBOR	USD	124,108,894	12/16/2016	Goldman Sachs International	—	(1,175,569)	(1,175,569)
Pay	Muenchener Rueckver AG	EURIBOR	EUR	2,268,208	10/6/2016	Morgan Stanley	717	(146,935)	(146,218)
Pay	Muenchener Rueckver AG	EURIBOR	EUR	3,823,230	10/6/2016	Morgan Stanley	1,209	(474,809)	(473,600)
Pay	NN Group NV	EURIBOR	EUR	4,564,055	10/6/2016	Morgan Stanley	1,443	(390,484)	(389,041)
Pay	NN Group NV	EURIBOR	EUR	1,609,949	10/6/2016	Morgan Stanley	509	179,085	179,594
Pay	Russell 2000 Index	EURIBOR	EUR	1,264,138	10/6/2016	Morgan Stanley	399	(51,397)	(50,998)
Pay	Russell 2000 Index	NIBOR	NOK	3,960,498	10/6/2016	Morgan Stanley	136	(11,747)	(11,611)
Pay	Storebrand ASA	EURIBOR	EUR	41,841,675	6/6/2016	Morgan Stanley	8,561	(3,751,383)	(3,742,822)
Pay	Storebrand ASA	EURIBOR	EUR	42,202,052	6/6/2016	Morgan Stanley	8,498	(5,271,236)	(5,262,738)
Pay	Swiss Life Holding AG	EURIBOR	EUR	6,051,426	10/6/2016	Morgan Stanley	1,912	(298,635)	(296,723)
Pay	Swiss Life Holding AG	LIBOR	CHF	809,204	10/6/2016	Morgan Stanley	235	(29,605)	(29,370)
Pay	Zurich Insurance Group AG	EURIBOR	EUR	42,435,756	6/6/2016	Morgan Stanley	8,571	(4,177,748)	(4,169,177)
Pay	Zurich Insurance Group AG	EURIBOR	EUR	5,899,082	6/6/2016	Morgan Stanley	1,142	(483,088)	(481,946)
							$133,933	($29,774,978)	($29,641,045)

The following are abbreviations for the table above:
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate

Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended October 31, 2015, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets/volatility. The following table summarizes the variance swap contracts held as of October 31, 2015.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Bank PLC	FTSE 100	GBP	129,000	$192,668	Pay	Dec 2016	19.85%	($31,533)	($31,533)

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Bank PLC	Hang Seng Index	HKD	1,500,000	193,001	Rec	Dec 2016	27.75%	717,302	717,302
Barclays Bank PLC	KOSPI 200	KRW	220,000,000	194,700	Rec	Dec 2016	20.70%	(344,263)	(344,263)
Barclays Bank PLC	S&P 500 Index	USD	195,000	195,000	Pay	Dec 2016	20.80%	309,929	309,929
BNP Paribas SA	FTSE 100	GBP	377,000	635,302	Pay	Dec 2015	17.00%	931,806	931,806
BNP Paribas SA	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(64,863)	(64,863)
BNP Paribas SA	FTSE 100	GBP	50,000	82,727	Pay	Dec 2016	18.65%	(14,559)	(14,559)
BNP Paribas SA	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(53,451)	(53,451)
BNP Paribas SA	FTSE 100	GBP	141,044	220,466	Pay	Dec 2016	19.20%	(46,840)	(46,840)
BNP Paribas SA	Hang Seng Index	HKD	4,966,000	640,649	Rec	Dec 2015	26.00%	(547,380)	(547,380)
BNP Paribas SA	Hang Seng Index	HKD	2,000,000	258,062	Rec	Dec 2016	27.50%	523,540	523,540
BNP Paribas SA	Hang Seng Index	HKD	621,000	80,123	Rec	Dec 2016	27.25%	180,835	180,835
BNP Paribas SA	Hang Seng Index	HKD	1,400,000	180,639	Rec	Dec 2016	27.40%	400,486	400,486
BNP Paribas SA	Hang Seng Index	HKD	775,000	99,911	Rec	Dec 2016	25.20%	(160,868)	(160,868)
BNP Paribas SA	Hang Seng Index	HKD	1,712,500	220,825	Rec	Dec 2016	28.20%	523,429	523,429
BNP Paribas SA	KOSPI 200	KRW	315,000,000	293,214	Rec	Dec 2015	22.50%	(2,228,633)	(2,228,633)
BNP Paribas SA	KOSPI 200	KRW	300,000,000	293,100	Rec	Dec 2015	20.15%	(1,676,113)	(1,676,113)
BNP Paribas SA	KOSPI 200	KRW	330,000,000	321,750	Rec	Dec 2015	20.05%	(1,826,489)	(1,826,489)
BNP Paribas SA	KOSPI 200	KRW	60,000,000	58,800	Rec	Dec 2015	19.65%	(314,225)	(314,225)
BNP Paribas SA	KOSPI 200	KRW	300,000,000	281,400	Rec	Dec 2016	21.40%	(903,020)	(903,020)
BNP Paribas SA	KOSPI 200	KRW	452,261,307	404,581	Rec	Dec 2016	20.00%	(5,023)	(5,023)
BNP Paribas SA	KOSPI 200	KRW	151,515,152	137,885	Rec	Dec 2016	20.00%	21,430	21,430
BNP Paribas SA	S&P 500 Index	USD	300,000	300,000	Pay	Dec 2015	20.60%	1,751,163	1,751,163
BNP Paribas SA	S&P 500 Index	USD	300,000	300,000	Pay	Dec 2015	18.30%	1,133,794	1,133,794
BNP Paribas SA	S&P 500 Index	USD	318,000	318,000	Pay	Dec 2015	18.20%	1,180,044	1,180,044
BNP Paribas SA	S&P 500 Index	USD	64,000	64,000	Pay	Dec 2015	17.75%	208,943	208,943
BNP Paribas SA	S&P 500 Index	USD	128,000	128,000	Pay	Dec 2016	19.20%	206,265	206,265
BNP Paribas SA	S&P 500 Index	USD	279,000	279,000	Pay	Dec 2016	21.10%	740,241	740,241
BNP Paribas SA	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	22.55%	470,353	470,353
BNP Paribas SA	S&P 500 Index	USD	402,000	402,000	Rec	Dec 2016	20.25%	(4,979)	(4,979)
BNP Paribas SA	S&P 500 Index	USD	136,000	136,000	Rec	Dec 2016	19.95%	(49,864)	(49,864)
Citibank N.A.	Hang Seng Index	HKD	120,000	15,481	Rec	Dec 2015	20.80%	(23,539)	(23,539)
Citibank N.A.	S&P 500 Index	USD	100,000	100,000	Pay	Dec 2015	18.00%	325,016	325,016
Goldman Sachs International	FTSE 100	GBP	57,000	96,988	Pay	Dec 2015	17.00%	101,797	101,797
Goldman Sachs International	FTSE 100	GBP	30,000	50,940	Pay	Dec 2015	17.20%	65,344	65,344
Goldman Sachs International	FTSE 100	GBP	50,000	84,805	Pay	Dec 2015	17.25%	111,048	111,048
Goldman Sachs International	FTSE 100	GBP	52,000	88,551	Pay	Dec 2015	16.85%	80,270	80,270
Goldman Sachs International	FTSE 100	GBP	22,800	38,826	Pay	Dec 2015	16.95%	36,878	36,878
Goldman Sachs International	FTSE 100	GBP	112,500	191,020	Pay	Dec 2015	16.95%	185,366	185,366
Goldman Sachs International	FTSE 100	GBP	126,700	217,341	Pay	Dec 2015	16.75%	146,265	146,265
Goldman Sachs International	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	93,136	93,136
Goldman Sachs International	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	31,877	31,877
Goldman Sachs International	FTSE 100	GBP	72,000	113,011	Pay	Dec 2016	19.20%	(27,944)	(27,944)
Goldman Sachs International	FTSE 100	GBP	85,000	126,068	Pay	Dec 2016	19.70%	(46,670)	(46,670)
Goldman Sachs International	Hang Seng Index	HKD	750,000	96,756	Rec	Dec 2015	25.90%	(1,394)	(1,394)
Goldman Sachs International	Hang Seng Index	HKD	700,000	90,310	Rec	Dec 2015	26.10%	(30,796)	(30,796)
Goldman Sachs International	Hang Seng Index	HKD	750,000	96,755	Rec	Dec 2015	26.10%	(30,112)	(30,112)
Goldman Sachs International	Hang Seng Index	HKD	300,000	38,700	Rec	Dec 2015	25.45%	19,231	19,231
Goldman Sachs International	Hang Seng Index	HKD	1,413,000	182,284	Rec	Dec 2015	25.40%	99,084	99,084
Goldman Sachs International	Hang Seng Index	HKD	1,600,000	206,450	Rec	Dec 2015	25.70%	92,184	92,184
Goldman Sachs International	Hang Seng Index	HKD	800,000	103,102	Rec	Dec 2016	28.70%	117,430	117,430
Goldman Sachs International	Hang Seng Index	HKD	638,625	82,346	Rec	Dec 2016	28.30%	132,210	132,210
Goldman Sachs International	Hang Seng Index	HKD	1,300,000	167,577	Rec	Dec 2016	24.70%	(194,420)	(194,420)
Goldman Sachs International	Hang Seng Index	HKD	876,800	113,043	Rec	Dec 2016	28.10%	287,150	287,150
Goldman Sachs International	Hang Seng Index	HKD	1,300,000	167,424	Rec	Dec 2016	28.15%	559,581	559,581
Goldman Sachs International	KOSPI 200	KRW	500,000,000	463,000	Rec	Dec 2015	21.30%	(3,184,864)	(3,184,864)
Goldman Sachs International	KOSPI 200	KRW	150,000,000	142,500	Rec	Dec 2015	20.85%	(911,160)	(911,160)

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Goldman Sachs International	KOSPI 200	KRW	125,125,000	122,622	Rec	Dec 2016	20.45%	(359,933)	(359,933)
Goldman Sachs International	KOSPI 200	KRW	22,000,000	21,648	Rec	Dec 2015	19.15%	(108,136)	(108,136)
Goldman Sachs International	KOSPI 200	KRW	55,000,000	54,065	Rec	Dec 2015	19.15%	(270,851)	(270,851)
Goldman Sachs International	KOSPI 200	KRW	75,000,000	73,350	Rec	Dec 2015	19.35%	(377,053)	(377,053)
Goldman Sachs International	KOSPI 200	KRW	130,000,000	127,270	Rec	Dec 2015	19.00%	(627,245)	(627,245)
Goldman Sachs International	KOSPI 200	KRW	150,000,000	147,600	Rec	Dec 2015	19.00%	(723,550)	(723,550)
Goldman Sachs International	KOSPI 200	KRW	302,730,000	300,005	Rec	Dec 2015	19.00%	(1,455,970)	(1,455,970)
Goldman Sachs International	KOSPI 200	KRW	200,000,000	191,600	Rec	Dec 2016	21.00%	(549,827)	(549,827)
Goldman Sachs International	KOSPI 200	KRW	100,000,000	93,500	Rec	Dec 2016	21.00%	(272,849)	(272,849)
Goldman Sachs International	KOSPI 200	KRW	264,000,000	250,008	Rec	Dec 2015	20.80%	(1,502,104)	(1,502,104)
Goldman Sachs International	KOSPI 200	KRW	147,927,500	140,679	Rec	Dec 2015	20.55%	(820,884)	(820,884)
Goldman Sachs International	KOSPI 200	KRW	150,000,000	132,600	Rec	Dec 2016	20.00%	(146,093)	(146,093)
Goldman Sachs International	S&P 500 Index	USD	500,000	500,000	Pay	Dec 2015	19.45%	2,411,695	2,411,695
Goldman Sachs International	S&P 500 Index	USD	100,000	100,000	Pay	Dec 2015	19.05%	447,943	447,943
Goldman Sachs International	S&P 500 Index	USD	120,000	120,000	Pay	Dec 2016	18.70%	159,659	159,659
Goldman Sachs International	S&P 500 Index	USD	60,000	60,000	Pay	Dec 2015	17.40%	171,584	171,584
Goldman Sachs International	S&P 500 Index	USD	90,000	90,000	Pay	Dec 2015	17.80%	282,449	282,449
Goldman Sachs International	S&P 500 Index	USD	147,400	147,400	Pay	Dec 2015	17.70%	438,718	438,718
Goldman Sachs International	S&P 500 Index	USD	111,000	111,000	Pay	Dec 2015	17.65%	327,480	327,480
Goldman Sachs International	S&P 500 Index	USD	125,000	125,000	Pay	Dec 2015	17.00%	285,566	285,566
Goldman Sachs International	S&P 500 Index	USD	191,000	191,000	Pay	Dec 2016	20.50%	413,934	413,934
Goldman Sachs International	S&P 500 Index	USD	93,000	93,000	Pay	Dec 2016	20.30%	180,090	180,090
Goldman Sachs International	S&P 500 Index	USD	230,000	230,000	Pay	Dec 2016	22.25%	846,245	846,245
Goldman Sachs International	S&P 500 Index	USD	270,000	270,000	Pay	Dec 2016	20.10%	258,123	258,123
Morgan Stanley	FTSE 100	GBP	101,000	173,074	Pay	Dec 2015	16.60%	86,729	86,729
Morgan Stanley	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	26,416	26,416
Morgan Stanley	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	74,527	74,527
Morgan Stanley	Hang Seng Index	HKD	650,000	83,843	Rec	Dec 2015	21.00%	(160,618)	(160,618)
Morgan Stanley	Hang Seng Index	HKD	1,337,500	172,566	Rec	Dec 2015	25.60%	124,634	124,634
Morgan Stanley	Hang Seng Index	HKD	500,000	64,516	Rec	Dec 2016	28.00%	74,199	74,199
Morgan Stanley	Hang Seng Index	HKD	1,937,600	249,993	Rec	Dec 2016	23.90%	(244,428)	(244,428)
Morgan Stanley	Hang Seng Index	HKD	1,250,000	161,290	Rec	Dec 2016	28.15%	157,134	157,134
Morgan Stanley	Hang Seng Index	HKD	1,937,825	249,999	Rec	Dec 2016	24.75%	(434,951)	(434,951)
Morgan Stanley	KOSPI 200	KRW	100,000,000	97,100	Rec	Dec 2016	21.70%	(358,426)	(358,426)
Morgan Stanley	S&P 500 Index	USD	70,000	70,000	Pay	Dec 2015	18.00%	238,403	238,403
Morgan Stanley	S&P 500 Index	USD	97,000	97,000	Pay	Dec 2016	20.00%	213,325	213,325
Morgan Stanley	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.40%	826,300	826,300
Morgan Stanley	S&P 500 Index	USD	250,000	250,000	Pay	Dec 2016	21.75%	894,206	894,206
				$16,529,529				($413,134)	($413,134)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q1	10/15
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		12/15

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott

Andrew Arnott

President

Date: December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

Andrew Arnott

President

Date: December 17, 2015

/s/ Charles A. Rizzo

Charles A. Rizzo

Chief Financial Officer

Date: December 17, 2015